UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,097.20	$ 4.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.87	$ 4.38

* Expenses are equal to the Fund's annualized expense ratio of .86%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	11.4	13.2
Dell, Inc.	5.7	5.5
Intel Corp.	5.5	3.8
Cisco Systems, Inc.	4.7	0.2
Yahoo!, Inc.	2.5	2.2
Nextel Communications, Inc. Class A	2.2	2.1
Oracle Corp.	1.9	0.3
QUALCOMM, Inc.	1.7	0.0
Cognizant Technology Solutions Corp. Class A	1.4	1.1
Amgen, Inc.	1.2	0.0
	38.2
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	64.5	59.4
Health Care	10.8	10.4
Consumer Discretionary	9.7	11.0
Industrials	3.7	6.1
Telecommunication Services	3.6	4.5
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *		As of July 31, 2004 **
	Stocks 97.7%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	6.9%	** Foreign investments	13.3%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Keystone Automotive Industries, Inc. (a)	574,300	$ 12,635
Hotels, Restaurants & Leisure - 1.1%
Buffalo Wild Wings, Inc. (a)	156,100	6,320
Panera Bread Co. Class A (a)(d)	820,880	41,865
Penn National Gaming, Inc. (a)	108,900	7,143
Red Robin Gourmet Burgers, Inc. (a)	365,100	17,251
The Cheesecake Factory, Inc. (a)	378,600	12,255
		84,834
Household Durables - 0.3%
LG Electronics, Inc.	374,230	25,739
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	516,500	22,323
Blue Nile, Inc. (d)	546,500	15,302
Drugstore.com, Inc. (a)	1,014,900	2,898
eBay, Inc. (a)	731,900	59,650
eDiets.com, Inc. (a)	574,341	2,481
Shopping.Com Ltd.	387,700	8,630
		111,284
Media - 3.4%
Comcast Corp.:
Class A (a)	1,173,500	37,775
Class A (special) (a)	1,194,600	37,761
Cumulus Media, Inc. Class A (a)	595,632	8,244
EchoStar Communications Corp. Class A	1,680,622	51,276
Emmis Communications Corp. Class A (a)	108,000	1,898
Lamar Advertising Co. Class A (a)	877,900	37,732
NTL, Inc. (a)	998,643	67,938
XM Satellite Radio Holdings, Inc. Class A (a)	502,700	16,041
		258,665
Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	337,100	17,125
Big 5 Sporting Goods Corp.	359,000	9,829
Hot Topic, Inc. (a)	2,051,000	39,748
Rent-A-Center, Inc. (a)	219,100	5,366
Ross Stores, Inc.	1,950,000	55,809
Select Comfort Corp. (a)	1,298,100	25,404
Staples, Inc.	1,676,700	54,895
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Steiner Leisure Ltd. (a)	413,700	$ 12,833
West Marine, Inc. (a)	779,000	18,392
		239,401
Textiles, Apparel & Luxury Goods - 0.1%
Brown Shoe Co., Inc.	75,600	2,189
Warnaco Group, Inc. (a)	390,000	8,428
		10,617
TOTAL CONSUMER DISCRETIONARY		743,175
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	821,700	38,842
ENERGY - 1.7%
Energy Equipment & Services - 1.0%
Patterson-UTI Energy, Inc.	4,195,600	81,604
Oil & Gas - 0.7%
Ashland, Inc.	38,500	2,363
Top Tankers, Inc. (e)	1,763,200	29,780
Valero Energy Corp.	381,200	19,834
		51,977
TOTAL ENERGY		133,581
FINANCIALS - 3.2%
Capital Markets - 1.2%
Ameritrade Holding Corp. (a)	5,725,500	74,031
Calamos Asset Management, Inc. Class A	853,600	21,562
		95,593
Commercial Banks - 2.0%
Fifth Third Bancorp	1,111,600	51,656
Nara Bancorp, Inc.	434,000	8,658
Silicon Valley Bancshares (a)	642,000	28,017
Texas Capital Bancshares, Inc. (a)	400,000	9,484
Texas Regional Bancshares, Inc. Class A	113,800	3,522
UCBH Holdings, Inc.	353,400	15,574
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	375,077	$ 20,573
Zions Bancorp	181,800	12,330
		149,814
TOTAL FINANCIALS		245,407
HEALTH CARE - 10.8%
Biotechnology - 5.6%
Affymetrix, Inc. (a)	485,100	19,967
Alkermes, Inc. (a)	704,800	8,930
Amgen, Inc. (a)	1,526,600	95,016
Biogen Idec, Inc. (a)	968,100	62,888
BioMarin Pharmaceutical, Inc. (a)	1,377,600	8,334
Celgene Corp. (a)	799,800	21,867
Cephalon, Inc. (a)	486,900	23,955
Enzon Pharmaceuticals, Inc. (a)	804,900	10,383
Gen-Probe, Inc. (a)	143,000	6,980
Genentech, Inc. (a)	760,400	36,279
ImmunoGen, Inc. (a)	51,041	356
Invitrogen Corp. (a)	725,700	49,863
MedImmune, Inc. (a)	876,000	20,722
Millennium Pharmaceuticals, Inc. (a)	3,228,400	29,734
ONYX Pharmaceuticals, Inc. (a)	623,100	18,095
OSI Pharmaceuticals, Inc. (a)	181,000	11,783
Seattle Genetics, Inc. (a)	551,300	3,264
		428,416
Health Care Equipment & Supplies - 1.3%
American Medical Systems Holdings, Inc. (a)	605,200	23,766
Cytyc Corp. (a)	484,000	12,124
DENTSPLY International, Inc.	283,650	15,904
Respironics, Inc. (a)	772,300	44,716
		96,510
Health Care Providers & Services - 2.9%
Accredo Health, Inc. (a)	930,100	27,698
Caremark Rx, Inc. (a)	456,660	17,855
Express Scripts, Inc. (a)	501,500	37,206
HealthSouth Corp. (a)	86,700	507
Henry Schein, Inc. (a)	462,100	31,451
Humana, Inc. (a)	1,404,300	48,125
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
IMPATH, Inc. (a)	303,600	$ 1,312
PacifiCare Health Systems, Inc. (a)	381,500	23,474
Patterson Companies, Inc. (a)	233,200	10,862
Sun Healthcare Group, Inc. (a)	11,300	86
WebMD Corp. (a)	3,213,300	24,260
		222,836
Pharmaceuticals - 1.0%
Elan Corp. PLC sponsored ADR (a)	470,400	12,668
Endo Pharmaceuticals Holdings, Inc. (a)	2,011,800	42,268
Sepracor, Inc. (a)	19,600	1,121
Teva Pharmaceutical Industries Ltd. sponsored ADR	722,500	20,757
		76,814
TOTAL HEALTH CARE		824,576
INDUSTRIALS - 3.7%
Air Freight & Logistics - 0.2%
Forward Air Corp. (a)	275,000	11,719
Airlines - 0.7%
JetBlue Airways Corp. (a)	1,693,156	33,508
Ryanair Holdings PLC sponsored ADR (a)	448,100	20,985
		54,493
Building Products - 0.1%
Trex Co., Inc. (a)	230,100	11,286
Commercial Services & Supplies - 1.7%
Apollo Group, Inc. Class A (a)	240,900	18,836
Cintas Corp.	1,127,200	49,033
Herman Miller, Inc.	1,371,000	36,633
Monster Worldwide, Inc. (a)	193,000	6,039
Strayer Education, Inc.	177,400	19,044
		129,585
Machinery - 0.3%
PACCAR, Inc.	328,150	23,187
Road & Rail - 0.5%
Landstar System, Inc. (a)	1,037,392	36,080
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)(e)	1,104,395	$ 16,809
TOTAL INDUSTRIALS		283,159
INFORMATION TECHNOLOGY - 64.5%
Communications Equipment - 11.7%
Alcatel SA sponsored ADR (a)(d)	2,145,100	30,718
Alvarion Ltd. (a)	1,376,500	14,233
Andrew Corp. (a)	1,089,800	14,233
Arris Group, Inc. (a)	758,596	4,696
Avaya, Inc. (a)	500,000	7,175
Carrier Access Corp. (a)(e)	1,968,400	14,527
CIENA Corp. (a)	6,582,600	16,786
Cisco Systems, Inc. (a)	20,015,400	361,078
Comverse Technology, Inc. (a)	1,909,100	42,668
Enterasys Networks, Inc. (a)	9,256,700	13,052
Ixia (a)	360,600	5,597
Juniper Networks, Inc. (a)	3,195,400	80,300
Motorola, Inc.	4,659,230	73,336
Nokia Corp. sponsored ADR	1,068,300	16,324
Polycom, Inc. (a)	748,626	12,936
Powerwave Technologies, Inc. (a)	883,700	6,955
QUALCOMM, Inc.	3,538,500	131,774
Research In Motion Ltd. (a)	578,900	41,198
Sonus Networks, Inc. (a)	1,946,600	11,933
		899,519
Computers & Peripherals - 10.9%
Apple Computer, Inc. (a)	1,127,100	86,674
Avid Technology, Inc. (a)	152,100	9,590
Dell, Inc. (a)	10,408,700	434,667
Diebold, Inc.	848,600	45,689
EMC Corp. (a)	3,165,200	41,464
Hutchinson Technology, Inc. (a)	646,787	22,832
Maxtor Corp. (a)	2,708,000	12,809
Network Appliance, Inc. (a)	244,900	7,798
Seagate Technology	4,774,000	80,776
Sun Microsystems, Inc. (a)	11,574,345	50,464
Western Digital Corp. (a)	4,089,000	44,039
		836,802
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
CDW Corp.	472,200	$ 27,624
DDi Corp. (a)	519,189	1,251
Flextronics International Ltd. (a)	2,097,900	29,685
Hon Hai Precision Industries Co. Ltd.	4,613,794	20,265
Molex, Inc.	503,400	14,458
Nano-Proprietary, Inc. (a)	2,213,900	4,649
Solectron Corp. (a)	5,257,900	26,132
Universal Display Corp. (a)	69,900	527
		124,591
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	1,272,200	16,666
Google, Inc. Class A (sub. vtg.)	203,400	39,791
Marchex, Inc. Class B	2,300	41
Vignette Corp. (a)	3,278,200	4,294
Yahoo!, Inc. (a)	5,374,116	189,223
		250,015
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	2,861,600	108,455
Infosys Technologies Ltd. sponsored ADR	246,300	16,266
Paychex, Inc.	497,400	15,166
Syntel, Inc.	799,300	13,436
		153,323
Semiconductors & Semiconductor Equipment - 17.0%
Agere Systems, Inc.:
Class A (a)	16,484,211	23,737
Class B (a)	16,413,400	23,635
Altera Corp. (a)	585,400	11,240
Analog Devices, Inc.	1,654,300	59,373
Applied Materials, Inc. (a)	5,917,000	94,080
ATI Technologies, Inc. (a)	826,700	14,342
ATMI, Inc. (a)	1,341,111	30,483
FEI Co. (a)	964,500	19,444
Freescale Semiconductor, Inc.:
Class A	1,934,100	33,073
Class B (a)	1,215,334	21,232
Integrated Circuit Systems, Inc. (a)	1,287,600	24,464
Intel Corp.	18,833,400	422,810
Intersil Corp. Class A	679,900	10,083
KLA-Tencor Corp. (a)	371,300	17,173
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Linear Technology Corp.	1,183,500	$ 44,665
Marvell Technology Group Ltd. (a)	1,657,600	55,447
Maxim Integrated Products, Inc.	1,205,400	47,023
Microchip Technology, Inc.	1,186,300	30,903
Mindspeed Technologies, Inc. (a)	2,969,033	6,903
National Semiconductor Corp.	2,783,800	47,130
NVIDIA Corp. (a)	1,867,600	42,805
Omnivision Technologies, Inc. (a)(d)	490,000	7,953
PMC-Sierra, Inc. (a)	1,171,100	12,039
Samsung Electronics Co. Ltd.	131,350	63,340
Silicon Laboratories, Inc. (a)	1,259,200	42,939
STATS ChipPAC Ltd. ADR (a)(d)	2,802,270	16,085
Texas Instruments, Inc.	2,151,100	49,927
Vitesse Semiconductor Corp. (a)	3,950,000	11,455
Xilinx, Inc.	610,200	17,812
		1,301,595
Software - 18.0%
Activision, Inc. (a)	100,000	2,260
BEA Systems, Inc. (a)	4,253,943	36,244
FileNET Corp. (a)	1,204,882	26,929
Intuit, Inc. (a)	355,900	13,880
Jack Henry & Associates, Inc.	384,109	7,986
Kronos, Inc. (a)	253,500	13,631
Lawson Software, Inc. (a)	2,646,700	17,336
Microsoft Corp.	33,281,800	874,640
Oracle Corp. (a)	10,796,200	148,664
Quest Software, Inc. (a)	1,691,100	24,014
Red Hat, Inc. (a)	3,103,900	33,677
Siebel Systems, Inc. (a)	5,095,494	44,382
Symantec Corp. (a)	3,643,400	85,073
Take-Two Interactive Software, Inc. (a)	595,300	20,984
TIBCO Software, Inc. (a)	1,808,300	19,873
WatchGuard Technologies, Inc. (a)	1,237,200	5,023
		1,374,596
TOTAL INFORMATION TECHNOLOGY		4,940,441
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. (a)	161,305	$ 960
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	99,200	2,976
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	1,701,900	30,838
Nextel Communications, Inc. Class A (a)	5,953,900	170,817
Nextel Partners, Inc. Class A (a)	487,200	9,690
NII Holdings, Inc. (a)	1,072,600	57,706
		269,051
TOTAL TELECOMMUNICATION SERVICES		272,027
TOTAL COMMON STOCKS (Cost $6,992,618)		7,482,168
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 2.31% (b)	166,719,431	166,719
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	78,532,300	78,532
TOTAL MONEY MARKET FUNDS (Cost $245,251)		245,251
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $7,237,869)		7,727,419
NET OTHER ASSETS - (0.9)%		(65,733)
NET ASSETS - 100%		$ 7,661,686
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
24/7 Real Media, Inc.	$ 6,713	$ 7,257	$ 10,999	$ -	$ -
Carrier Access Corp.	-	19,282	-	-	14,527
eDiets.com, Inc.	3,208	-	2,218	-	-
Homestore, Inc.	27,581	16,819	35,800	-	-
Redback Networks, Inc.	15,289	-	13,429	-	-
Rush Enterprises, Inc. Class A	-	18,460	4,508	-	16,809
Time Warner Telecom, Inc. Class A	32,301	166	28,716	-	-
Top Tankers, Inc.	1,987	22,221	-	345	29,780
WatchGuard Technologies, Inc.	6,848	4,362	4,158	-	-
Wet Seal, Inc. Class A	7,768	-	2,746	-	-
Total	$ 101,695	$ 88,567	$ 102,574	$ 345	$ 61,116
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $5,419,239,000 of which $4,169,344,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,173) (cost $7,237,869) - See accompanying schedule		$ 7,727,419
Foreign currency held at value (cost $157)		166
Receivable for investments sold		99,411
Receivable for fund shares sold		8,031
Dividends receivable		2,484
Interest receivable		277
Prepaid expenses		26
Other affiliated receivables		30
Other receivables		599
Total assets		7,838,443

Liabilities
Payable for investments purchased	$ 80,181
Payable for fund shares redeemed	12,405
Accrued management fee	3,761
Other affiliated payables	1,788
Other payables and accrued expenses	90
Collateral on securities loaned, at value	78,532
Total liabilities		176,757

Net Assets		$ 7,661,686
Net Assets consist of:
Paid in capital		$ 12,082,479
Accumulated net investment loss		(3,909)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,906,476)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		489,592
Net Assets, for 232,252 shares outstanding		$ 7,661,686
Net Asset Value, offering price and redemption price per share ($7,661,686 ÷ 232,252 shares)		$ 32.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends (including $345 received from affiliated issuers)		$ 16,021
Special Dividends		106,284
Interest		647
Security lending		330
Total income		123,282

Expenses
Management fee Basic fee	$ 23,517
Performance adjustment	(1,057)
Transfer agent fees	9,038
Accounting and security lending fees	580
Non-interested trustees' compensation	22
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	183
Registration fees	63
Audit	42
Legal	16
Interest	2
Miscellaneous	18
Total expenses before reductions	32,427
Expense reductions	(866)	31,561
Net investment income (loss)		91,721
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(79,763) from affiliated issuers)	531,675
Foreign currency transactions	27
Total net realized gain (loss)		531,702
Change in net unrealized appreciation (depreciation) on: Investment securities	77,193
Assets and liabilities in foreign currencies	56
Total change in net unrealized appreciation (depreciation)		77,249
Net gain (loss)		608,951
Net increase (decrease) in net assets resulting from operations		$ 700,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,721	$ (41,667)
Net realized gain (loss)	531,702	1,268,916
Change in net unrealized appreciation (depreciation)	77,249	(703,476)
Net increase (decrease) in net assets resulting from operations	700,672	523,773
Distributions to shareholders from net investment income	(95,497)	-
Share transactions Proceeds from sales of shares	788,333	2,620,488
Reinvestment of distributions	94,057	-
Cost of shares redeemed	(1,147,881)	(2,863,293)
Net increase (decrease) in net assets resulting from share transactions	(265,491)	(242,805)
Total increase (decrease) in net assets	339,684	280,968

Net Assets
Beginning of period	7,322,002	7,041,034
End of period (including accumulated net investment loss of $3,909 and accumulated net investment loss of $133, respectively)	$ 7,661,686	$ 7,322,002
Other Information Shares
Sold	24,589	82,028
Issued in reinvestment of distributions	2,762	-
Redeemed	(35,733)	(89,916)
Net increase (decrease)	(8,382)	(7,888)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.43	$ 28.33	$ 23.46	$ 32.96	$ 69.82	$ 51.53
Income from Investment Operations
Net investment income (loss) D	.39 E	(.17)	(.17)	(.24)	(.18)	(.27)
Net realized and unrealized gain (loss)	2.58	2.27	5.04	(9.26)	(24.02)	24.07
Total from investment operations	2.97	2.10	4.87	(9.50)	(24.20)	23.80
Distributions from net investment income	(.41)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(12.66)	(5.51)
Total distributions	(.41)	-	-	-	(12.66)	(5.51)
Net asset value, end of period	$ 32.99	$ 30.43	$ 28.33	$ 23.46	$ 32.96	$ 69.82
Total Return B, C	9.72%	7.41%	20.76%	(28.82)%	(42.79)%	50.05%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.91%	1.18%	1.14%	.97%	.76%
Expenses net of voluntary waivers, if any	.86% A	.91%	1.18%	1.14%	.97%	.76%
Expenses net of all reductions	.84% A	.89%	1.12%	1.09%	.94%	.75%
Net investment income (loss)	2.43% A, E	(.53)%	(.71)%	(.81)%	(.40)%	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 7,662	$ 7,322	$ 7,041	$ 5,911	$ 8,802	$ 14,548
Portfolio turnover rate	94% A	61%	116%	120%	219%	196%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.45 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.39)%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,011,942
Unrealized depreciation	(543,068)
Net unrealized appreciation (depreciation)	$ 468,874
Cost for federal income tax purposes	$ 7,258,545

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,519,068 and $3,871,144, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $635 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $595 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 27,227	2.14%	$ 2

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period amounted to $5,484. The weighted average interest rate was 2.06%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $797 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $68, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
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Buying shares

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Attn: Distribution Services
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General Correspondence

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P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investments
Advisors

Fidelity International Investments
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OTC-USAN-0305
1.789288.101

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the last six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,187.40	$ 4.80
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.82	$ 4.43

* Expenses are equal to the Fund's annualized expense ratio of .87%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Teekay Shipping Corp.	6.2	6.9
AES Corp.	6.0	6.4
General Maritime Corp.	5.6	5.6
Forest Oil Corp.	4.7	4.1
Nextel Communications, Inc. Class A	3.4	3.5
Qwest Communications International, Inc.	3.0	3.6
Range Resources Corp.	2.8	3.5
Tyco International Ltd.	2.7	4.2
CMS Energy Corp.	2.5	3.0
DaVita, Inc.	2.1	2.2
	39.0
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	34.1	31.6
Industrials	11.1	10.1
Materials	10.8	8.0
Telecommunication Services	9.3	12.1
Utilities	8.7	9.4
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *		As of July 31, 2004 **
	Stocks 93.6%		Stocks 96.4%
	Convertible Securities 0.0%		Bonds 0.3%
	Other Investments 0.9%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 5.5%		Other Investments 1.2%
Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	20.8%	** Foreign investments	19.7%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.8%
Dana Corp.	204,100	$ 3,239
Tenneco Automotive, Inc. (a)	135,500	2,187
TRW Automotive Holdings Corp.	618,100	12,300
		17,726
Hotels, Restaurants & Leisure - 1.2%
Centerplate, Inc. unit	363,005	4,937
Friendly Ice Cream Corp. (a)(e)	423,400	3,696
Six Flags, Inc. (a)	1,951,100	8,351
Sunterra Corp. (a)(d)	342,900	4,735
Wyndham International, Inc. Class A (a)	4,877,800	4,634
		26,353
Household Durables - 0.0%
Juno Lighting, Inc.	3,600	144
Leisure Equipment & Products - 0.4%
Alliance Gaming Corp. (a)(d)	896,000	8,933
Media - 4.7%
Cablevision Systems Corp. - NY Group Class A (a)	242,900	6,653
Charter Communications, Inc. Class A (a)(d)	6,307,871	10,156
Gray Television, Inc.	622,300	8,998
Liberty Media International, Inc. Class A (a)	11,987	543
News Corp. Class A	180,888	3,075
NTL, Inc. (a)	625,907	42,580
Spanish Broadcasting System, Inc. Class A (a)	209,400	2,152
The DIRECTV Group, Inc. (a)	619,645	9,326
The Reader's Digest Association, Inc. (non-vtg.)	752,900	12,137
Time Warner, Inc. (a)	277,400	4,993
UnitedGlobalCom, Inc. Class A (a)	582,912	5,695
		106,308
Specialty Retail - 1.0%
AutoNation, Inc. (a)	247,600	4,714
Gap, Inc.	758,200	16,688
		21,402
TOTAL CONSUMER DISCRETIONARY		180,866
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.0%
Koninklijke Ahold NV sponsored ADR (a)(d)	2,756,800	22,799
Kroger Co. (a)	371,300	6,349
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Pathmark Stores, Inc. (a)	1,297,047	$ 6,148
Safeway, Inc. (a)	445,700	8,401
		43,697
Food Products - 0.4%
Kellogg Co.	184,900	8,254
Personal Products - 0.3%
Revlon, Inc. Class A (a)	3,225,199	7,740
TOTAL CONSUMER STAPLES		59,691
ENERGY - 34.1%
Energy Equipment & Services - 4.8%
Grant Prideco, Inc. (a)	606,300	11,883
Grey Wolf, Inc. (a)	6,220,200	32,967
Hanover Compressor Co. (a)	451,500	6,402
Nabors Industries Ltd. (a)	163,100	8,220
Petroleum Geo-Services ASA ADR (a)(d)	296,153	20,568
Pride International, Inc. (a)	484,300	11,328
Rowan Companies, Inc.	321,100	9,042
Universal Compression Holdings, Inc. (a)	184,700	7,189
		107,599
Oil & Gas - 29.3%
Burlington Resources, Inc.	709,500	31,012
Chesapeake Energy Corp.	2,434,100	42,767
Comstock Resources, Inc. (a)	311,800	7,315
Forest Oil Corp. (a)(e)	3,133,300	105,561
Frontier Oil Corp.	578,600	16,183
Frontline Ltd. (d)	185,300	9,230
Frontline Ltd. (NY Shares)	603,900	30,648
General Maritime Corp. (a)(e)	2,738,500	125,697
Houston Exploration Co. (a)	89,200	4,836
OMI Corp. (d)	2,725,200	47,691
Overseas Shipholding Group, Inc.	123,200	6,876
Range Resources Corp.	2,814,300	62,449
Ship Finance International Ltd. (d)	156,252	3,556
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	3,096,000	$ 137,375
Valero Energy Corp.	455,200	23,684
		654,880
TOTAL ENERGY		762,479
FINANCIALS - 2.6%
Consumer Finance - 0.5%
Metris Companies, Inc.	937,300	11,154
Insurance - 1.7%
American Financial Group, Inc., Ohio	1,002,800	30,876
UnumProvident Corp.	423,700	7,275
		38,151
Thrifts & Mortgage Finance - 0.4%
Capital Crossing Bank (a)	258,800	8,282
TOTAL FINANCIALS		57,587
HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	184,700	6,235
Health Care Providers & Services - 2.1%
Carriage Services, Inc. (a)	14,700	73
DaVita, Inc. (a)	1,151,600	48,321
		48,394
Pharmaceuticals - 1.2%
Elan Corp. PLC sponsored ADR (a)	987,700	26,599
TOTAL HEALTH CARE		81,228
INDUSTRIALS - 11.1%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. (a)	365,424	3,943
Goodrich Corp.	133,700	4,586
		8,529
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corp. (a)	162,411	4,007
Airlines - 2.2%
America West Holding Corp. Class B (a)(d)	800,600	4,011
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
AMR Corp. (a)(d)	2,514,530	$ 21,625
Delta Air Lines, Inc. (a)(d)	3,927,450	21,169
Northwest Airlines Corp. (a)(d)	455,100	3,363
		50,168
Building Products - 2.6%
American Standard Companies, Inc. (a)	713,200	28,557
Lennox International, Inc.	230,700	4,605
Royal Group Technologies Ltd. (sub. vtg.) (a)	564,700	5,073
York International Corp.	536,700	19,493
		57,728
Commercial Services & Supplies - 1.3%
Allied Waste Industries, Inc. (a)	889,800	7,394
Clean Harbors, Inc. (a)(d)	140,200	2,641
Corrections Corp. of America (a)	479,200	19,690
		29,725
Construction & Engineering - 0.1%
Integrated Electrical Services, Inc. (a)	326,200	1,298
Industrial Conglomerates - 2.7%
Tyco International Ltd.	1,646,200	59,494
Machinery - 1.0%
Navistar International Corp. (a)	234,000	9,107
SPX Corp.	180,200	7,550
Terex Corp. (a)	82,700	3,560
Thermadyne Holdings Corp. (a)	64,900	833
Timken Co.	92,800	2,391
		23,441
Marine - 0.1%
Golden Ocean Group Ltd. (a)(d)	2,067,600	1,218
Road & Rail - 0.5%
Central Freight Lines, Inc. (a)(e)	973,340	6,103
Kansas City Southern (a)	326,700	5,704
		11,807
TOTAL INDUSTRIALS		247,415
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.2%
Motorola, Inc.	244,900	3,855
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.9%
DDi Corp. (a)(d)	2,071,300	$ 4,992
Merix Corp. (a)	385,000	3,550
Solectron Corp. (a)	475,100	2,361
Viasystems Group, Inc. (a)	95,400	1,145
Viasystems Group, Inc. (a)(h)	625,780	7,509
		19,557
Semiconductors & Semiconductor Equipment - 2.1%
Atmel Corp. (a)	1,776,500	5,436
Conexant Systems, Inc. (a)	927,700	1,521
Fairchild Semiconductor International, Inc. (a)	200,000	2,854
Freescale Semiconductor, Inc.:
Class A	287,500	4,916
Class B (a)	27,040	472
ON Semiconductor Corp. (a)	8,789,700	32,170
		47,369
TOTAL INFORMATION TECHNOLOGY		70,781
MATERIALS - 10.8%
Chemicals - 4.1%
Celanese Corp. Class A	106,300	1,715
Crompton Corp.	2,974,200	34,649
Great Lakes Chemical Corp.	813,000	21,504
NOVA Chemicals Corp.	454,800	20,515
Rhodia SA ADR (d)	5,081,400	12,958
Solutia, Inc. (a)	1,779,500	1,602
		92,943
Construction Materials - 0.3%
Texas Industries, Inc.	103,800	6,595
Containers & Packaging - 3.7%
Anchor Glass Container Corp. (a)	150,400	895
Owens-Illinois, Inc. (a)	1,432,890	32,555
Pactiv Corp. (a)	1,408,200	31,276
Sealed Air Corp. (a)	156,900	8,049
Smurfit-Stone Container Corp. (a)	637,000	9,580
		82,355
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	$ 10,399
Haynes International, Inc. (a)(f)	16,834	305
		10,704
Paper & Forest Products - 2.2%
Georgia-Pacific Corp.	301,300	9,672
International Paper Co.	510,400	19,982
Weyerhaeuser Co.	318,900	19,899
		49,553
TOTAL MATERIALS		242,150
TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 4.0%
Covad Communications Group, Inc. (a)	931,615	1,574
General Communications, Inc. Class A (a)	907,800	9,060
Qwest Communications International, Inc. (a)	15,875,700	66,678
Telewest Global, Inc. (a)	590,291	9,946
XO Communications, Inc. (a)	926,500	2,548
		89,806
Wireless Telecommunication Services - 4.4%
American Tower Corp. Class A (a)	300,300	5,441
Crown Castle International Corp. (a)	536,100	8,792
Nextel Communications, Inc. Class A (a)	2,660,585	76,332
NII Holdings, Inc. (a)	160,800	8,651
		99,216
TOTAL TELECOMMUNICATION SERVICES		189,022
UTILITIES - 8.7%
Multi-Utilities & Unregulated Power - 8.7%
AES Corp. (a)	9,559,458	134,310
Aquila, Inc. (a)	911,800	3,374
CMS Energy Corp. (a)	5,352,600	56,363
		194,047
TOTAL COMMON STOCKS (Cost $1,563,428)		2,085,266
Preferred Stocks - 0.3%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	32,200	$ 1,401
Nonconvertible Preferred Stocks - 0.3%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Doane Pet Care Co. 14.25% pay-in-kind (a)	122,505	6,370
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	84	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,370
TOTAL PREFERRED STOCKS (Cost $6,956)		7,771
Floating Rate Loans - 0.9%
	Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
McLeodUSA, Inc.:
revolver loan 5.5967% 5/31/07 (g)	$ 5,792	2,954
Tranche A, term loan 5.6002% 5/31/07 (g)	17,276	9,329
Tranche B, term loan 5.67% 5/30/08 (g)	15,507	7,599
		19,882
TOTAL FLOATING RATE LOANS (Cost $27,146)		19,882
Money Market Funds - 7.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.31% (b)	120,955,029	$ 120,955
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	48,445,500	48,446
TOTAL MONEY MARKET FUNDS (Cost $169,401)		169,401
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,766,931)		2,282,320
NET OTHER ASSETS - (2.1)%		(46,523)
NET ASSETS - 100%		$ 2,235,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $305,000 or 0.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,509,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Viasystems Group, Inc.	2/13/04	$ 12,594
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
Marshall Islands	13.9%
Bermuda	2.1%
Ireland	1.2%
Canada	1.1%
Netherlands	1.0%
Others (individually less than 1%)	1.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Central Freight Lines, Inc.	$ -	$ 6,048	$ -	$ -	$ 6,103
Forest Oil Corp.	61,599	28,862	-	-	105,561
Friendly Ice Cream Corp.	3,362	792	-	-	3,696
General Maritime Corp.	84,190	4,005	6,432	-	125,697
Pathmark Stores, Inc.	11,606	-	1,585	-	-
Triton PCS Holdings, Inc. Class A	11,894	-	10,296	-	-
Total	$ 172,651	$ 39,707	$ 18,313	$ -	$ 241,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,149) (cost $1,766,931) - See accompanying schedule		$ 2,282,320
Receivable for investments sold		77
Receivable for fund shares sold		13,954
Dividends receivable		417
Interest receivable		438
Prepaid expenses		5
Other affiliated receivables		2
Other receivables		315
Total assets		2,297,528

Liabilities
Payable for investments purchased	$ 8,840
Payable for fund shares redeemed	2,919
Accrued management fee	1,103
Other affiliated payables	390
Other payables and accrued expenses	33
Collateral on securities loaned, at value	48,446
Total liabilities		61,731

Net Assets		$ 2,235,797
Net Assets consist of:
Paid in capital		$ 1,715,631
Undistributed net investment income		3,913
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		864
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		515,389
Net Assets, for 98,960 shares outstanding		$ 2,235,797
Net Asset Value, offering price and redemption price per share ($2,235,797 ÷ 98,960 shares)		$ 22.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 7,824
Interest		3,069
Security lending		645
Total income		11,538

Expenses
Management fee	$ 5,360
Transfer agent fees	1,759
Accounting and security lending fees	261
Non-interested trustees' compensation	5
Custodian fees and expenses	14
Registration fees	68
Audit	24
Legal	2
Miscellaneous	8
Total expenses before reductions	7,501
Expense reductions	(173)	7,328
Net investment income (loss)		4,210
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(3,075) from affiliated issuers)	14,587
Foreign currency transactions	(53)
Total net realized gain (loss)		14,534
Change in net unrealized appreciation (depreciation) on Investment securities		262,643
Net gain (loss)		277,177
Net increase (decrease) in net assets resulting from operations		$ 281,387

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,210	$ 2,937
Net realized gain (loss)	14,534	106,434
Change in net unrealized appreciation (depreciation)	262,643	162,681
Net increase (decrease) in net assets resulting from operations	281,387	272,052
Distributions to shareholders from net investment income	(3,319)	-
Distributions to shareholders from net realized gain	(83,080)	(14,471)
Total distributions	(86,399)	(14,471)
Share transactions Proceeds from sales of shares	808,922	1,359,933
Reinvestment of distributions	82,680	13,770
Cost of shares redeemed	(355,564)	(847,399)
Net increase (decrease) in net assets resulting from share transactions	536,038	526,304
Redemption fees	576	2,119
Total increase (decrease) in net assets	731,602	786,004

Net Assets
Beginning of period	1,504,195	718,191
End of period (including undistributed net investment income of $3,913 and $3,427, respectively)	$ 2,235,797	$ 1,504,195
Other Information Shares
Sold	37,544	70,707
Issued in reinvestment of distributions	4,282	788
Redeemed	(17,416)	(45,040)
Net increase (decrease)	24,410	26,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.18	$ 14.93	$ 7.37	$ 10.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.04	.01	.11 G	.07
Net realized and unrealized gain (loss)	3.51	5.45	7.49	(3.22) G	.58
Total from investment operations	3.56	5.49	7.50	(3.11)	.65
Distributions from net investment income	(.04)	-	-	(.20)	-
Distributions from net realized gain	(1.12)	(.27)	-	-	-
Total distributions	(1.16)	(.27)	-	(.20)	-
Redemption fees added to paid in capital D	.01	.03	.06	.02	.01
Net asset value, end of period	$ 22.59	$ 20.18	$ 14.93	$ 7.37	$ 10.66
Total Return B, C	18.74%	37.27%	102.58%	(29.40)%	6.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.88%	.93%	1.14%	.94% A
Expenses net of voluntary waivers, if any	.87% A	.88%	.93%	1.14%	.94% A
Expenses net of all reductions	.85% A	.85%	.83%	.93%	.83% A
Net investment income (loss)	.49% A	.23%	.07%	1.16%G	1.12% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,236	$ 1,504	$ 718	$ 36	$ 195
Portfolio turnover rate	20% A	35%	79%	203%	230% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 19, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Leveraged Company Stock Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 625,352
Unrealized depreciation	(107,809)
Net unrealized appreciation (depreciation)	$ 517,543
Cost for federal income tax purposes	$ 1,764,777

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $531,208 and $169,630, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $639 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $170 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LSF-USAN-0305
1.789286.101

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,058.40	$ 3.68
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.63	$ 3.62

*Expenses are equal to the Fund's annualized expense ratio of .71%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	5.7	6.1
Cardinal Health, Inc.	5.5	3.7
Home Depot, Inc.	5.4	4.3
Microsoft Corp.	5.1	5.5
Fannie Mae	4.2	4.9
SBC Communications, Inc.	4.1	4.2
Pfizer, Inc.	3.9	4.4
General Electric Co.	3.8	3.7
Clear Channel Communications, Inc.	3.8	4.1
Wyeth	3.7	3.1
	45.2
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	27.0
Information Technology	16.3	12.9
Health Care	16.1	16.1
Consumer Discretionary	10.6	10.1
Industrials	8.5	7.0
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *		As of July 31, 2004 **
	Stocks 97.3%		Stocks and Equity Futures 96.3%
	Convertible Securities 0.6%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	2.7%	** Foreign investments	2.4%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	2,468,600	$ 79,958
Media - 4.5%
Clear Channel Communications, Inc.	21,360,940	692,735
News Corp. Class A	7,255,800	123,349
Univision Communications, Inc. Class A (a)	100,300	2,739
		818,823
Specialty Retail - 5.7%
Home Depot, Inc.	23,995,000	990,034
Ross Stores, Inc.	399,176	11,424
TJX Companies, Inc.	1,562,800	39,133
		1,040,591
TOTAL CONSUMER DISCRETIONARY		1,939,372
CONSUMER STAPLES - 8.1%
Beverages - 0.5%
PepsiCo, Inc.	1,757,790	94,393
Food & Staples Retailing - 4.4%
CVS Corp.	9,629,500	446,327
Safeway, Inc. (a)	7,476,300	140,928
Wal-Mart Stores, Inc.	4,335,400	227,175
		814,430
Household Products - 0.3%
Colgate-Palmolive Co.	864,100	45,400
Procter & Gamble Co.	168,100	8,948
		54,348
Personal Products - 1.3%
Alberto-Culver Co.	4,196,645	227,668
Tobacco - 1.6%
Altria Group, Inc.	4,628,500	295,437
TOTAL CONSUMER STAPLES		1,486,276
ENERGY - 4.1%
Energy Equipment & Services - 3.1%
Diamond Offshore Drilling, Inc. (d)	3,949,300	172,861
ENSCO International, Inc.	2,522,094	86,331
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	4,138,079	$ 146,322
Transocean, Inc. (a)	3,488,000	153,472
		558,986
Oil & Gas - 1.0%
ConocoPhillips	1,710,200	158,689
Exxon Mobil Corp.	574,120	29,625
		188,314
TOTAL ENERGY		747,300
FINANCIALS - 25.8%
Capital Markets - 3.6%
Goldman Sachs Group, Inc.	1,625,400	175,299
Lehman Brothers Holdings, Inc.	634,700	57,878
Merrill Lynch & Co., Inc.	3,403,000	204,418
Morgan Stanley	3,454,400	193,308
Nuveen Investments, Inc. Class A	667,500	24,764
		655,667
Commercial Banks - 4.4%
Bank of America Corp.	8,204,698	380,452
North Fork Bancorp, Inc., New York	935,220	26,841
Synovus Financial Corp.	1,428,900	38,766
Wachovia Corp.	3,481,853	190,980
Wells Fargo & Co.	2,910,000	178,383
		815,422
Consumer Finance - 0.3%
MBNA Corp.	2,356,200	62,628
Diversified Financial Services - 2.4%
Citigroup, Inc.	7,127,039	349,581
J.P. Morgan Chase & Co.	2,637,624	98,463
		448,044
Insurance - 9.7%
ACE Ltd.	2,073,600	89,994
AFLAC, Inc.	392,400	15,504
AMBAC Financial Group, Inc.	1,304,200	100,267
American International Group, Inc.	15,837,800	1,049,889
Hartford Financial Services Group, Inc.	3,906,120	262,843
MBIA, Inc.	1,237,900	73,952
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	2,685,000	$ 106,729
PartnerRe Ltd.	390,300	24,733
Prudential Financial, Inc.	1,007,100	54,293
		1,778,204
Thrifts & Mortgage Finance - 5.4%
Fannie Mae	11,813,780	762,934
MGIC Investment Corp.	1,743,400	111,403
New York Community Bancorp, Inc.	2,156,500	38,450
Washington Mutual, Inc.	1,797,900	72,545
		985,332
TOTAL FINANCIALS		4,745,297
HEALTH CARE - 16.1%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	1,029,100	34,742
Medtronic, Inc.	535,700	28,119
		62,861
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	18,076,470	1,018,067
Henry Schein, Inc. (a)	11,438	778
Service Corp. International (SCI) (a)	1,216,983	8,397
UnitedHealth Group, Inc.	230,700	20,509
		1,047,751
Pharmaceuticals - 10.0%
Johnson & Johnson	5,488,700	355,119
Pfizer, Inc.	29,755,500	718,893
Schering-Plough Corp.	5,151,300	95,608
Wyeth	16,968,700	672,470
		1,842,090
TOTAL HEALTH CARE		2,952,702
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	1,153,400	66,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	864,300	$ 44,840
United Technologies Corp.	817,700	82,326
		193,844
Air Freight & Logistics - 0.0%
Ryder System, Inc.	220,800	10,057
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	655,100	17,026
ChoicePoint, Inc. (a)	1,222,700	56,244
		73,270
Industrial Conglomerates - 5.6%
General Electric Co.	19,489,900	704,170
Tyco International Ltd.	8,839,700	319,467
		1,023,637
Machinery - 0.7%
Ingersoll-Rand Co. Ltd. Class A	1,772,900	131,868
Marine - 0.1%
Alexander & Baldwin, Inc.	275,616	12,678
Road & Rail - 0.1%
CSX Corp.	614,200	24,550
TOTAL INDUSTRIALS		1,469,904
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	19,539,000	352,484
Comverse Technology, Inc. (a)	1,921,500	42,946
Motorola, Inc.	8,492,500	133,672
Nokia Corp. sponsored ADR	572,400	8,746
QUALCOMM, Inc.	843,300	31,404
		569,252
Computers & Peripherals - 2.4%
Dell, Inc. (a)	6,914,500	288,750
Diebold, Inc.	602,800	32,455
Hewlett-Packard Co.	6,272,100	122,870
		444,075
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	2,426,800	34,339
Jabil Circuit, Inc. (a)	1,794,700	42,301
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina-SCI Corp. (a)	2,437,700	$ 15,065
Solectron Corp. (a)(d)	9,028,400	44,871
		136,576
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	1,107,200	59,999
First Data Corp.	1,967,200	80,144
		140,143
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	317,200	11,384
Applied Materials, Inc. (a)	6,024,200	95,785
Freescale Semiconductor, Inc. Class B (a)	880,868	15,389
Intel Corp.	13,713,000	307,857
KLA-Tencor Corp. (a)	854,700	39,530
Lam Research Corp. (a)	1,133,300	30,327
Linear Technology Corp.	215,400	8,129
Novellus Systems, Inc. (a)	722,700	18,899
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,237,659	28,330
United Microelectronics Corp. sponsored ADR (d)	6,080,176	21,463
Xilinx, Inc.	145,500	4,247
		581,340
Software - 6.1%
BEA Systems, Inc. (a)	5,128,200	43,692
Microsoft Corp.	35,658,737	937,112
Symantec Corp. (a)	860,400	20,090
VERITAS Software Corp. (a)	4,813,234	123,796
		1,124,690
TOTAL INFORMATION TECHNOLOGY		2,996,076
MATERIALS - 0.5%
Chemicals - 0.2%
Praxair, Inc.	1,033,500	44,596
Metals & Mining - 0.2%
Alcan, Inc.	1,020,800	40,707
Paper & Forest Products - 0.1%
International Paper Co.	216,200	8,464
TOTAL MATERIALS		93,767
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 6.5%
BellSouth Corp.	5,787,100	$ 151,854
Qwest Communications International, Inc. (a)	28,571,200	119,999
SBC Communications, Inc.	31,380,791	745,608
Verizon Communications, Inc.	4,808,850	171,147
		1,188,608
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	2,207,600	63,336
TOTAL TELECOMMUNICATION SERVICES		1,251,944
UTILITIES - 1.0%
Electric Utilities - 1.0%
Entergy Corp.	679,700	47,253
FirstEnergy Corp.	1,325,700	52,710
PG&E Corp. (a)	2,133,800	74,683
		174,646
TOTAL COMMON STOCKS (Cost $16,564,389)		17,857,284
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	426,800	21,553
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,703)		21,553
Convertible Bonds - 0.5%
	Principal Amount (000s)
INDUSTRIALS - 0.5%
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	$ 51,110	86,560
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 8,560	$ 7,597
TOTAL CONVERTIBLE BONDS (Cost $65,238)		94,157
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	510,227,343	510,227
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	117,266,961	117,267
TOTAL MONEY MARKET FUNDS (Cost $627,494)		627,494
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $17,278,824)		18,600,488
NET OTHER ASSETS - (1.3)%		(238,383)
NET ASSETS - 100%		$ 18,362,105
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $195,547,000 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,673) (cost $17,278,824) - See accompanying schedule		$ 18,600,488
Receivable for investments sold		102,053
Receivable for fund shares sold		19,422
Dividends receivable		20,201
Interest receivable		969
Prepaid expenses		65
Other affiliated receivables		22
Other receivables		594
Total assets		18,743,814

Liabilities
Payable for investments purchased	$ 17,897
Payable for fund shares redeemed	235,666
Accrued management fee	6,942
Other affiliated payables	3,803
Other payables and accrued expenses	134
Collateral on securities loaned, at value	117,267
Total liabilities		381,709

Net Assets		$ 18,362,105
Net Assets consist of:
Paid in capital		$ 17,250,971
Undistributed net investment income		11,656
Accumulated undistributed net realized gain (loss) on investments, foreign currency transactions and futures		(222,186)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,321,664
Net Assets, for 661,933 shares outstanding		$ 18,362,105
Net Asset Value, offering price and redemption price per share ($18,362,105 ÷ 661,933 shares)		$ 27.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 150,834
Special Dividends		106,976
Interest		7,508
Security lending		218
Total income		265,536

Expenses
Management fee Basic fee	$ 54,133
Performance adjustment	(9,931)
Transfer agent fees	21,180
Accounting and security lending fees	806
Non-interested trustees' compensation	55
Appreciation in deferred trustee compensation account	4
Custodian fees and expenses	146
Registration fees	53
Audit	64
Legal	23
Miscellaneous	35
Total expenses before reductions	66,568
Expense reductions	(932)	65,636
Net investment income (loss)		199,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	58,988
Foreign currency transactions	2
Futures contracts	11,990
Total net realized gain (loss)		70,980
Change in net unrealized appreciation (depreciation) on: Investment securities	805,688
Assets and liabilities in foreign currencies	(16)
Futures contracts	3,469
Total change in net unrealized appreciation (depreciation)		809,141
Net gain (loss)		880,121
Net increase (decrease) in net assets resulting from operations		$ 1,080,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 199,900	$ 133,702
Net realized gain (loss)	70,980	573,551
Change in net unrealized appreciation (depreciation)	809,141	587,273
Net increase (decrease) in net assets resulting from operations	1,080,021	1,294,526
Distributions to shareholders from net investment income	(269,024)	(142,749)
Share transactions Proceeds from sales of shares	1,842,113	5,305,733
Reinvestment of distributions	260,163	137,933
Cost of shares redeemed	(2,938,031)	(3,945,945)
Net increase (decrease) in net assets resulting from share transactions	(835,755)	1,497,721
Total increase (decrease) in net assets	(24,758)	2,649,498

Net Assets
Beginning of period	18,386,863	15,737,365
End of period (including undistributed net investment income of $11,656 and undistributed net investment income of $80,780, respectively)	$ 18,362,105	$ 18,386,863
Other Information Shares
Sold	67,603	198,128
Issued in reinvestment of distributions	9,419	5,341
Redeemed	(106,797)	(147,303)
Net increase (decrease)	(29,775)	56,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 26.58	$ 24.76	$ 22.20	$ 29.75	$ 30.90	$ 31.14
Income from Investment Operations
Net investment income (loss) D	.29 E	.20	.22	.24 G	.16	.15
Net realized and unrealized gain (loss)	1.26	1.84	2.56	(7.31) G	1.27	1.89
Total from investment operations	1.55	2.04	2.78	(7.07)	1.43	2.04
Distributions from net investment income	(.39)	(.22)	(.22)	(.15)	(.18)	(.14)
Distributions from net realized gain	-	-	-	(.33)	(2.40)	(2.14)
Total distributions	(.39)	(.22)	(.22)	(.48)	(2.58)	(2.28)
Net asset value, end of period	$ 27.74	$ 26.58	$ 24.76	$ 22.20	$ 29.75	$ 30.90
Total Return B, C	5.84%	8.27%	12.63%	(24.04)%	4.58%	7.00%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A	.90%	1.05%	.98%	.97%	.77%
Expenses net of voluntary waivers, if any	.71% A	.90%	1.05%	.98%	.97%	.77%
Expenses net of all reductions	.70% A	.89%	1.02%	.95%	.94%	.74%
Net investment income (loss)	2.12% A, E	.75%	.94%	.90% G	.54%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 18,362	$ 18,387	$ 15,737	$ 12,648	$ 14,463	$ 10,432
Portfolio turnover rate	30% A	37%	51%	81%	88%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .99%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,506,875
Unrealized depreciation	(1,291,309)
Net unrealized appreciation (depreciation)	$ 1,215,566
Cost for federal income tax purposes	$ 17,384,922

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,735,895 and $3,127,176, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,910 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $155 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $798 for the period. In addition, through arrangements with the transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $134.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DGF-USAN-0305
1.789283.101

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	17	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	21	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,120.70	$ 5.29
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.21	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio of .99%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.0	5.8
Exxon Mobil Corp.	3.6	3.0
Bank of America Corp.	3.2	3.2
Honeywell International, Inc.	2.7	2.1
American International Group, Inc.	2.5	2.3
Altria Group, Inc.	1.9	0.1
Wachovia Corp.	1.8	0.6
Tyco International Ltd.	1.8	2.1
E.I. du Pont de Nemours & Co.	1.6	0.9
Baxter International, Inc.	1.5	1.7
	26.6
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.3	18.9
Financials	18.6	24.8
Energy	12.5	12.0
Health Care	10.2	9.8
Consumer Discretionary	9.3	11.1
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *		As of July 31, 2004**
	Stocks 95.9%		Stocks 100.0%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	4.0%	** Foreign investments	3.6%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.0%
Amerigon, Inc. (a)	3,200	$ 14,848
Automobiles - 0.2%
Toyota Motor Corp. ADR	2,000	156,380
Distributors - 0.2%
WESCO International, Inc. (a)	5,300	179,087
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	27,300	884,247
Household Durables - 1.1%
Blount International, Inc. (a)	6,300	113,085
Centex Corp.	3,700	226,847
KB Home	3,500	380,275
LG Electronics, Inc.	1,510	103,854
Sony Corp. sponsored ADR	6,000	222,120
Techtronic Industries Co. Ltd.	72,000	161,080
		1,207,261
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	13,900	459,951
Media - 4.5%
Clear Channel Communications, Inc.	18,400	596,712
Emmis Communications Corp. Class A (a)	8,250	144,953
Grupo Televisa SA de CV sponsored ADR	4,900	288,267
Lamar Advertising Co. Class A (a)	19,000	816,620
News Corp. Class A	5,232	88,944
NTL, Inc. (a)	1,953	132,863
Omnicom Group, Inc.	4,500	382,005
Time Warner, Inc. (a)	19,600	352,800
Univision Communications, Inc. Class A (a)	1,600	43,696
Valassis Communications, Inc. (a)	2,400	81,480
Viacom, Inc. Class B (non-vtg.)	32,341	1,207,613
Walt Disney Co.	30,400	870,352
XM Satellite Radio Holdings, Inc. Class A (a)	2,500	79,775
		5,086,080
Multiline Retail - 0.6%
99 Cents Only Stores (a)(d)	15,000	225,000
JCPenney Co., Inc.	6,200	264,864
Nordstrom, Inc.	4,700	226,775
		716,639
Specialty Retail - 1.5%
Asbury Automotive Group, Inc. (a)	10,000	168,800
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
bebe Stores, Inc.	8,000	$ 207,280
Blockbuster, Inc. Class A (d)	10,000	91,600
Home Depot, Inc.	13,100	540,506
Sonic Automotive, Inc. Class A (sub. vtg.)	7,000	163,520
The Pep Boys - Manny, Moe & Jack	5,700	98,154
Toys 'R' Us, Inc. (a)	19,400	416,130
		1,685,990
TOTAL CONSUMER DISCRETIONARY		10,390,483
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
PepsiCo, Inc.	5,800	311,460
Food & Staples Retailing - 0.4%
Albertsons, Inc.	6,500	148,720
Safeway, Inc. (a)	14,800	278,980
		427,700
Food Products - 0.4%
Bunge Ltd.	3,500	197,890
General Mills, Inc.	4,100	217,259
Smithfield Foods, Inc. (a)	2,900	87,783
		502,932
Household Products - 0.1%
Clorox Co.	2,160	128,347
Personal Products - 0.4%
Gillette Co.	8,320	421,990
Tobacco - 1.9%
Altria Group, Inc.	34,200	2,182,986
TOTAL CONSUMER STAPLES		3,975,415
ENERGY - 12.5%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	2,200	95,260
BJ Services Co.	4,300	206,615
ENSCO International, Inc.	6,880	235,502
FMC Technologies, Inc. (a)	10,200	312,426
GlobalSantaFe Corp.	14,500	512,720
Halliburton Co.	26,900	1,106,397
Hornbeck Offshore Services, Inc.	5,600	121,520
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
National-Oilwell, Inc. (a)	2,700	$ 99,576
Pride International, Inc. (a)	24,300	568,377
Rowan Companies, Inc.	8,000	225,280
Schlumberger Ltd. (NY Shares)	8,400	571,536
Smith International, Inc. (a)	4,400	260,480
Transocean, Inc. (a)	12,500	550,000
Varco International, Inc. (a)	18,140	555,265
Weatherford International Ltd. (a)	8,650	469,436
		5,890,390
Oil & Gas - 7.3%
Apache Corp.	5,520	300,398
BP PLC sponsored ADR	2,800	166,936
Burlington Resources, Inc.	10,400	454,584
Cheniere Energy, Inc. (a)	1,000	74,900
ChevronTexaco Corp.	18,000	979,200
ConocoPhillips	5,600	519,624
Encore Acquisition Co. (a)	3,600	134,280
Exxon Mobil Corp.	79,500	4,102,200
Occidental Petroleum Corp.	7,200	420,336
Premcor, Inc.	4,700	225,600
Quicksilver Resources, Inc. (a)(d)	8,200	364,326
Valero Energy Corp.	7,800	405,834
		8,148,218
TOTAL ENERGY		14,038,608
FINANCIALS - 18.6%
Capital Markets - 3.4%
Bear Stearns Companies, Inc.	5,800	586,148
Lehman Brothers Holdings, Inc.	8,500	775,115
Merrill Lynch & Co., Inc.	24,500	1,471,715
Morgan Stanley	13,200	738,672
optionsXpress Holdings, Inc.	1,000	20,280
State Street Corp.	4,600	206,126
TradeStation Group, Inc. (a)	10,700	65,270
		3,863,326
Commercial Banks - 6.0%
Banco Bradesco SA sponsored ADR (non-vtg.)	16,400	403,440
Bank of America Corp.	77,216	3,580,506
Texas Capital Bancshares, Inc. (a)	4,300	101,953
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	4,300	$ 189,501
Wachovia Corp.	37,356	2,048,977
Wells Fargo & Co.	6,600	404,580
		6,728,957
Consumer Finance - 0.4%
Capital One Financial Corp.	3,100	242,668
First Marblehead Corp. (a)	3,200	205,856
		448,524
Diversified Financial Services - 1.5%
Citigroup, Inc.	23,600	1,157,580
J.P. Morgan Chase & Co.	13,652	509,629
		1,667,209
Insurance - 4.9%
ACE Ltd.	13,480	585,032
AFLAC, Inc.	7,800	308,178
AMBAC Financial Group, Inc.	6,600	507,408
American International Group, Inc.	41,600	2,757,664
Hartford Financial Services Group, Inc.	6,400	430,656
Hilb Rogal & Hobbs Co.	5,600	199,136
MetLife, Inc.	4,300	170,925
Scottish Re Group Ltd.	2,900	66,903
Unitrin, Inc.	2,000	85,660
W.R. Berkley Corp.	8,400	400,680
		5,512,242
Real Estate - 0.8%
Apartment Investment & Management Co. Class A	11,810	423,979
Equity Lifestyle Properties, Inc.	1,400	47,992
General Growth Properties, Inc.	8,100	257,337
iStar Financial, Inc.	2,500	104,625
Spirit Finance Corp. (e)	2,000	23,800
		857,733
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	4,140	267,361
Freddie Mac	3,900	254,631
Golden West Financial Corp., Delaware	4,720	305,006
New York Community Bancorp, Inc.	6,100	108,763
Sovereign Bancorp, Inc.	22,200	504,828
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
W Holding Co., Inc.	6,732	$ 87,785
Washington Mutual, Inc.	6,200	250,170
		1,778,544
TOTAL FINANCIALS		20,856,535
HEALTH CARE - 10.2%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	6,000	148,440
Alkermes, Inc. (a)	5,400	68,418
Amgen, Inc. (a)	3,300	205,392
Biogen Idec, Inc. (a)	3,800	246,848
BioMarin Pharmaceutical, Inc. (a)	22,800	137,940
Genentech, Inc. (a)	2,100	100,191
ImClone Systems, Inc. (a)	1,900	79,705
MedImmune, Inc. (a)	11,200	264,936
Millennium Pharmaceuticals, Inc. (a)	5,400	49,734
		1,301,604
Health Care Equipment & Supplies - 4.1%
Aspect Medical Systems, Inc. (a)	4,000	90,160
Baxter International, Inc.	50,140	1,692,726
Dade Behring Holdings, Inc. (a)	3,800	217,170
Guidant Corp.	3,000	217,470
Medtronic, Inc.	21,500	1,128,535
PerkinElmer, Inc.	10,300	236,797
Thermo Electron Corp. (a)	3,300	98,802
Waters Corp. (a)	19,200	942,336
		4,623,996
Health Care Providers & Services - 1.9%
McKesson Corp.	13,500	465,615
Omnicare, Inc.	3,000	92,250
PacifiCare Health Systems, Inc. (a)	3,400	209,202
Sierra Health Services, Inc. (a)	5,700	313,101
UnitedHealth Group, Inc.	12,100	1,075,690
		2,155,858
Pharmaceuticals - 3.0%
Connetics Corp. (a)	4,500	109,890
Johnson & Johnson	10,360	670,292
Merck & Co., Inc.	16,300	457,215
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	15,700	$ 379,312
Schering-Plough Corp.	49,710	922,618
Wyeth	20,300	804,489
		3,343,816
TOTAL HEALTH CARE		11,425,274
INDUSTRIALS - 19.3%
Aerospace & Defense - 4.6%
Engineered Support Systems, Inc.	1,800	104,418
Hexcel Corp. (a)	8,700	128,151
Honeywell International, Inc.	85,560	3,078,449
Lockheed Martin Corp.	12,720	735,343
Precision Castparts Corp.	4,000	281,200
Raytheon Co.	10,200	381,480
The Boeing Co.	8,200	414,920
		5,123,961
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	3,300	185,262
Airlines - 0.5%
AirTran Holdings, Inc. (a)	6,200	52,948
Delta Air Lines, Inc. (a)	19,200	103,488
JetBlue Airways Corp. (a)	4,800	94,992
Ryanair Holdings PLC sponsored ADR (a)	1,100	51,513
Southwest Airlines Co.	18,700	270,776
		573,717
Building Products - 1.0%
Masco Corp.	32,300	1,188,640
Commercial Services & Supplies - 2.3%
Apollo Group, Inc. Class A (a)	5,900	461,321
Asset Acceptance Capital Corp.	600	12,288
Career Education Corp. (a)	12,500	503,625
Cintas Corp.	14,116	614,046
On Assignment, Inc. (a)	11,793	64,862
Robert Half International, Inc.	30,530	926,280
		2,582,422
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	8,600	325,080
Fluor Corp.	6,900	369,426
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	6,900	$ 350,451
MasTec, Inc. (a)	33,600	298,704
		1,343,661
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	15,000	82,650
Rockwell Automation, Inc.	2,000	113,300
		195,950
Industrial Conglomerates - 7.9%
General Electric Co.	184,950	6,682,244
Siemens AG sponsored ADR	2,000	158,820
Tyco International Ltd.	55,940	2,021,672
		8,862,736
Machinery - 0.4%
CUNO, Inc. (a)	2,000	114,860
ITT Industries, Inc.	3,000	255,870
Timken Co.	3,500	90,160
		460,890
Marine - 0.1%
Alexander & Baldwin, Inc.	1,600	73,600
Road & Rail - 0.9%
Norfolk Southern Corp.	14,700	513,324
Swift Transportation Co., Inc. (a)	12,300	274,290
Union Pacific Corp.	4,200	250,320
		1,037,934
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	5,200	78,000
TOTAL INDUSTRIALS		21,706,773
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	5,300	95,612
Comverse Technology, Inc. (a)	13,700	306,195
Foundry Networks, Inc. (a)	18,000	185,040
Juniper Networks, Inc. (a)	16,500	414,645
Motorola, Inc.	6,300	99,162
QUALCOMM, Inc.	6,100	227,164
		1,327,818
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.8%
International Business Machines Corp.	4,220	$ 394,232
Sun Microsystems, Inc. (a)	17,400	75,864
Western Digital Corp. (a)	37,200	400,644
		870,740
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	5,600	220,248
BEI Technologies, Inc.	3,300	93,027
Molex, Inc.	5,000	143,600
Solectron Corp. (a)	6,300	31,311
Symbol Technologies, Inc.	25,000	457,500
		945,686
Internet Software & Services - 0.1%
Akamai Technologies, Inc. (a)	8,200	107,420
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	9,500	514,805
BearingPoint, Inc. (a)	12,900	101,781
Sapient Corp. (a)	8,600	67,768
		684,354
Office Electronics - 0.4%
Xerox Corp. (a)	25,000	397,000
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	5,400	193,806
Applied Materials, Inc. (a)	8,900	141,510
Cabot Microelectronics Corp. (a)	9,800	298,214
Freescale Semiconductor, Inc. Class A	20,700	353,970
Intel Corp.	16,500	370,425
Lam Research Corp. (a)	5,261	140,784
PMC-Sierra, Inc. (a)	8,900	91,492
Samsung Electronics Co. Ltd.	440	212,177
		1,802,378
Software - 2.3%
BEA Systems, Inc. (a)	27,659	235,655
Macrovision Corp. (a)	1,800	41,994
Microsoft Corp.	62,760	1,649,333
Oracle Corp. (a)	20,400	280,908
Symantec Corp. (a)	16,400	382,940
		2,590,830
TOTAL INFORMATION TECHNOLOGY		8,726,226
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 8.8%
Chemicals - 5.5%
Albemarle Corp.	3,600	$ 126,396
Celanese Corp. Class A	5,400	87,102
Dow Chemical Co.	24,600	1,222,620
E.I. du Pont de Nemours & Co.	38,200	1,816,792
Lubrizol Corp.	3,500	126,105
Lyondell Chemical Co.	52,918	1,556,848
Monsanto Co.	11,800	638,734
Mosaic Co. (a)	7,700	127,050
Nalco Holding Co.	10,000	193,500
Olin Corp.	10,156	226,174
Valspar Corp.	2,000	98,000
		6,219,321
Construction Materials - 0.1%
Vulcan Materials Co.	2,000	112,960
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	7,000	94,430
Owens-Illinois, Inc. (a)	18,300	415,776
Packaging Corp. of America	18,500	412,735
Smurfit-Stone Container Corp. (a)	41,700	627,168
		1,550,109
Metals & Mining - 1.6%
Alcoa, Inc.	15,300	451,503
Allegheny Technologies, Inc.	7,000	168,000
Freeport-McMoRan Copper & Gold, Inc. Class B	3,900	143,559
Industrias Penoles SA de CV	20,000	104,899
International Steel Group, Inc. (a)	2,500	100,625
Massey Energy Co.	4,200	159,306
Metals USA, Inc. (a)	600	10,734
Newmont Mining Corp.	6,300	262,017
Nucor Corp.	3,720	208,915
Phelps Dodge Corp.	1,700	163,710
		1,773,268
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,700	94,720
Wausau-Mosinee Paper Corp.	5,000	74,100
		168,820
TOTAL MATERIALS		9,824,478
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.6%
Covad Communications Group, Inc. (a)	202,200	$ 341,718
SBC Communications, Inc.	61,200	1,454,112
Telewest Global, Inc. (a)	17,000	286,450
Verizon Communications, Inc.	24,600	875,514
		2,957,794
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	20,500	371,460
Leap Wireless International, Inc. (a)	3,200	87,200
Mobile TeleSystems OJSC sponsored ADR (d)	3,600	129,528
Nextel Communications, Inc. Class A (a)	11,300	324,197
Nextel Partners, Inc. Class A (a)	15,300	304,317
SpectraSite, Inc. (a)	2,700	158,220
Vimpel Communications sponsored ADR (a)	4,000	144,800
		1,519,722
TOTAL TELECOMMUNICATION SERVICES		4,477,516
UTILITIES - 1.9%
Electric Utilities - 1.3%
Entergy Corp.	7,600	528,352
PG&E Corp. (a)	13,000	455,000
PPL Corp.	5,700	307,800
Southern Co.	2,660	89,828
TXU Corp.	1,400	96,880
		1,477,860
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	17,600	247,280
CMS Energy Corp. (a)	33,000	347,490
Public Service Enterprise Group, Inc.	1,500	79,125
		673,895
TOTAL UTILITIES		2,151,755
TOTAL COMMON STOCKS (Cost $94,329,842)		107,573,063
Money Market Funds - 4.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	4,034,789	$ 4,034,789
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	733,700	733,700
TOTAL MONEY MARKET FUNDS (Cost $4,768,489)		4,768,489
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $99,098,331)		112,341,552
NET OTHER ASSETS - (0.2)%		(228,398)
NET ASSETS - 100%		$ 112,113,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,800 or 0.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $728,432) (cost $99,098,331) - See accompanying schedule		$ 112,341,552
Receivable for investments sold		806,800
Receivable for fund shares sold		703,954
Dividends receivable		76,528
Interest receivable		7,252
Prepaid expenses		243
Other receivables		13,479
Total assets		113,949,808

Liabilities
Payable to custodian bank	$ 24,660
Payable for investments purchased	845,905
Payable for fund shares redeemed	132,854
Accrued management fee	48,861
Other affiliated payables	30,090
Other payables and accrued expenses	20,584
Collateral on securities loaned, at value	733,700
Total liabilities		1,836,654

Net Assets		$ 112,113,154
Net Assets consist of:
Paid in capital		$ 98,888,461
Distributions in excess of net investment income		(15,987)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,597)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,243,277
Net Assets, for 9,025,616 shares outstanding		$ 112,113,154
Net Asset Value, offering price and redemption price per share ($112,113,154 ÷ 9,025,616 shares)		$ 12.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 697,792
Special Dividends		153,780
Interest		25,078
Security lending		1,820
Total income		878,470

Expenses
Management fee Basic fee	$ 249,154
Performance adjustment	(16,810)
Transfer agent fees	134,778
Accounting and security lending fees	16,756
Non-interested trustees' compensation	232
Custodian fees and expenses	16,937
Registration fees	10,780
Audit	16,503
Legal	342
Miscellaneous	1,413
Total expenses before reductions	430,085
Expense reductions	(19,006)	411,079
Net investment income (loss)		467,391
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	381,960
Foreign currency transactions	(219)
Total net realized gain (loss)		381,741
Change in net unrealized appreciation (depreciation) on: Investment securities	8,676,957
Assets and liabilities in foreign currencies	67
Total change in net unrealized appreciation (depreciation)		8,677,024
Net gain (loss)		9,058,765
Net increase (decrease) in net assets resulting from operations		$ 9,526,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 467,391	$ 253,479
Net realized gain (loss)	381,741	342,318
Change in net unrealized appreciation (depreciation)	8,677,024	4,732,030
Net increase (decrease) in net assets resulting from operations	9,526,156	5,327,827
Distributions to shareholders from net investment income	(665,945)	(70,717)
Distributions to shareholders from net realized gain	(480,889)	(168,054)
Total distributions	(1,146,834)	(238,771)
Share transactions Proceeds from sales of shares	60,479,485	73,889,048
Reinvestment of distributions	1,111,320	232,131
Cost of shares redeemed	(26,397,781)	(29,251,784)
Net increase (decrease) in net assets resulting from share transactions	35,193,024	44,869,395
Total increase (decrease) in net assets	43,572,346	49,958,451

Net Assets
Beginning of period	68,540,808	18,582,357
End of period (including distributions in excess of net investment income of $15,987 and undistributed net investment income of $189,382, respectively)	$ 112,113,154	$ 68,540,808
Other Information Shares
Sold	5,088,440	6,816,269
Issued in reinvestment of distributions	95,054	21,396
Redeemed	(2,254,026)	(2,650,499)
Net increase (decrease)	2,929,468	4,187,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 9.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06 H	.05	- G
Net realized and unrealized gain (loss)	1.29	1.52	(.27)
Total from investment operations	1.35	1.57	(.27)
Distributions from net investment income	(.09)	(.02)	-
Distributions from net realized gain	(.08)	(.04)	-
Total distributions	(.17)	(.06)	-
Net asset value, end of period	$ 12.42	$ 11.24	$ 9.73
Total Return B, C	12.07%	16.16%	(2.70)%
Ratios to Average Net Assets F
Expenses before expense reductions	.99% A	1.17%	3.37% A
Expenses net of voluntary waivers, if any	.99% A	1.17%	1.50% A
Expenses net of all reductions	.95% A	1.13%	1.50% A
Net investment income (loss)	1.08% A, H	.50%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,113	$ 68,541	$ 18,582
Portfolio turnover rate	88% A	111%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 17, 2003 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .72%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Blue Chip Value Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,517,365
Unrealized depreciation	(1,583,451)
Net unrealized appreciation (depreciation)	$ 12,933,914
Cost for federal income tax purposes	$ 99,407,638

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $67,503,544 and $37,485,405, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $25,064 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,456 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Semiannual Report

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $19,006 for the period.

8. Other Information.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Inc. Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BCV-USAN-0305
1.789732.101

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,073.90	$ 3.61
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.73	$ 3.52

*Expenses are equal to the Fund's annualized expense ratio of .69%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.0	3.9
SLM Corp.	4.0	3.4
Exxon Mobil Corp.	3.6	3.7
Microsoft Corp.	3.2	4.0
Verizon Communications, Inc.	2.6	2.8
UnitedHealth Group, Inc.	2.4	1.8
SBC Communications, Inc.	2.3	2.7
Pfizer, Inc.	2.2	3.7
Wal-Mart Stores, Inc.	2.1	2.4
American International Group, Inc.	2.1	2.2
	28.5
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	20.2
Health Care	13.6	14.6
Consumer Staples	12.4	12.7
Industrials	12.0	11.6
Consumer Discretionary	10.6	9.9
Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Stocks 94.9%		Stocks 96.0%
	Convertible Securities 0.6%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	4.6%	** Foreign investments	5.6%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.2%
Harley-Davidson, Inc.	836,200	$ 50,264
Hotels, Restaurants & Leisure - 2.8%
Carnival Corp. unit	2,606,900	150,157
Harrah's Entertainment, Inc. (d)	1,986,700	125,639
Marriott International, Inc. Class A	2,930,700	185,162
McDonald's Corp.	6,369,700	206,315
MGM MIRAGE (a)	1,726,728	123,996
Starbucks Corp. (a)	1,441,206	77,825
		869,094
Household Durables - 0.0%
D.R. Horton, Inc.	196,800	7,829
Media - 5.0%
Arbitron, Inc. (a)	492,700	20,151
Clear Channel Communications, Inc.	1,191,700	38,647
Comcast Corp. Class A (special) (a)	2,274,298	71,891
E.W. Scripps Co. Class A	744,600	34,520
EchoStar Communications Corp. Class A	6,366,445	194,240
Gannett Co., Inc.	1,503,800	120,364
News Corp. Class B	6,790,900	119,384
Omnicom Group, Inc.	5,175,700	439,365
Time Warner, Inc. (a)	5,069,146	91,245
Tribune Co.	851,400	34,039
Univision Communications, Inc. Class A (a)	2,707,900	73,953
Viacom, Inc. Class B (non-vtg.)	4,003,047	149,474
Walt Disney Co.	6,603,800	189,067
		1,576,340
Multiline Retail - 0.4%
Kohl's Corp. (a)	1,147,600	53,949
Target Corp.	1,524,800	77,414
		131,363
Specialty Retail - 1.9%
Home Depot, Inc.	11,371,450	469,186
Staples, Inc.	3,886,100	127,231
		596,417
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	885,900	76,746
TOTAL CONSUMER DISCRETIONARY		3,308,053
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 12.4%
Beverages - 1.9%
Anheuser-Busch Companies, Inc.	1,102,700	$ 54,231
PepsiCo, Inc.	5,630,507	302,358
The Coca-Cola Co.	5,397,600	223,946
		580,535
Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	582,000	27,511
Safeway, Inc. (a)	3,345,030	63,054
Sysco Corp.	5,913,600	206,799
Wal-Mart Stores, Inc.	12,657,300	663,243
Walgreen Co.	8,535,000	363,676
Whole Foods Market, Inc.	221,120	19,773
		1,344,056
Food Products - 0.4%
General Mills, Inc.	39,100	2,072
Kellogg Co.	1,451,500	64,795
McCormick & Co., Inc. (non-vtg.)	1,768,600	65,739
		132,606
Household Products - 2.4%
Colgate-Palmolive Co.	3,355,600	176,303
Kimberly-Clark Corp.	2,711,400	177,624
Procter & Gamble Co.	7,303,482	388,764
		742,691
Personal Products - 1.2%
Avon Products, Inc.	1,086,500	45,872
Gillette Co.	6,831,200	346,478
		392,350
Tobacco - 2.2%
Altria Group, Inc.	9,897,100	631,732
UST, Inc.	975,000	49,394
		681,126
TOTAL CONSUMER STAPLES		3,873,364
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
Halliburton Co.	473,000	19,454
Schlumberger Ltd. (NY Shares)	983,500	66,917
		86,371
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 6.0%
Apache Corp.	1,585,420	$ 86,279
BP PLC sponsored ADR	5,706,000	340,192
ChevronTexaco Corp.	5,588,820	304,032
Exxon Mobil Corp.	22,142,594	1,142,558
		1,873,061
TOTAL ENERGY		1,959,432
FINANCIALS - 19.9%
Capital Markets - 2.6%
Bank of New York Co., Inc.	1,427,100	42,399
Goldman Sachs Group, Inc.	1,455,780	157,006
Merrill Lynch & Co., Inc.	4,805,300	288,654
Morgan Stanley	4,972,900	278,283
Northern Trust Corp.	989,100	43,164
		809,506
Commercial Banks - 3.9%
Bank of America Corp.	11,987,738	555,871
Wachovia Corp.	3,124,213	171,363
Wells Fargo & Co.	7,887,400	483,498
		1,210,732
Consumer Finance - 5.0%
American Express Co.	4,511,490	240,688
Capital One Financial Corp.	1,008,340	78,933
SLM Corp. (e)	25,048,630	1,257,191
		1,576,812
Diversified Financial Services - 2.3%
Citigroup, Inc.	12,323,438	604,465
J.P. Morgan Chase & Co.	3,641,592	135,941
		740,406
Insurance - 2.9%
AFLAC, Inc.	2,352,800	92,959
Allstate Corp.	160,400	8,091
American International Group, Inc.	9,611,610	637,154
MBIA, Inc.	2,738,100	163,574
		901,778
Real Estate - 1.3%
Apartment Investment & Management Co. Class A	989,100	35,509
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Equity Lifestyle Properties, Inc. (e)	1,466,000	$ 50,254
Equity Office Properties Trust	2,995,790	83,822
Equity Residential (SBI)	5,129,870	161,796
Simon Property Group, Inc.	625,400	37,086
Vornado Realty Trust	575,700	39,804
		408,271
Thrifts & Mortgage Finance - 1.9%
Fannie Mae	6,078,120	392,525
Freddie Mac	1,170,000	76,389
Golden West Financial Corp., Delaware	1,788,200	115,553
		584,467
TOTAL FINANCIALS		6,231,972
HEALTH CARE - 13.6%
Biotechnology - 0.6%
Amgen, Inc. (a)	757,200	47,128
Biogen Idec, Inc. (a)	1,649,002	107,119
Protein Design Labs, Inc. (a)	1,200,000	24,204
		178,451
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	2,151,750	170,419
Baxter International, Inc.	1,193,600	40,296
Becton, Dickinson & Co.	2,105,320	119,266
Boston Scientific Corp. (a)	2,281,340	75,421
C.R. Bard, Inc.	1,605,320	108,841
Medtronic, Inc.	3,993,390	209,613
St. Jude Medical, Inc. (a)	2,678,640	105,217
Stryker Corp.	875,200	43,007
Zimmer Holdings, Inc. (a)	459,733	36,250
		908,330
Health Care Providers & Services - 3.1%
Aetna, Inc.	418,160	53,127
IMS Health, Inc.	7,444,919	174,062
UnitedHealth Group, Inc.	8,437,700	750,112
		977,301
Pharmaceuticals - 7.0%
Abbott Laboratories	5,313,300	239,205
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	955,100	$ 72,540
Altana AG sponsored ADR (d)	590,300	34,680
AstraZeneca PLC sponsored ADR	253,800	9,543
Elan Corp. PLC sponsored ADR (a)	1,378,800	37,131
Eli Lilly & Co.	1,263,402	68,527
GlaxoSmithKline PLC sponsored ADR	1,673,030	74,567
Johnson & Johnson	7,108,600	459,926
Merck & Co., Inc.	1,629,500	45,707
Novartis AG sponsored ADR	3,419,850	163,742
Novo Nordisk AS ADR	639,500	34,181
Pfizer, Inc.	28,518,869	689,016
Roche Holding AG (participation certificate)	1,155,800	123,070
Sepracor, Inc. (a)	275,400	15,747
Wyeth	3,336,700	132,233
		2,199,815
TOTAL HEALTH CARE		4,263,897
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	3,826,200	137,667
Lockheed Martin Corp.	3,489,700	201,740
Northrop Grumman Corp.	1,934,545	100,364
Raytheon Co.	2,182,800	81,637
The Boeing Co.	3,123,000	158,024
United Technologies Corp.	1,891,100	190,396
		869,828
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	2,011,683	150,232
Airlines - 0.6%
Southwest Airlines Co.	12,696,293	183,842
Commercial Services & Supplies - 1.1%
Apollo Group, Inc. Class A (a)	1,524,800	119,224
Aramark Corp. Class B	446,800	11,612
Cendant Corp.	735,000	17,309
Cintas Corp.	1,752,327	76,226
Waste Management, Inc.	4,031,500	116,914
		341,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Emerson Electric Co.	1,183,400	$ 79,572
Industrial Conglomerates - 6.0%
3M Co.	2,165,780	182,705
General Electric Co.	34,802,200	1,257,404
Siemens AG sponsored ADR	1,155,860	91,787
Tyco International Ltd.	9,672,350	349,559
		1,881,455
Machinery - 0.6%
Caterpillar, Inc.	346,620	30,884
Dover Corp.	859,300	32,911
Eaton Corp.	393,500	26,754
Illinois Tool Works, Inc.	746,800	64,957
Ingersoll-Rand Co. Ltd. Class A	354,800	26,390
		181,896
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	1,313,200	63,270
TOTAL INDUSTRIALS		3,751,380
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	17,360,400	313,182
QUALCOMM, Inc.	989,100	36,834
		350,016
Computers & Peripherals - 3.0%
Dell, Inc. (a)	8,859,200	369,960
EMC Corp. (a)	6,152,700	80,600
International Business Machines Corp.	4,478,700	418,400
Lexmark International, Inc. Class A (a)	911,670	75,988
		944,948
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. (a)	4,430,500	62,692
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	2,581,670	90,901
IT Services - 0.8%
Accenture Ltd. Class A (a)	520,400	13,556
Automatic Data Processing, Inc.	1,759,900	76,520
DST Systems, Inc. (a)	973,600	47,200
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	1,169,765	$ 47,656
Paychex, Inc.	1,457,000	44,424
		229,356
Office Electronics - 0.1%
Xerox Corp. (a)	1,672,500	26,559
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	616,500	22,126
Intel Corp.	11,644,000	261,408
Teradyne, Inc. (a)	2,235,000	31,357
		314,891
Software - 3.6%
Microsoft Corp.	38,065,600	1,000,364
Oracle Corp. (a)	7,000,872	96,402
Symantec Corp. (a)	491,800	11,484
VERITAS Software Corp. (a)	491,800	12,649
		1,120,899
TOTAL INFORMATION TECHNOLOGY		3,140,262
MATERIALS - 2.0%
Chemicals - 1.7%
BASF AG sponsored ADR	565,600	38,806
Dow Chemical Co.	2,367,870	117,683
E.I. du Pont de Nemours & Co.	741,400	35,261
Monsanto Co.	2,027,400	109,743
Praxair, Inc.	5,115,100	220,717
		522,210
Metals & Mining - 0.1%
Alcoa, Inc.	684,300	20,194
Paper & Forest Products - 0.2%
International Paper Co.	2,044,700	80,050
TOTAL MATERIALS		622,454
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.6%
ALLTEL Corp.	1,659,150	91,320
BellSouth Corp.	16,624,700	436,232
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	30,749,200	$ 730,601
Verizon Communications, Inc.	22,536,240	802,065
		2,060,218
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	1,475,700	24,201
Vodafone Group PLC sponsored ADR	3,053,000	79,317
		103,518
TOTAL TELECOMMUNICATION SERVICES		2,163,736
UTILITIES - 1.0%
Electric Utilities - 1.0%
Entergy Corp.	2,224,000	154,612
Exelon Corp.	1,585,750	70,169
Southern Co.	2,259,000	76,286
		301,067
TOTAL COMMON STOCKS (Cost $18,815,770)		29,615,617
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
UTILITIES - 0.6%
Electric Utilities - 0.5%
FPL Group, Inc.:
8.00%	83,100	5,094
8.50%	2,242,600	140,252
		145,346
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	615,600	32,307
TOTAL UTILITIES		177,653
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	656,400	$ 37,251
TOTAL PREFERRED STOCKS (Cost $189,170)		214,904
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 2.31% (b)	1,438,048,139	1,438,048
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	4,489,500	4,490
TOTAL MONEY MARKET FUNDS (Cost $1,442,538)		1,442,538
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $20,447,478)		31,273,059
NET OTHER ASSETS - (0.1)%		(16,132)
NET ASSETS - 100%		$ 31,256,927
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Equity Lifestyle Properties, Inc. (formerly Manufactured Home Communities, Inc.)	$ 46,458	$ -	$ -	$ 4	$ 50,254
SLM Corp.	1,024,258	26,601	122,708	10,064	1,257,191
TOTALS	$ 1,070,716	$ 26,601	$ 122,708	$ 10,068	$ 1,307,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,450) (cost $20,447,478) - See accompanying schedule		$ 31,273,059
Receivable for investments sold		101,805
Receivable for fund shares sold		27,587
Dividends receivable		35,856
Interest receivable		2,597
Prepaid expenses		106
Other affiliated receivables		172
Other receivables		1,099
Total assets		31,442,281

Liabilities
Payable for investments purchased	$ 130,027
Payable for fund shares redeemed	32,056
Accrued management fee	12,347
Other affiliated payables	6,225
Other payables and accrued expenses	209
Collateral on securities loaned, at value	4,490
Total liabilities		185,354

Net Assets		$ 31,256,927
Net Assets consist of:
Paid in capital		$ 20,172,500
Undistributed net investment income		25,441
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		233,405
Net unrealized appreciation (depreciation) on investments		10,825,581
Net Assets, for 836,748 shares outstanding		$ 31,256,927
Net Asset Value, offering price and redemption price per share ($31,256,927 ÷ 836,748 shares)		$ 37.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends (including $10,068 received from affiliated issuers)		$ 278,471
Special Dividends		110,357
Interest		13,411
Security lending		161
Total income		402,400

Expenses
Management fee	$ 72,832
Transfer agent fees	31,780
Accounting and security lending fees	973
Non-interested trustees' compensation	89
Appreciation in deferred trustee compensation account	34
Custodian fees and expenses	162
Registration fees	52
Audit	105
Legal	38
Miscellaneous	88
Total expenses before reductions	106,153
Expense reductions	(1,358)	104,795
Net investment income (loss)		297,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $62,046 from affiliated issuers)	459,996
Foreign currency transactions	(77)
Total net realized gain (loss)		459,919
Change in net unrealized appreciation (depreciation) on investment securities		1,423,214
Net gain (loss)		1,883,133
Net increase (decrease) in net assets resulting from operations		$ 2,180,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 297,605	$ 338,806
Net realized gain (loss)	459,919	1,042,653
Change in net unrealized appreciation (depreciation)	1,423,214	1,223,009
Net increase (decrease) in net assets resulting from operations	2,180,738	2,604,468
Distributions to shareholders from net investment income	(308,248)	(349,784)
Distributions to shareholders from net realized gain	(283,191)	-
Total distributions	(591,439)	(349,784)
Share transactions Proceeds from sales of shares	1,690,232	3,793,282
Reinvestment of distributions	575,264	338,999
Cost of shares redeemed	(2,373,628)	(4,874,618)
Net increase (decrease) in net assets resulting from share transactions	(108,132)	(742,337)
Total increase (decrease) in net assets	1,481,167	1,512,347

Net Assets
Beginning of period	29,775,760	28,263,413
End of period (including undistributed net investment income of $25,441 and undistributed net investment income of $36,084, respectively)	$ 31,256,927	$ 29,775,760
Other Information Shares
Sold	45,922	108,237
Issued in reinvestment of distributions	15,515	9,611
Redeemed	(64,425)	(138,812)
Net increase (decrease)	(2,988)	(20,964)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 35.46	$ 32.84	$ 31.61	$ 39.10	$ 46.83	$ 47.27
Income from Investment Operations
Net investment income (loss)D	.36E	.40	.40	.34	.39	.38
Net realized and unrealized gain (loss)	2.25	2.63	1.20	(7.12)	(3.83)	2.47
Total from investment operations	2.61	3.03	1.60	(6.78)	(3.44)	2.85
Distributions from net investment income	(.37)	(.41)	(.37)	(.33)	(.38)	(.39)
Distributions from net realized gain	(.34)	-	-	(.38)	(3.91)	(2.90)
Total distributions	(.71)	(.41)	(.37)	(.71)	(4.29)	(3.29)
Net asset value, end of period	$ 37.36	$ 35.46	$ 32.84	$ 31.61	$ 39.10	$ 46.83
Total ReturnB,C	7.39%	9.24%	5.15%	(17.56)%	(8.25)%	6.34%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69% A	.70%	.73%	.69%	.68%	.67%
Expenses net of voluntary waivers, if any	.69% A	.70%	.73%	.69%	.68%	.67%
Expenses net of all reductions	.68% A	.69%	.71%	.68%	.66%	.66%
Net investment income (loss)	1.94% A, E	1.13%	1.29%	.94%	.94%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 31,257	$ 29,776	$ 28,263	$ 27,849	$ 36,099	$ 41,440
Portfolio turnover rate	21% A	30%	33%	36%	46%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.22%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,287,178
Unrealized depreciation	(486,519)
Net unrealized appreciation (depreciation)	$ 10,800,659
Cost for federal income tax purposes	$ 20,472,400

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,123,249 and $3,997,538, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,064 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $119 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,335 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $22, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GAI-USAN-0305
1.789285.101

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,058.90	$ 3.43
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.88	$ 3.36

* Expenses are equal to the Fund's annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.3	4.8
General Electric Co.	4.0	3.8
Johnson & Johnson	2.7	2.3
Pfizer, Inc.	2.4	3.7
Intel Corp.	2.3	2.4
American International Group, Inc.	2.2	2.4
Wal-Mart Stores, Inc.	2.0	1.9
Dell, Inc.	2.0	1.7
Procter & Gamble Co.	1.9	1.9
Cisco Systems, Inc.	1.8	2.4
	25.6
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	23.8
Health Care	19.7	20.3
Financials	13.9	13.4
Industrials	12.1	11.4
Consumer Staples	11.0	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Stocks 99.4%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	4.6%	** Foreign investments	4.3%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	2,185,700	$ 82,204
Carnival Corp. unit	2,617,000	150,739
McDonald's Corp.	4,470,000	144,783
Royal Caribbean Cruises Ltd.	1,399,800	74,189
		451,915
Household Durables - 0.1%
Leggett & Platt, Inc.	960,800	27,383
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,187,900	51,341
eBay, Inc. (a)	1,471,100	119,895
		171,236
Media - 3.9%
Clear Channel Communications, Inc.	1,377,500	44,672
EchoStar Communications Corp. Class A	1,538,934	46,953
Fox Entertainment Group, Inc. Class A (a)	1,810,900	60,937
News Corp. Class B (d)	5,088,800	89,461
Omnicom Group, Inc.	1,675,500	142,233
Time Warner, Inc. (a)	4,777,332	85,992
Tribune Co.	929,000	37,141
Univision Communications, Inc. Class A (a)	3,401,100	92,884
Viacom, Inc. Class B (non-vtg.)	1,380,596	51,551
Walt Disney Co.	6,413,100	183,607
XM Satellite Radio Holdings, Inc. Class A (a)	1,795,300	57,288
		892,719
Multiline Retail - 0.4%
Kohl's Corp. (a)	865,300	40,678
Target Corp.	994,200	50,476
		91,154
Specialty Retail - 2.9%
Home Depot, Inc.	9,738,400	401,806
Lowe's Companies, Inc.	1,627,600	92,757
Ross Stores, Inc.	1,959,000	56,067
Staples, Inc.	3,450,800	112,979
		663,609
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	1,084,600	$ 45,488
NIKE, Inc. Class B	1,423,200	123,292
		168,780
TOTAL CONSUMER DISCRETIONARY		2,466,796
CONSUMER STAPLES - 11.0%
Beverages - 1.9%
PepsiCo, Inc.	6,609,662	354,939
The Coca-Cola Co.	2,041,200	84,689
		439,628
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	470,400	22,236
CVS Corp.	1,613,100	74,767
Sysco Corp.	1,991,700	69,650
Wal-Mart Stores, Inc.	8,542,455	447,625
Walgreen Co.	2,322,700	98,970
		713,248
Food Products - 0.3%
Bunge Ltd.	1,241,000	70,166
Household Products - 2.5%
Colgate-Palmolive Co.	2,292,200	120,432
Procter & Gamble Co.	8,236,980	438,454
		558,886
Personal Products - 2.3%
Avon Products, Inc.	2,936,600	123,983
Estee Lauder Companies, Inc. Class A	1,277,000	57,644
Gillette Co.	6,850,000	347,432
		529,059
Tobacco - 0.9%
Altria Group, Inc.	3,144,800	200,733
TOTAL CONSUMER STAPLES		2,511,720
ENERGY - 5.4%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	3,702,100	160,301
BJ Services Co.	1,960,300	94,192
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	3,283,500	$ 135,050
Nabors Industries Ltd. (a)	1,889,100	95,211
Schlumberger Ltd. (NY Shares)	2,500,300	170,120
Transocean, Inc. (a)	1,697,100	74,672
Weatherford International Ltd. (a)	1,250,500	67,865
		797,411
Oil & Gas - 1.9%
Burlington Resources, Inc.	406,200	17,755
ChevronTexaco Corp.	1,851,200	100,705
Exxon Mobil Corp.	3,436,400	177,318
Total SA Series B	593,000	127,554
		423,332
TOTAL ENERGY		1,220,743
FINANCIALS - 13.9%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	640,600	69,089
Lehman Brothers Holdings, Inc.	1,428,700	130,283
Merrill Lynch & Co., Inc.	1,970,800	118,386
Morgan Stanley	2,558,800	143,190
State Street Corp.	848,800	38,035
		498,983
Commercial Banks - 2.2%
Bank of America Corp.	5,573,600	258,448
Wachovia Corp.	2,264,700	124,219
Wells Fargo & Co.	1,955,400	119,866
		502,533
Consumer Finance - 3.0%
American Express Co.	5,217,529	278,355
Capital One Financial Corp.	1,351,000	105,756
MBNA Corp.	6,741,200	179,181
SLM Corp.	2,178,800	109,354
		672,646
Diversified Financial Services - 1.3%
Citigroup, Inc.	6,071,354	297,800
Insurance - 3.2%
AFLAC, Inc.	1,506,400	59,518
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	1,493,200	$ 114,797
American International Group, Inc.	7,428,955	492,465
MBIA, Inc.	1,151,650	68,800
		735,580
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	4,621,100	298,431
Freddie Mac	252,100	16,460
Golden West Financial Corp., Delaware	1,971,200	127,379
		442,270
TOTAL FINANCIALS		3,149,812
HEALTH CARE - 19.7%
Biotechnology - 2.6%
Alkermes, Inc. (a)	632,500	8,014
Amgen, Inc. (a)	3,598,500	223,971
Biogen Idec, Inc. (a)	2,051,250	133,249
Cephalon, Inc. (a)	843,000	41,476
Genentech, Inc. (a)	3,286,400	156,794
Millennium Pharmaceuticals, Inc. (a)	2,533,900	23,337
Protein Design Labs, Inc. (a)	832,100	16,783
		603,624
Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	2,800,400	94,542
Becton, Dickinson & Co.	1,634,600	92,600
Boston Scientific Corp. (a)	1,763,980	58,317
Cytyc Corp. (a)	3,088,100	77,357
Fisher Scientific International, Inc. (a)	1,372,200	86,654
Guidant Corp.	1,364,100	98,884
Medtronic, Inc.	5,649,600	296,548
Millipore Corp. (a)	1,156,100	50,325
St. Jude Medical, Inc. (a)	3,586,600	140,882
Waters Corp. (a)	2,187,400	107,358
		1,103,467
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	1,422,675	80,125
Health Management Associates, Inc. Class A	1,226,100	27,072
Laboratory Corp. of America Holdings (a)	1,348,700	64,535
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	683,600	$ 65,147
UnitedHealth Group, Inc.	3,666,800	325,979
		562,858
Pharmaceuticals - 9.8%
Abbott Laboratories	5,162,700	232,425
Allergan, Inc.	1,079,200	81,965
Barr Pharmaceuticals, Inc. (a)	1,828,200	86,931
Eli Lilly & Co.	2,090,200	113,372
Johnson & Johnson	9,503,504	614,877
Merck & Co., Inc.	2,973,300	83,401
Pfizer, Inc.	22,987,400	555,376
Schering-Plough Corp.	8,462,500	157,064
Watson Pharmaceuticals, Inc. (a)	208,900	6,231
Wyeth	7,232,200	286,612
		2,218,254
TOTAL HEALTH CARE		4,488,203
INDUSTRIALS - 12.1%
Aerospace & Defense - 2.4%
EADS NV (d)	4,900,000	149,767
Honeywell International, Inc.	2,125,100	76,461
Northrop Grumman Corp.	2,323,000	120,517
The Boeing Co.	3,312,100	167,592
United Technologies Corp.	426,600	42,950
		557,287
Air Freight & Logistics - 1.1%
FedEx Corp.	427,300	40,871
Ryder System, Inc.	428,700	19,527
United Parcel Service, Inc. Class B	2,569,100	191,860
		252,258
Airlines - 0.3%
Southwest Airlines Co.	4,593,000	66,507
Building Products - 0.3%
Masco Corp.	1,810,200	66,615
Commercial Services & Supplies - 1.1%
Apollo Group, Inc. Class A (a)	768,800	60,112
Avery Dennison Corp.	402,400	24,180
Career Education Corp. (a)	946,900	38,151
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	1,125,500	$ 48,959
Robert Half International, Inc.	2,557,900	77,607
		249,009
Construction & Engineering - 0.3%
Fluor Corp.	1,316,000	70,459
Industrial Conglomerates - 6.1%
3M Co.	2,910,600	245,538
General Electric Co.	25,118,400	907,528
Tyco International Ltd.	6,169,500	222,966
		1,376,032
Machinery - 0.5%
Danaher Corp.	1,388,400	76,195
Ingersoll-Rand Co. Ltd. Class A	589,750	43,866
		120,061
TOTAL INDUSTRIALS		2,758,228
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	22,588,200	407,491
Juniper Networks, Inc. (a)	1,918,400	48,209
QUALCOMM, Inc.	6,184,400	230,307
Telefonaktiebolaget LM Ericsson ADR (a)(d)	705,500	20,692
		706,699
Computers & Peripherals - 4.6%
Dell, Inc. (a)	10,688,700	446,360
EMC Corp. (a)	11,206,300	146,803
International Business Machines Corp.	4,236,200	395,746
Lexmark International, Inc. Class A (a)	815,842	68,000
		1,056,909
Electronic Equipment & Instruments - 0.7%
CDW Corp.	1,109,000	64,877
Flextronics International Ltd. (a)	5,942,500	84,086
		148,963
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.)	424,800	83,104
Yahoo!, Inc. (a)	6,114,064	215,276
		298,380
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	1,531,900	$ 83,014
Automatic Data Processing, Inc.	663,880	28,866
DST Systems, Inc. (a)	1,526,600	74,010
First Data Corp.	2,843,400	115,840
Paychex, Inc.	2,059,920	62,807
		364,537
Semiconductors & Semiconductor Equipment - 6.0%
Altera Corp. (a)	2,978,400	57,185
Analog Devices, Inc.	3,286,100	117,938
Applied Materials, Inc. (a)	4,619,700	73,453
Intel Corp.	23,646,840	530,872
Intersil Corp. Class A	2,528,000	37,490
KLA-Tencor Corp. (a)	2,175,800	100,631
Lam Research Corp. (a)	1,286,400	34,424
Linear Technology Corp.	1,506,160	56,842
Marvell Technology Group Ltd. (a)	2,386,000	79,812
Microchip Technology, Inc.	813,700	21,197
PMC-Sierra, Inc. (a)	3,169,500	32,582
Teradyne, Inc. (a)	1,680,900	23,583
Texas Instruments, Inc.	5,878,500	136,440
Xilinx, Inc.	1,883,400	54,976
		1,357,425
Software - 6.2%
Adobe Systems, Inc.	755,668	42,998
BEA Systems, Inc. (a)	3,577,500	30,480
Cadence Design Systems, Inc. (a)	1,926,600	25,682
McAfee, Inc. (a)	1,766,500	45,664
Microsoft Corp.	37,157,800	976,509
Oracle Corp. (a)	10,391,000	143,084
Siebel Systems, Inc. (a)	1,914,900	16,679
Symantec Corp. (a)	1,278,600	29,855
Synopsys, Inc. (a)	1,762,654	29,965
VERITAS Software Corp. (a)	2,253,528	57,961
		1,398,877
TOTAL INFORMATION TECHNOLOGY		5,331,790
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 2.1%
Chemicals - 1.9%
Dow Chemical Co.	3,130,200	$ 155,571
Monsanto Co.	1,721,700	93,196
Potash Corp. of Saskatchewan	797,200	64,718
Praxair, Inc.	2,671,800	115,288
		428,773
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	2,825,716	42,499
TOTAL MATERIALS		471,272
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	2,045,400	72,796
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. Class A (a)	4,561,200	130,861
TOTAL TELECOMMUNICATION SERVICES		203,657
TOTAL COMMON STOCKS (Cost $18,474,883)		22,602,221
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	132,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,980)		0
Money Market Funds - 1.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.31% (b)	138,307,139	$ 138,307
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	144,577,000	144,577
TOTAL MONEY MARKET FUNDS (Cost $282,884)		282,884
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $18,759,747)		22,885,105
NET OTHER ASSETS - (0.7)%		(156,329)
NET ASSETS - 100%		$ 22,728,776
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 2,276
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $2,889,394,000 of which $1,006,654,000 and $1,882,740,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $140,101) (cost $18,759,747) - See accompanying schedule		$ 22,885,105
Receivable for investments sold		37,641
Receivable for fund shares sold		24,494
Dividends receivable		9,390
Interest receivable		440
Prepaid expenses		79
Other affiliated receivables		88
Other receivables		600
Total assets		22,957,837

Liabilities
Payable for investments purchased	$ 25,906
Payable for fund shares redeemed	45,644
Accrued management fee	7,534
Other affiliated payables	5,241
Other payables and accrued expenses	159
Collateral on securities loaned, at value	144,577
Total liabilities		229,061

Net Assets		$ 22,728,776
Net Assets consist of:
Paid in capital		$ 21,144,789
Undistributed net investment income		233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,541,603)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,125,357
Net Assets, for 559,625 shares outstanding		$ 22,728,776
Net Asset Value, offering price and redemption price per share ($22,728,776 ÷ 559,625 shares)		$ 40.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 130,049
Special Dividends		111,473
Interest		3,737
Security lending		315
Total income		245,574

Expenses
Management fee Basic fee	$ 64,850
Performance adjustment	(19,569)
Transfer agent fees	28,031
Accounting and security lending fees	878
Non-interested trustees' compensation	66
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	175
Registration fees	97
Audit	73
Legal	28
Miscellaneous	102
Total expenses before reductions	74,740
Expense reductions	(1,127)	73,613
Net investment income (loss)		171,961
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	357,952
Foreign currency transactions	47
Total net realized gain (loss)		357,999
Change in net unrealized appreciation (depreciation) on: Investment securities	771,296
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		771,280
Net gain (loss)		1,129,279
Net increase (decrease) in net assets resulting from operations		$ 1,301,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 171,961	$ 106,237
Net realized gain (loss)	357,999	750,921
Change in net unrealized appreciation (depreciation)	771,280	695,358
Net increase (decrease) in net assets resulting from operations	1,301,240	1,552,516
Distributions to shareholders from net investment income	(220,167)	(122,754)
Share transactions Proceeds from sales of shares	2,048,238	4,701,393
Reinvestment of distributions	214,432	119,640
Cost of shares redeemed	(2,717,105)	(4,084,178)
Net increase (decrease) in net assets resulting from share transactions	(454,435)	736,855
Total increase (decrease) in net assets	626,638	2,166,617

Net Assets
Beginning of period	22,102,138	19,935,521
End of period (including undistributed net investment income of $233 and undistributed net investment income of $48,439, respectively)	$ 22,728,776	$ 22,102,138
Other Information Shares
Sold	51,229	120,270
Issued in reinvestment of distributions	5,283	3,151
Redeemed	(67,655)	(104,362)
Net increase (decrease)	(11,143)	19,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 38.72	$ 36.13	$ 33.24	$ 45.08	$ 60.25	$ 53.20
Income from Investment Operations
Net investment income (loss)D	.30E	.19	.21	.10	.01	(.01)
Net realized and unrealized gain (loss)	1.98	2.62	2.81	(11.88)	(12.66)	9.27
Total from investment operations	2.28	2.81	3.02	(11.78)	(12.65)	9.26
Distributions from net investment income	(.39)	(.22)	(.13)	(.06)	-	(.14)
Distributions from net realized gain	-	-	-	-	(2.52)	(2.07)
Total distributions	(.39)	(.22)	(.13)	(.06)	(2.52)	(2.21)
Net asset value, end of period	$ 40.61	$ 38.72	$ 36.13	$ 33.24	$ 45.08	$ 60.25
Total ReturnB, C	5.89%	7.79%	9.13%	(26.16)%	(21.92)%	17.97%
Ratios to Average Net AssetsF
Expenses before expense reductions	.66%A	.68%	.71%	.76%	.89%	.88%
Expenses net of voluntary waivers, if any	.66%A	.68%	.71%	.76%	.89%	.88%
Expenses net of all reductions	.65%A	.67%	.69%	.74%	.87%	.86%
Net investment income (loss)	1.52%A,E	.48%	.64%	.25%	.01%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 22,729	$ 22,102	$ 19,936	$ 17,021	$ 23,032	$ 29,154
Portfolio turnover rate	18%A	23%	24%	33%	46%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .54%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,303,481
Unrealized depreciation	(1,188,278)
Net unrealized appreciation (depreciation)	$ 4,115,203
Cost for federal income tax purposes	$ 18,769,902

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,013,748 and $2,186,296, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the fund's average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased prior to October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $10 on redemption of shares of the fund.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,735 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $913 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $214, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BCF-USAN-0305
1.789282.101

Fidelity Advisor

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2004 to January 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,151.00	$ 3.98B
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63C
Class T
Actual	$ 1,000.00	$ 1,150.00	$ 4.64B
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89C
Class B
Actual	$ 1,000.00	$ 1,148.00	$ 5.96B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42C
Class C
Actual	$ 1,000.00	$ 1,149.00	$ 5.96B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42C
Small Cap Growth
Actual	$ 1,000.00	$ 1,152.00	$ 3.32B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C
Institutional Class
Actual	$ 1,000.00	$ 1,151.00	$ 3.31B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period November 3, 2004 to January 31, 2005).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Small Cap Growth	1.25%
Institutional Class	1.25%

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Quicksilver Resources, Inc.	4.4
EVCI Career Colleges, Inc.	4.4
Collegiate Pacific, Inc.	3.8
Lionbridge Technologies, Inc.	3.0
Pediatrix Medical Group, Inc.	2.6
Career Education Corp.	2.3
Range Resources Corp.	1.9
Pacific Sunwear of California, Inc.	1.8
ICON PLC sponsored ADR	1.8
Big 5 Sporting Goods Corp.	1.6
27.6
Top Five Market Sectors as of January 31, 2005
% of fund's net assets
Consumer Discretionary	20.5
Information Technology	17.6
Energy	16.8
Health Care	14.5
Industrials	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2005*
Stocks 90.5%
Short-Term Investments and Net Other Assets 9.5%
* Foreign investments	14.8%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.5%
Hotels, Restaurants & Leisure - 4.4%
Ambassadors Group, Inc.	3,200	$ 108,800
Brinker International, Inc. (a)	1,900	71,459
Buffalo Wild Wings, Inc. (a)	1,900	76,931
Century Casinos, Inc. (a)	147,478	1,234,391
Ctrip.com International Ltd. ADR (a)	14,000	576,786
Friendly Ice Cream Corp. (a)	7,700	67,221
Penn National Gaming, Inc. (a)	3,200	209,888
Sportingbet PLC (a)	300,000	1,347,573
		3,693,049
Household Durables - 1.6%
Interface, Inc. Class A (a)	69,700	657,271
Jarden Corp. (a)	15,000	690,000
		1,347,271
Internet & Catalog Retail - 4.7%
Blue Nile, Inc.	25,900	725,200
Collegiate Pacific, Inc.	242,900	3,184,419
		3,909,619
Leisure Equipment & Products - 0.8%
RC2 Corp. (a)	22,800	660,060
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)	12,300	353,379
Specialty Retail - 7.3%
Big 5 Sporting Goods Corp.	50,100	1,371,738
Cost Plus, Inc. (a)	23,500	616,405
Hibbett Sporting Goods, Inc. (a)	19,500	503,100
Hot Topic, Inc. (a)	10,500	203,490
Jos. A. Bank Clothiers, Inc. (a)	13,000	373,100
Pacific Sunwear of California, Inc. (a)	62,400	1,528,176
RONA, Inc. (a)	22,000	800,548
Select Comfort Corp. (a)	27,500	538,175
Steiner Leisure Ltd. (a)	6,100	189,216
		6,123,948
Textiles, Apparel & Luxury Goods - 1.3%
Bijou Brigitte Modische Accessoires AG	1,665	251,413
Carter's, Inc. (a)	7,300	266,888
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lakeland Industries, Inc. (a)	20,300	$ 400,925
Oxford Industries, Inc.	4,100	152,438
		1,071,664
TOTAL CONSUMER DISCRETIONARY		17,158,990
CONSUMER STAPLES - 2.6%
Beverages - 0.5%
C&C Group PLC	100,000	422,302
Food & Staples Retailing - 0.6%
Caffe Nero Group PLC (a)	199,000	462,874
Food Products - 0.5%
Poore Brothers, Inc. (a)	47,100	158,727
Rocky Mountain Chocolate Factory, Inc.	14,100	235,188
		393,915
Personal Products - 1.0%
NBTY, Inc. (a)	31,800	870,684
TOTAL CONSUMER STAPLES		2,149,775
ENERGY - 16.8%
Energy Equipment & Services - 3.1%
AKITA Drilling Ltd. Class A (non-vtg.)	32,000	701,342
Oil States International, Inc. (a)	29,200	556,260
Pason Systems, Inc.	39,800	1,235,001
Superior Energy Services, Inc. (a)	5,300	84,376
		2,576,979
Oil & Gas - 13.7%
Blackrock Ventures, Inc. (a)	70,000	545,425
Denbury Resources, Inc. (a)	28,700	838,040
Encore Acquisition Co. (a)	19,200	716,160
Forest Oil Corp. (a)	34,000	1,145,460
GMX Resources, Inc. (a)	35,400	295,590
Holly Corp.	44,700	1,352,622
Quicksilver Resources, Inc. (a)	83,500	3,709,904
Range Resources Corp.	71,000	1,575,490
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Thunder Energy, Inc. (a)	107,000	$ 726,812
World Fuel Services Corp.	12,100	613,228
		11,518,731
TOTAL ENERGY		14,095,710
FINANCIALS - 5.4%
Commercial Banks - 1.0%
Center Financial Corp., California	37,600	782,456
Nara Bancorp, Inc.	6,000	119,700
		902,156
Insurance - 4.3%
Hilb Rogal & Hobbs Co.	13,800	490,728
IPC Holdings Ltd.	9,000	379,890
PXRE Group Ltd.	17,615	457,109
Specialty Underwriters' Alliance, Inc.	50,700	495,339
United America Indemnity Ltd. Class A	41,700	750,600
USI Holdings Corp. (a)	90,100	1,018,130
		3,591,796
Thrifts & Mortgage Finance - 0.1%
W Holding Co., Inc.	5,508	71,824
TOTAL FINANCIALS		4,565,776
HEALTH CARE - 14.5%
Health Care Equipment & Supplies - 2.8%
DJ Orthopedics, Inc. (a)	41,000	990,150
Enpath Medical, Inc. (a)	17,000	173,570
Kensey Nash Corp. (a)	9,300	300,297
Mentor Corp.	2,700	84,537
Orthofix International NV (a)	1,900	75,962
Regeneration Technologies, Inc. (a)	68,900	708,637
		2,333,153
Health Care Providers & Services - 11.7%
America Service Group, Inc. (a)	23,900	655,577
American Dental Partners, Inc. (a)	16,800	338,520
AmSurg Corp. (a)	42,300	1,117,143
Bio-Reference Laboratories, Inc. (a)	11,200	159,152
Cedara Software Corp. (a)	17,200	182,942
DaVita, Inc. (a)	14,100	591,636
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Horizon Health Corp. (a)	17,700	$ 538,965
ICON PLC sponsored ADR (a)	42,500	1,492,600
LCA-Vision, Inc.	10,000	266,500
Medtox Scientific, Inc. (a)	50,300	412,460
Molina Healthcare, Inc. (a)	11,330	563,441
Omnicare, Inc.	21,400	658,050
Pediatrix Medical Group, Inc. (a)	33,000	2,204,070
Per-Se Technologies, Inc. (a)	46,400	677,440
		9,858,496
TOTAL HEALTH CARE		12,191,649
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (a)	26,000	280,540
DRS Technologies, Inc. (a)	5,800	235,480
SI International, Inc. (a)	28,700	734,720
		1,250,740
Commercial Services & Supplies - 9.2%
Career Education Corp. (a)	49,000	1,974,210
Corinthian Colleges, Inc. (a)	41,700	801,891
EVCI Career Colleges, Inc. (a)	412,606	3,676,319
Exponent, Inc. (a)	2,595	64,745
Learning Care Group, Inc. (a)	62,120	227,359
The Geo Group, Inc. (a)	31,600	946,420
		7,690,944
Construction & Engineering - 0.2%
Infrasource Services, Inc.	14,100	170,610
Electrical Equipment - 0.2%
A.O. Smith Corp.	7,200	195,192
Machinery - 0.5%
The Weir Group PLC	20,000	123,363
Watts Water Technologies, Inc. Class A	7,500	240,375
		363,738
Marine - 0.3%
Alexander & Baldwin, Inc.	6,000	276,000
TOTAL INDUSTRIALS		9,947,224
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.2%
NETGEAR, Inc. (a)	8,900	$ 133,856
Electronic Equipment & Instruments - 2.4%
Aeroflex, Inc. (a)	25,700	247,234
Arrow Electronics, Inc. (a)	26,200	618,582
Bell Microproducts, Inc. (a)	9,550	77,451
Leica Geosystems AG (a)	465	138,841
Measurement Specialties, Inc. (a)	36,500	937,685
		2,019,793
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	75,800	992,980
Cryptologic, Inc.	13,200	326,636
Homestore, Inc. (a)	75,000	177,000
iMergent, Inc. (a)	50,400	1,063,440
Intermix Media, Inc. (a)	60,000	391,800
j2 Global Communications, Inc. (a)	11,900	386,512
Marchex, Inc. Class B	3,900	70,239
Sina Corp. (a)	6,000	159,000
Vitria Technology, Inc. (a)	26,400	108,240
		3,675,847
IT Services - 5.0%
BearingPoint, Inc. (a)	48,800	385,032
Lionbridge Technologies, Inc. (a)	399,946	2,511,661
Tyler Technologies, Inc. (a)	173,200	1,324,980
		4,221,673
Semiconductors & Semiconductor Equipment - 3.1%
ATMI, Inc. (a)	10,000	227,300
Axcelis Technologies, Inc. (a)	26,000	194,220
Cascade Microtech, Inc.	12,300	130,380
Exar Corp. (a)	1,800	25,866
Fairchild Semiconductor International, Inc. (a)	40,700	580,789
FormFactor, Inc. (a)	9,000	204,930
Integrated Device Technology, Inc. (a)	34,300	402,682
Microsemi Corp. (a)	8,900	137,327
O2Micro International Ltd. (a)	300	2,661
ON Semiconductor Corp. (a)	12,200	44,652
Pericom Semiconductor Corp. (a)	17,900	150,181
Varian Semiconductor Equipment Associates, Inc. (a)	13,800	473,064
		2,574,052
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
DATATRAK International, Inc. (a)	2,200	$ 23,826
DATATRAK International, Inc. (a)(b)	10,000	92,055
DATATRAK International, Inc. warrants 12/31/49 (a)(b)	1,500	0
Moldflow Corp. (a)	21,000	354,900
MSC.Software Corp. (a)	17,900	184,549
Pegasystems, Inc. (a)	26,900	182,113
Pervasive Software, Inc. (a)	36,200	146,610
Phase Forward, Inc.	163,900	1,111,242
		2,095,295
TOTAL INFORMATION TECHNOLOGY		14,720,516
MATERIALS - 1.2%
Metals & Mining - 0.9%
Apex Silver Mines Ltd. (a)	14,000	226,240
Goldcorp, Inc.	17,000	238,894
Meridian Gold, Inc. (a)	17,000	312,316
		777,450
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	74,041	247,589
TOTAL MATERIALS		1,025,039
TOTAL COMMON STOCKS (Cost $71,172,341)		75,854,679
Cash Equivalents - 11.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (c) (Cost $9,895,000)	$ 9,895,672	$ 9,895,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $81,067,341)		85,749,679
NET OTHER ASSETS - (2.3)%		(1,895,075)
NET ASSETS - 100%		$ 83,854,604
Legend
(a) Non-income producing

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,055 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc.	12/27/04	$ 95,000
DATATRAK International, Inc. warrants 12/31/49	12/27/04	$ 0
(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$9,895,000 due 2/1/05 at 2.45%:
Banc of America Securites LLC	$ 1,289,357
Barclays Capital Inc.	1,482,761
Bear Stearns & Co. Inc.	644,679
Credit Suisse First Boston LLC	1,289,357
Deutsche Bank Securities Inc.	1,934,036
J.P. Morgan Securities, Inc.	644,679
Lehman Brothers Inc.	277,212
Morgan Stanley & Co. Incorporated	386,230
BNP Paribas Securities Corp.	1,934,036
UBS Securities LLC	12,653
$ 9,895,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
Canada	6.4%
United Kingdom	2.4%
Ireland	2.3%
Cayman Islands	1.8%
Bermuda	1.0%
Others (individually less than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,895,000) (cost $81,067,341) - See accompanying schedule		$ 85,749,679
Cash		402
Foreign currency held at value (cost $34,077)		34,039
Receivable for investments sold		296,580
Receivable for fund shares sold		1,003,904
Dividends receivable		1,272
Prepaid expenses		69,563
Receivable from investment adviser for expense reductions		5,265
Other affiliated receivables		894
Other receivables		15,572
Total assets		87,177,170

Liabilities
Payable for investments purchased	$ 3,188,305
Payable for fund shares redeemed	59,636
Accrued management fee	42,777
Distribution fees payable	2,755
Other affiliated payables	14,271
Other payables and accrued expenses	14,822
Total liabilities		3,322,566

Net Assets		$ 83,854,604
Net Assets consist of:
Paid in capital		$ 78,977,678
Accumulated net investment loss		(76,926)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		271,551
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,682,301
Net Assets		$ 83,854,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,392,675 ÷ 121,025 shares)	$ 11.51

Maximum offering price per share (100/94.25 of $11.51)	$ 12.21
Class T: Net Asset Value and redemption price per share ($2,217,068 ÷ 192,771 shares)	$ 11.50

Maximum offering price per share (100/96.50 of $11.50)	$ 11.92
Class B: Net Asset Value and offering price per share ($867,719 ÷ 75,554 shares) A	$ 11.48

Class C: Net Asset Value and offering price per share ($1,286,165 ÷ 111,985 shares) A	$ 11.49

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($76,979,093 ÷ 6,682,330 shares)	$ 11.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,111,884 ÷ 96,575 shares)	$ 11.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 20,978
Interest		36,181
Total income		57,159

Expenses
Management fee	$ 83,521
Transfer agent fees	30,566
Distribution fees	6,700
Accounting fees and expenses	7,681
Non-interested trustees' compensation	27
Custodian fees and expenses	9,985
Registration fees	30,108
Audit	11,607
Legal	10
Total expenses before reductions	180,205
Expense reductions	(46,120)	134,085
Net investment income (loss)		(76,926)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	275,347
Foreign currency transactions	(3,796)
Total net realized gain (loss)		271,551
Change in net unrealized appreciation (depreciation) on: Investment securities	4,682,338
Assets and liabilities in foreign currencies	(37)
Total change in net unrealized appreciation (depreciation)		4,682,301
Net gain (loss)		4,953,852
Net increase (decrease) in net assets resulting from operations		$ 4,876,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (76,926)
Net realized gain (loss)	271,551
Change in net unrealized appreciation (depreciation)	4,682,301
Net increase (decrease) in net assets resulting from operations	4,876,926
Share transactions - net increase (decrease)	78,956,576
Redemption fees	21,102
Total increase (decrease) in net assets	83,854,604

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $76,926)	$ 83,854,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.51
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.51
Total Return B, C, D	15.10%
Ratios to Average Net Assets G
Expenses before expense reductions	1.88% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,393
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.50
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 11.50
Total Return B, C, D	15.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.10% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.61% A
Net investment income (loss)	(1.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	1.52
Total from investment operations	1.48
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.48
Total Return B, C, D	14.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.71% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.11% A
Net investment income (loss)	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 868
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.49
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 11.49
Total Return B, C, D	14.90%
Ratios to Average Net Assets G
Expenses before expense reductions	2.64% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.11% A
Net investment income (loss)	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Period ended January 31, 2005 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.54
Total from investment operations	1.52
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.52
Total Return B, C	15.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.50% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,979
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2005 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.51
Redemption fees added to paid in capital D	-
Net asset value, end of period	$ 11.51
Total Return B, C	15.10%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,112
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,146,534
Unrealized depreciation	(1,464,196)
Net unrealized appreciation (depreciation)	$ 4,682,338
Cost for federal income tax purposes	$ 81,067,341

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $75,829,046 and $4,932,053, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until November 1, 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 648	$ 386
Class T	.25%	.25%	2,020	742
Class B	.75%	.25%	1,792	1,738
Class C	.75%	.25%	2,240	1,988
			$ 6,700	$ 4,854

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,683
Class T	772
Class B*	7
Class C*	-
$ 2,462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Small Cap Growth. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 585	.23*
Class T	1,039	.26*
Class B	426	.24*
Class C	503	.23*
Small Cap Growth	27,654	.27*
Institutional Class	359	.17*
	$ 30,566

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,006 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 985
Class T	1.75%	1,409
Class B	2.25%	816
Class C	2.25%	869
Small Cap Growth	1.25%	25,756
Institutional Class	1.25%	713
		$ 30,548

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,572 for the period.

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the outstanding shares of the fund.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 3, 2004 (commencement of operations) to January 31, 2005	For the period November 3, 2004 (commencement of operations) to January 31, 2005
Class A
Shares sold	121,341	$ 1,256,152
Shares redeemed	(316)	(3,547)
Net increase (decrease)	121,025	$ 1,252,605
Class T
Shares sold	192,771	$ 2,026,359
Shares redeemed	-	-
Net increase (decrease)	192,771	$ 2,026,359
Class B
Shares sold	75,583	$ 770,623
Shares redeemed	(29)	(316)
Net increase (decrease)	75,554	$ 770,307
Class C
Shares sold	111,985	$ 1,174,349
Shares redeemed	-	-
Net increase (decrease)	111,985	$ 1,174,349
Small Cap Growth
Shares sold	6,813,279	$ 74,190,613
Shares redeemed	(130,949)	(1,461,306)
Net increase (decrease)	6,682,330	$ 72,729,307
Institutional Class
Shares sold	96,575	$ 1,003,649
Shares redeemed	-	-
Net increase (decrease)	96,575	$ 1,003,649

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCP-USAN-0305
1.803716.100

Fidelity Advisor

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2004 to January 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,151.00	$ 3.98B
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63C
Class T
Actual	$ 1,000.00	$ 1,150.00	$ 4.64B
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89C
Class B
Actual	$ 1,000.00	$ 1,148.00	$ 5.96B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42C
Class C
Actual	$ 1,000.00	$ 1,149.00	$ 5.96B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42C
Small Cap Growth
Actual	$ 1,000.00	$ 1,152.00	$ 3.32B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C
Institutional Class
Actual	$ 1,000.00	$ 1,151.00	$ 3.31B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period November 3, 2004 to January 31, 2005).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Small Cap Growth	1.25%
Institutional Class	1.25%

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Quicksilver Resources, Inc.	4.4
EVCI Career Colleges, Inc.	4.4
Collegiate Pacific, Inc.	3.8
Lionbridge Technologies, Inc.	3.0
Pediatrix Medical Group, Inc.	2.6
Career Education Corp.	2.3
Range Resources Corp.	1.9
Pacific Sunwear of California, Inc.	1.8
ICON PLC sponsored ADR	1.8
Big 5 Sporting Goods Corp.	1.6
27.6
Top Five Market Sectors as of January 31, 2005
% of fund's net assets
Consumer Discretionary	20.5
Information Technology	17.6
Energy	16.8
Health Care	14.5
Industrials	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2005*
Stocks 90.5%
Short-Term Investments and Net Other Assets 9.5%
* Foreign investments	14.8%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.5%
Hotels, Restaurants & Leisure - 4.4%
Ambassadors Group, Inc.	3,200	$ 108,800
Brinker International, Inc. (a)	1,900	71,459
Buffalo Wild Wings, Inc. (a)	1,900	76,931
Century Casinos, Inc. (a)	147,478	1,234,391
Ctrip.com International Ltd. ADR (a)	14,000	576,786
Friendly Ice Cream Corp. (a)	7,700	67,221
Penn National Gaming, Inc. (a)	3,200	209,888
Sportingbet PLC (a)	300,000	1,347,573
		3,693,049
Household Durables - 1.6%
Interface, Inc. Class A (a)	69,700	657,271
Jarden Corp. (a)	15,000	690,000
		1,347,271
Internet & Catalog Retail - 4.7%
Blue Nile, Inc.	25,900	725,200
Collegiate Pacific, Inc.	242,900	3,184,419
		3,909,619
Leisure Equipment & Products - 0.8%
RC2 Corp. (a)	22,800	660,060
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)	12,300	353,379
Specialty Retail - 7.3%
Big 5 Sporting Goods Corp.	50,100	1,371,738
Cost Plus, Inc. (a)	23,500	616,405
Hibbett Sporting Goods, Inc. (a)	19,500	503,100
Hot Topic, Inc. (a)	10,500	203,490
Jos. A. Bank Clothiers, Inc. (a)	13,000	373,100
Pacific Sunwear of California, Inc. (a)	62,400	1,528,176
RONA, Inc. (a)	22,000	800,548
Select Comfort Corp. (a)	27,500	538,175
Steiner Leisure Ltd. (a)	6,100	189,216
		6,123,948
Textiles, Apparel & Luxury Goods - 1.3%
Bijou Brigitte Modische Accessoires AG	1,665	251,413
Carter's, Inc. (a)	7,300	266,888
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lakeland Industries, Inc. (a)	20,300	$ 400,925
Oxford Industries, Inc.	4,100	152,438
		1,071,664
TOTAL CONSUMER DISCRETIONARY		17,158,990
CONSUMER STAPLES - 2.6%
Beverages - 0.5%
C&C Group PLC	100,000	422,302
Food & Staples Retailing - 0.6%
Caffe Nero Group PLC (a)	199,000	462,874
Food Products - 0.5%
Poore Brothers, Inc. (a)	47,100	158,727
Rocky Mountain Chocolate Factory, Inc.	14,100	235,188
		393,915
Personal Products - 1.0%
NBTY, Inc. (a)	31,800	870,684
TOTAL CONSUMER STAPLES		2,149,775
ENERGY - 16.8%
Energy Equipment & Services - 3.1%
AKITA Drilling Ltd. Class A (non-vtg.)	32,000	701,342
Oil States International, Inc. (a)	29,200	556,260
Pason Systems, Inc.	39,800	1,235,001
Superior Energy Services, Inc. (a)	5,300	84,376
		2,576,979
Oil & Gas - 13.7%
Blackrock Ventures, Inc. (a)	70,000	545,425
Denbury Resources, Inc. (a)	28,700	838,040
Encore Acquisition Co. (a)	19,200	716,160
Forest Oil Corp. (a)	34,000	1,145,460
GMX Resources, Inc. (a)	35,400	295,590
Holly Corp.	44,700	1,352,622
Quicksilver Resources, Inc. (a)	83,500	3,709,904
Range Resources Corp.	71,000	1,575,490
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Thunder Energy, Inc. (a)	107,000	$ 726,812
World Fuel Services Corp.	12,100	613,228
		11,518,731
TOTAL ENERGY		14,095,710
FINANCIALS - 5.4%
Commercial Banks - 1.0%
Center Financial Corp., California	37,600	782,456
Nara Bancorp, Inc.	6,000	119,700
		902,156
Insurance - 4.3%
Hilb Rogal & Hobbs Co.	13,800	490,728
IPC Holdings Ltd.	9,000	379,890
PXRE Group Ltd.	17,615	457,109
Specialty Underwriters' Alliance, Inc.	50,700	495,339
United America Indemnity Ltd. Class A	41,700	750,600
USI Holdings Corp. (a)	90,100	1,018,130
		3,591,796
Thrifts & Mortgage Finance - 0.1%
W Holding Co., Inc.	5,508	71,824
TOTAL FINANCIALS		4,565,776
HEALTH CARE - 14.5%
Health Care Equipment & Supplies - 2.8%
DJ Orthopedics, Inc. (a)	41,000	990,150
Enpath Medical, Inc. (a)	17,000	173,570
Kensey Nash Corp. (a)	9,300	300,297
Mentor Corp.	2,700	84,537
Orthofix International NV (a)	1,900	75,962
Regeneration Technologies, Inc. (a)	68,900	708,637
		2,333,153
Health Care Providers & Services - 11.7%
America Service Group, Inc. (a)	23,900	655,577
American Dental Partners, Inc. (a)	16,800	338,520
AmSurg Corp. (a)	42,300	1,117,143
Bio-Reference Laboratories, Inc. (a)	11,200	159,152
Cedara Software Corp. (a)	17,200	182,942
DaVita, Inc. (a)	14,100	591,636
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Horizon Health Corp. (a)	17,700	$ 538,965
ICON PLC sponsored ADR (a)	42,500	1,492,600
LCA-Vision, Inc.	10,000	266,500
Medtox Scientific, Inc. (a)	50,300	412,460
Molina Healthcare, Inc. (a)	11,330	563,441
Omnicare, Inc.	21,400	658,050
Pediatrix Medical Group, Inc. (a)	33,000	2,204,070
Per-Se Technologies, Inc. (a)	46,400	677,440
		9,858,496
TOTAL HEALTH CARE		12,191,649
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (a)	26,000	280,540
DRS Technologies, Inc. (a)	5,800	235,480
SI International, Inc. (a)	28,700	734,720
		1,250,740
Commercial Services & Supplies - 9.2%
Career Education Corp. (a)	49,000	1,974,210
Corinthian Colleges, Inc. (a)	41,700	801,891
EVCI Career Colleges, Inc. (a)	412,606	3,676,319
Exponent, Inc. (a)	2,595	64,745
Learning Care Group, Inc. (a)	62,120	227,359
The Geo Group, Inc. (a)	31,600	946,420
		7,690,944
Construction & Engineering - 0.2%
Infrasource Services, Inc.	14,100	170,610
Electrical Equipment - 0.2%
A.O. Smith Corp.	7,200	195,192
Machinery - 0.5%
The Weir Group PLC	20,000	123,363
Watts Water Technologies, Inc. Class A	7,500	240,375
		363,738
Marine - 0.3%
Alexander & Baldwin, Inc.	6,000	276,000
TOTAL INDUSTRIALS		9,947,224
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.2%
NETGEAR, Inc. (a)	8,900	$ 133,856
Electronic Equipment & Instruments - 2.4%
Aeroflex, Inc. (a)	25,700	247,234
Arrow Electronics, Inc. (a)	26,200	618,582
Bell Microproducts, Inc. (a)	9,550	77,451
Leica Geosystems AG (a)	465	138,841
Measurement Specialties, Inc. (a)	36,500	937,685
		2,019,793
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	75,800	992,980
Cryptologic, Inc.	13,200	326,636
Homestore, Inc. (a)	75,000	177,000
iMergent, Inc. (a)	50,400	1,063,440
Intermix Media, Inc. (a)	60,000	391,800
j2 Global Communications, Inc. (a)	11,900	386,512
Marchex, Inc. Class B	3,900	70,239
Sina Corp. (a)	6,000	159,000
Vitria Technology, Inc. (a)	26,400	108,240
		3,675,847
IT Services - 5.0%
BearingPoint, Inc. (a)	48,800	385,032
Lionbridge Technologies, Inc. (a)	399,946	2,511,661
Tyler Technologies, Inc. (a)	173,200	1,324,980
		4,221,673
Semiconductors & Semiconductor Equipment - 3.1%
ATMI, Inc. (a)	10,000	227,300
Axcelis Technologies, Inc. (a)	26,000	194,220
Cascade Microtech, Inc.	12,300	130,380
Exar Corp. (a)	1,800	25,866
Fairchild Semiconductor International, Inc. (a)	40,700	580,789
FormFactor, Inc. (a)	9,000	204,930
Integrated Device Technology, Inc. (a)	34,300	402,682
Microsemi Corp. (a)	8,900	137,327
O2Micro International Ltd. (a)	300	2,661
ON Semiconductor Corp. (a)	12,200	44,652
Pericom Semiconductor Corp. (a)	17,900	150,181
Varian Semiconductor Equipment Associates, Inc. (a)	13,800	473,064
		2,574,052
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
DATATRAK International, Inc. (a)	2,200	$ 23,826
DATATRAK International, Inc. (a)(b)	10,000	92,055
DATATRAK International, Inc. warrants 12/31/49 (a)(b)	1,500	0
Moldflow Corp. (a)	21,000	354,900
MSC.Software Corp. (a)	17,900	184,549
Pegasystems, Inc. (a)	26,900	182,113
Pervasive Software, Inc. (a)	36,200	146,610
Phase Forward, Inc.	163,900	1,111,242
		2,095,295
TOTAL INFORMATION TECHNOLOGY		14,720,516
MATERIALS - 1.2%
Metals & Mining - 0.9%
Apex Silver Mines Ltd. (a)	14,000	226,240
Goldcorp, Inc.	17,000	238,894
Meridian Gold, Inc. (a)	17,000	312,316
		777,450
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	74,041	247,589
TOTAL MATERIALS		1,025,039
TOTAL COMMON STOCKS (Cost $71,172,341)		75,854,679
Cash Equivalents - 11.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (c) (Cost $9,895,000)	$ 9,895,672	$ 9,895,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $81,067,341)		85,749,679
NET OTHER ASSETS - (2.3)%		(1,895,075)
NET ASSETS - 100%		$ 83,854,604
Legend
(a) Non-income producing

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,055 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc.	12/27/04	$ 95,000
DATATRAK International, Inc. warrants 12/31/49	12/27/04	$ 0
(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$9,895,000 due 2/1/05 at 2.45%:
Banc of America Securites LLC	$ 1,289,357
Barclays Capital Inc.	1,482,761
Bear Stearns & Co. Inc.	644,679
Credit Suisse First Boston LLC	1,289,357
Deutsche Bank Securities Inc.	1,934,036
J.P. Morgan Securities, Inc.	644,679
Lehman Brothers Inc.	277,212
Morgan Stanley & Co. Incorporated	386,230
BNP Paribas Securities Corp.	1,934,036
UBS Securities LLC	12,653
$ 9,895,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
Canada	6.4%
United Kingdom	2.4%
Ireland	2.3%
Cayman Islands	1.8%
Bermuda	1.0%
Others (individually less than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,895,000) (cost $81,067,341) - See accompanying schedule		$ 85,749,679
Cash		402
Foreign currency held at value (cost $34,077)		34,039
Receivable for investments sold		296,580
Receivable for fund shares sold		1,003,904
Dividends receivable		1,272
Prepaid expenses		69,563
Receivable from investment adviser for expense reductions		5,265
Other affiliated receivables		894
Other receivables		15,572
Total assets		87,177,170

Liabilities
Payable for investments purchased	$ 3,188,305
Payable for fund shares redeemed	59,636
Accrued management fee	42,777
Distribution fees payable	2,755
Other affiliated payables	14,271
Other payables and accrued expenses	14,822
Total liabilities		3,322,566

Net Assets		$ 83,854,604
Net Assets consist of:
Paid in capital		$ 78,977,678
Accumulated net investment loss		(76,926)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		271,551
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,682,301
Net Assets		$ 83,854,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,392,675 ÷ 121,025 shares)	$ 11.51

Maximum offering price per share (100/94.25 of $11.51)	$ 12.21
Class T: Net Asset Value and redemption price per share ($2,217,068 ÷ 192,771 shares)	$ 11.50

Maximum offering price per share (100/96.50 of $11.50)	$ 11.92
Class B: Net Asset Value and offering price per share ($867,719 ÷ 75,554 shares) A	$ 11.48

Class C: Net Asset Value and offering price per share ($1,286,165 ÷ 111,985 shares) A	$ 11.49

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($76,979,093 ÷ 6,682,330 shares)	$ 11.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,111,884 ÷ 96,575 shares)	$ 11.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 20,978
Interest		36,181
Total income		57,159

Expenses
Management fee	$ 83,521
Transfer agent fees	30,566
Distribution fees	6,700
Accounting fees and expenses	7,681
Non-interested trustees' compensation	27
Custodian fees and expenses	9,985
Registration fees	30,108
Audit	11,607
Legal	10
Total expenses before reductions	180,205
Expense reductions	(46,120)	134,085
Net investment income (loss)		(76,926)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	275,347
Foreign currency transactions	(3,796)
Total net realized gain (loss)		271,551
Change in net unrealized appreciation (depreciation) on: Investment securities	4,682,338
Assets and liabilities in foreign currencies	(37)
Total change in net unrealized appreciation (depreciation)		4,682,301
Net gain (loss)		4,953,852
Net increase (decrease) in net assets resulting from operations		$ 4,876,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (76,926)
Net realized gain (loss)	271,551
Change in net unrealized appreciation (depreciation)	4,682,301
Net increase (decrease) in net assets resulting from operations	4,876,926
Share transactions - net increase (decrease)	78,956,576
Redemption fees	21,102
Total increase (decrease) in net assets	83,854,604

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $76,926)	$ 83,854,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.51
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.51
Total Return B, C, D	15.10%
Ratios to Average Net Assets G
Expenses before expense reductions	1.88% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,393
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.50
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 11.50
Total Return B, C, D	15.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.10% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.61% A
Net investment income (loss)	(1.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	1.52
Total from investment operations	1.48
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.48
Total Return B, C, D	14.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.71% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.11% A
Net investment income (loss)	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 868
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.49
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 11.49
Total Return B, C, D	14.90%
Ratios to Average Net Assets G
Expenses before expense reductions	2.64% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.11% A
Net investment income (loss)	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Period ended January 31, 2005 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.54
Total from investment operations	1.52
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.52
Total Return B, C	15.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.50% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,979
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2005 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.51
Redemption fees added to paid in capital D	-
Net asset value, end of period	$ 11.51
Total Return B, C	15.10%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,112
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,146,534
Unrealized depreciation	(1,464,196)
Net unrealized appreciation (depreciation)	$ 4,682,338
Cost for federal income tax purposes	$ 81,067,341

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $75,829,046 and $4,932,053, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until November 1, 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 648	$ 386
Class T	.25%	.25%	2,020	742
Class B	.75%	.25%	1,792	1,738
Class C	.75%	.25%	2,240	1,988
			$ 6,700	$ 4,854

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,683
Class T	772
Class B*	7
Class C*	-
$ 2,462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Small Cap Growth. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 585	.23*
Class T	1,039	.26*
Class B	426	.24*
Class C	503	.23*
Small Cap Growth	27,654	.27*
Institutional Class	359	.17*
	$ 30,566

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,006 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 985
Class T	1.75%	1,409
Class B	2.25%	816
Class C	2.25%	869
Small Cap Growth	1.25%	25,756
Institutional Class	1.25%	713
		$ 30,548

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,572 for the period.

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the outstanding shares of the fund.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 3, 2004 (commencement of operations) to January 31, 2005	For the period November 3, 2004 (commencement of operations) to January 31, 2005
Class A
Shares sold	121,341	$ 1,256,152
Shares redeemed	(316)	(3,547)
Net increase (decrease)	121,025	$ 1,252,605
Class T
Shares sold	192,771	$ 2,026,359
Shares redeemed	-	-
Net increase (decrease)	192,771	$ 2,026,359
Class B
Shares sold	75,583	$ 770,623
Shares redeemed	(29)	(316)
Net increase (decrease)	75,554	$ 770,307
Class C
Shares sold	111,985	$ 1,174,349
Shares redeemed	-	-
Net increase (decrease)	111,985	$ 1,174,349
Small Cap Growth
Shares sold	6,813,279	$ 74,190,613
Shares redeemed	(130,949)	(1,461,306)
Net increase (decrease)	6,682,330	$ 72,729,307
Institutional Class
Shares sold	96,575	$ 1,003,649
Shares redeemed	-	-
Net increase (decrease)	96,575	$ 1,003,649

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCPI-USAN-0305
1.803724.100

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	6	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2004 to January 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,151.00	$ 3.98B
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63C
Class T
Actual	$ 1,000.00	$ 1,150.00	$ 4.64B
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89C
Class B
Actual	$ 1,000.00	$ 1,148.00	$ 5.96B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42C
Class C
Actual	$ 1,000.00	$ 1,149.00	$ 5.96B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42C
Small Cap Growth
Actual	$ 1,000.00	$ 1,152.00	$ 3.32B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C
Institutional Class
Actual	$ 1,000.00	$ 1,151.00	$ 3.31B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period November 3, 2004 to January 31, 2005).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Small Cap Growth	1.25%
Institutional Class	1.25%

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Quicksilver Resources, Inc.	4.4
EVCI Career Colleges, Inc.	4.4
Collegiate Pacific, Inc.	3.8
Lionbridge Technologies, Inc.	3.0
Pediatrix Medical Group, Inc.	2.6
Career Education Corp.	2.3
Range Resources Corp.	1.9
Pacific Sunwear of California, Inc.	1.8
ICON PLC sponsored ADR	1.8
Big 5 Sporting Goods Corp.	1.6
27.6
Top Five Market Sectors as of January 31, 2005
% of fund's net assets
Consumer Discretionary	20.5
Information Technology	17.6
Energy	16.8
Health Care	14.5
Industrials	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2005*
Stocks 90.5%
Short-Term Investments and Net Other Assets 9.5%
* Foreign investments	14.8%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.5%
Hotels, Restaurants & Leisure - 4.4%
Ambassadors Group, Inc.	3,200	$ 108,800
Brinker International, Inc. (a)	1,900	71,459
Buffalo Wild Wings, Inc. (a)	1,900	76,931
Century Casinos, Inc. (a)	147,478	1,234,391
Ctrip.com International Ltd. ADR (a)	14,000	576,786
Friendly Ice Cream Corp. (a)	7,700	67,221
Penn National Gaming, Inc. (a)	3,200	209,888
Sportingbet PLC (a)	300,000	1,347,573
		3,693,049
Household Durables - 1.6%
Interface, Inc. Class A (a)	69,700	657,271
Jarden Corp. (a)	15,000	690,000
		1,347,271
Internet & Catalog Retail - 4.7%
Blue Nile, Inc.	25,900	725,200
Collegiate Pacific, Inc.	242,900	3,184,419
		3,909,619
Leisure Equipment & Products - 0.8%
RC2 Corp. (a)	22,800	660,060
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)	12,300	353,379
Specialty Retail - 7.3%
Big 5 Sporting Goods Corp.	50,100	1,371,738
Cost Plus, Inc. (a)	23,500	616,405
Hibbett Sporting Goods, Inc. (a)	19,500	503,100
Hot Topic, Inc. (a)	10,500	203,490
Jos. A. Bank Clothiers, Inc. (a)	13,000	373,100
Pacific Sunwear of California, Inc. (a)	62,400	1,528,176
RONA, Inc. (a)	22,000	800,548
Select Comfort Corp. (a)	27,500	538,175
Steiner Leisure Ltd. (a)	6,100	189,216
		6,123,948
Textiles, Apparel & Luxury Goods - 1.3%
Bijou Brigitte Modische Accessoires AG	1,665	251,413
Carter's, Inc. (a)	7,300	266,888
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lakeland Industries, Inc. (a)	20,300	$ 400,925
Oxford Industries, Inc.	4,100	152,438
		1,071,664
TOTAL CONSUMER DISCRETIONARY		17,158,990
CONSUMER STAPLES - 2.6%
Beverages - 0.5%
C&C Group PLC	100,000	422,302
Food & Staples Retailing - 0.6%
Caffe Nero Group PLC (a)	199,000	462,874
Food Products - 0.5%
Poore Brothers, Inc. (a)	47,100	158,727
Rocky Mountain Chocolate Factory, Inc.	14,100	235,188
		393,915
Personal Products - 1.0%
NBTY, Inc. (a)	31,800	870,684
TOTAL CONSUMER STAPLES		2,149,775
ENERGY - 16.8%
Energy Equipment & Services - 3.1%
AKITA Drilling Ltd. Class A (non-vtg.)	32,000	701,342
Oil States International, Inc. (a)	29,200	556,260
Pason Systems, Inc.	39,800	1,235,001
Superior Energy Services, Inc. (a)	5,300	84,376
		2,576,979
Oil & Gas - 13.7%
Blackrock Ventures, Inc. (a)	70,000	545,425
Denbury Resources, Inc. (a)	28,700	838,040
Encore Acquisition Co. (a)	19,200	716,160
Forest Oil Corp. (a)	34,000	1,145,460
GMX Resources, Inc. (a)	35,400	295,590
Holly Corp.	44,700	1,352,622
Quicksilver Resources, Inc. (a)	83,500	3,709,904
Range Resources Corp.	71,000	1,575,490
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Thunder Energy, Inc. (a)	107,000	$ 726,812
World Fuel Services Corp.	12,100	613,228
		11,518,731
TOTAL ENERGY		14,095,710
FINANCIALS - 5.4%
Commercial Banks - 1.0%
Center Financial Corp., California	37,600	782,456
Nara Bancorp, Inc.	6,000	119,700
		902,156
Insurance - 4.3%
Hilb Rogal & Hobbs Co.	13,800	490,728
IPC Holdings Ltd.	9,000	379,890
PXRE Group Ltd.	17,615	457,109
Specialty Underwriters' Alliance, Inc.	50,700	495,339
United America Indemnity Ltd. Class A	41,700	750,600
USI Holdings Corp. (a)	90,100	1,018,130
		3,591,796
Thrifts & Mortgage Finance - 0.1%
W Holding Co., Inc.	5,508	71,824
TOTAL FINANCIALS		4,565,776
HEALTH CARE - 14.5%
Health Care Equipment & Supplies - 2.8%
DJ Orthopedics, Inc. (a)	41,000	990,150
Enpath Medical, Inc. (a)	17,000	173,570
Kensey Nash Corp. (a)	9,300	300,297
Mentor Corp.	2,700	84,537
Orthofix International NV (a)	1,900	75,962
Regeneration Technologies, Inc. (a)	68,900	708,637
		2,333,153
Health Care Providers & Services - 11.7%
America Service Group, Inc. (a)	23,900	655,577
American Dental Partners, Inc. (a)	16,800	338,520
AmSurg Corp. (a)	42,300	1,117,143
Bio-Reference Laboratories, Inc. (a)	11,200	159,152
Cedara Software Corp. (a)	17,200	182,942
DaVita, Inc. (a)	14,100	591,636
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Horizon Health Corp. (a)	17,700	$ 538,965
ICON PLC sponsored ADR (a)	42,500	1,492,600
LCA-Vision, Inc.	10,000	266,500
Medtox Scientific, Inc. (a)	50,300	412,460
Molina Healthcare, Inc. (a)	11,330	563,441
Omnicare, Inc.	21,400	658,050
Pediatrix Medical Group, Inc. (a)	33,000	2,204,070
Per-Se Technologies, Inc. (a)	46,400	677,440
		9,858,496
TOTAL HEALTH CARE		12,191,649
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (a)	26,000	280,540
DRS Technologies, Inc. (a)	5,800	235,480
SI International, Inc. (a)	28,700	734,720
		1,250,740
Commercial Services & Supplies - 9.2%
Career Education Corp. (a)	49,000	1,974,210
Corinthian Colleges, Inc. (a)	41,700	801,891
EVCI Career Colleges, Inc. (a)	412,606	3,676,319
Exponent, Inc. (a)	2,595	64,745
Learning Care Group, Inc. (a)	62,120	227,359
The Geo Group, Inc. (a)	31,600	946,420
		7,690,944
Construction & Engineering - 0.2%
Infrasource Services, Inc.	14,100	170,610
Electrical Equipment - 0.2%
A.O. Smith Corp.	7,200	195,192
Machinery - 0.5%
The Weir Group PLC	20,000	123,363
Watts Water Technologies, Inc. Class A	7,500	240,375
		363,738
Marine - 0.3%
Alexander & Baldwin, Inc.	6,000	276,000
TOTAL INDUSTRIALS		9,947,224
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.2%
NETGEAR, Inc. (a)	8,900	$ 133,856
Electronic Equipment & Instruments - 2.4%
Aeroflex, Inc. (a)	25,700	247,234
Arrow Electronics, Inc. (a)	26,200	618,582
Bell Microproducts, Inc. (a)	9,550	77,451
Leica Geosystems AG (a)	465	138,841
Measurement Specialties, Inc. (a)	36,500	937,685
		2,019,793
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	75,800	992,980
Cryptologic, Inc.	13,200	326,636
Homestore, Inc. (a)	75,000	177,000
iMergent, Inc. (a)	50,400	1,063,440
Intermix Media, Inc. (a)	60,000	391,800
j2 Global Communications, Inc. (a)	11,900	386,512
Marchex, Inc. Class B	3,900	70,239
Sina Corp. (a)	6,000	159,000
Vitria Technology, Inc. (a)	26,400	108,240
		3,675,847
IT Services - 5.0%
BearingPoint, Inc. (a)	48,800	385,032
Lionbridge Technologies, Inc. (a)	399,946	2,511,661
Tyler Technologies, Inc. (a)	173,200	1,324,980
		4,221,673
Semiconductors & Semiconductor Equipment - 3.1%
ATMI, Inc. (a)	10,000	227,300
Axcelis Technologies, Inc. (a)	26,000	194,220
Cascade Microtech, Inc.	12,300	130,380
Exar Corp. (a)	1,800	25,866
Fairchild Semiconductor International, Inc. (a)	40,700	580,789
FormFactor, Inc. (a)	9,000	204,930
Integrated Device Technology, Inc. (a)	34,300	402,682
Microsemi Corp. (a)	8,900	137,327
O2Micro International Ltd. (a)	300	2,661
ON Semiconductor Corp. (a)	12,200	44,652
Pericom Semiconductor Corp. (a)	17,900	150,181
Varian Semiconductor Equipment Associates, Inc. (a)	13,800	473,064
		2,574,052
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
DATATRAK International, Inc. (a)	2,200	$ 23,826
DATATRAK International, Inc. (a)(b)	10,000	92,055
DATATRAK International, Inc. warrants 12/31/49 (a)(b)	1,500	0
Moldflow Corp. (a)	21,000	354,900
MSC.Software Corp. (a)	17,900	184,549
Pegasystems, Inc. (a)	26,900	182,113
Pervasive Software, Inc. (a)	36,200	146,610
Phase Forward, Inc.	163,900	1,111,242
		2,095,295
TOTAL INFORMATION TECHNOLOGY		14,720,516
MATERIALS - 1.2%
Metals & Mining - 0.9%
Apex Silver Mines Ltd. (a)	14,000	226,240
Goldcorp, Inc.	17,000	238,894
Meridian Gold, Inc. (a)	17,000	312,316
		777,450
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	74,041	247,589
TOTAL MATERIALS		1,025,039
TOTAL COMMON STOCKS (Cost $71,172,341)		75,854,679
Cash Equivalents - 11.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (c) (Cost $9,895,000)	$ 9,895,672	$ 9,895,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $81,067,341)		85,749,679
NET OTHER ASSETS - (2.3)%		(1,895,075)
NET ASSETS - 100%		$ 83,854,604
Legend
(a) Non-income producing

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,055 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc.	12/27/04	$ 95,000
DATATRAK International, Inc. warrants 12/31/49	12/27/04	$ 0
(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$9,895,000 due 2/1/05 at 2.45%:
Banc of America Securites LLC	$ 1,289,357
Barclays Capital Inc.	1,482,761
Bear Stearns & Co. Inc.	644,679
Credit Suisse First Boston LLC	1,289,357
Deutsche Bank Securities Inc.	1,934,036
J.P. Morgan Securities, Inc.	644,679
Lehman Brothers Inc.	277,212
Morgan Stanley & Co. Incorporated	386,230
BNP Paribas Securities Corp.	1,934,036
UBS Securities LLC	12,653
$ 9,895,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
Canada	6.4%
United Kingdom	2.4%
Ireland	2.3%
Cayman Islands	1.8%
Bermuda	1.0%
Others (individually less than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,895,000) (cost $81,067,341) - See accompanying schedule		$ 85,749,679
Cash		402
Foreign currency held at value (cost $34,077)		34,039
Receivable for investments sold		296,580
Receivable for fund shares sold		1,003,904
Dividends receivable		1,272
Prepaid expenses		69,563
Receivable from investment adviser for expense reductions		5,265
Other affiliated receivables		894
Other receivables		15,572
Total assets		87,177,170

Liabilities
Payable for investments purchased	$ 3,188,305
Payable for fund shares redeemed	59,636
Accrued management fee	42,777
Distribution fees payable	2,755
Other affiliated payables	14,271
Other payables and accrued expenses	14,822
Total liabilities		3,322,566

Net Assets		$ 83,854,604
Net Assets consist of:
Paid in capital		$ 78,977,678
Accumulated net investment loss		(76,926)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		271,551
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,682,301
Net Assets		$ 83,854,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,392,675 ÷ 121,025 shares)	$ 11.51

Maximum offering price per share (100/94.25 of $11.51)	$ 12.21
Class T: Net Asset Value and redemption price per share ($2,217,068 ÷ 192,771 shares)	$ 11.50

Maximum offering price per share (100/96.50 of $11.50)	$ 11.92
Class B: Net Asset Value and offering price per share ($867,719 ÷ 75,554 shares) A	$ 11.48

Class C: Net Asset Value and offering price per share ($1,286,165 ÷ 111,985 shares) A	$ 11.49

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($76,979,093 ÷ 6,682,330 shares)	$ 11.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,111,884 ÷ 96,575 shares)	$ 11.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 20,978
Interest		36,181
Total income		57,159

Expenses
Management fee	$ 83,521
Transfer agent fees	30,566
Distribution fees	6,700
Accounting fees and expenses	7,681
Non-interested trustees' compensation	27
Custodian fees and expenses	9,985
Registration fees	30,108
Audit	11,607
Legal	10
Total expenses before reductions	180,205
Expense reductions	(46,120)	134,085
Net investment income (loss)		(76,926)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	275,347
Foreign currency transactions	(3,796)
Total net realized gain (loss)		271,551
Change in net unrealized appreciation (depreciation) on: Investment securities	4,682,338
Assets and liabilities in foreign currencies	(37)
Total change in net unrealized appreciation (depreciation)		4,682,301
Net gain (loss)		4,953,852
Net increase (decrease) in net assets resulting from operations		$ 4,876,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (76,926)
Net realized gain (loss)	271,551
Change in net unrealized appreciation (depreciation)	4,682,301
Net increase (decrease) in net assets resulting from operations	4,876,926
Share transactions - net increase (decrease)	78,956,576
Redemption fees	21,102
Total increase (decrease) in net assets	83,854,604

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $76,926)	$ 83,854,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.51
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.51
Total Return B, C, D	15.10%
Ratios to Average Net Assets G
Expenses before expense reductions	1.88% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,393
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.50
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 11.50
Total Return B, C, D	15.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.10% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.61% A
Net investment income (loss)	(1.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,217
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	1.52
Total from investment operations	1.48
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.48
Total Return B, C, D	14.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.71% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.11% A
Net investment income (loss)	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 868
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.49
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 11.49
Total Return B, C, D	14.90%
Ratios to Average Net Assets G
Expenses before expense reductions	2.64% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.11% A
Net investment income (loss)	(1.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

Period ended January 31, 2005 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.54
Total from investment operations	1.52
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.52
Total Return B, C	15.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.50% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,979
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2005 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.51
Redemption fees added to paid in capital D	-
Net asset value, end of period	$ 11.51
Total Return B, C	15.10%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	(.61)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,112
Portfolio turnover rate	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,146,534
Unrealized depreciation	(1,464,196)
Net unrealized appreciation (depreciation)	$ 4,682,338
Cost for federal income tax purposes	$ 81,067,341

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $75,829,046 and $4,932,053, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until November 1, 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 648	$ 386
Class T	.25%	.25%	2,020	742
Class B	.75%	.25%	1,792	1,738
Class C	.75%	.25%	2,240	1,988
			$ 6,700	$ 4,854

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,683
Class T	772
Class B*	7
Class C*	-
$ 2,462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Small Cap Growth. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 585	.23*
Class T	1,039	.26*
Class B	426	.24*
Class C	503	.23*
Small Cap Growth	27,654	.27*
Institutional Class	359	.17*
	$ 30,566

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,006 for the period.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 985
Class T	1.75%	1,409
Class B	2.25%	816
Class C	2.25%	869
Small Cap Growth	1.25%	25,756
Institutional Class	1.25%	713
		$ 30,548

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,572 for the period.

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the outstanding shares of the fund.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 3, 2004 (commencement of operations) to January 31, 2005	For the period November 3, 2004 (commencement of operations) to January 31, 2005
Class A
Shares sold	121,341	$ 1,256,152
Shares redeemed	(316)	(3,547)
Net increase (decrease)	121,025	$ 1,252,605
Class T
Shares sold	192,771	$ 2,026,359
Shares redeemed	-	-
Net increase (decrease)	192,771	$ 2,026,359
Class B
Shares sold	75,583	$ 770,623
Shares redeemed	(29)	(316)
Net increase (decrease)	75,554	$ 770,307
Class C
Shares sold	111,985	$ 1,174,349
Shares redeemed	-	-
Net increase (decrease)	111,985	$ 1,174,349
Small Cap Growth
Shares sold	6,813,279	$ 74,190,613
Shares redeemed	(130,949)	(1,461,306)
Net increase (decrease)	6,682,330	$ 72,729,307
Institutional Class
Shares sold	96,575	$ 1,003,649
Shares redeemed	-	-
Net increase (decrease)	96,575	$ 1,003,649

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SCP-USAN-0305
1.803699.100

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2004 to January 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,109.50	$ 3.90 B
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63 C
Class T
Actual	$ 1,000.00	$ 1,110.00	$ 4.55 B
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89 C
Class B
Actual	$ 1,000.00	$ 1,108.00	$ 5.85 B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42 C
Class C
Actual	$ 1,000.00	$ 1,108.00	$ 5.85 B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42 C
Small Cap Value
Actual	$ 1,000.00	$ 1,110.50	$ 3.25 B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36 C
Institutional Class
Actual	$ 1,000.00	$ 1,110.50	$ 3.25 B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period November 3, 2004 to January 31, 2005).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Small Cap Value	1.25%
Institutional Class	1.25%

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Quicksilver Resources, Inc.	5.4
RC2 Corp.	4.9
Steven Madden Ltd.	2.3
Holly Corp.	2.1
Watts Water Technologies, Inc. Class A	1.9
Oxford Industries, Inc.	1.8
Pason Systems, Inc.	1.8
Jarden Corp.	1.6
Encore Acquisition Co.	1.5
Interface, Inc. Class A	1.4
24.7
Top Five Market Sectors as of January 31, 2005
% of fund's net assets
Consumer Discretionary	28.4
Financials	20.7
Energy	17.6
Industrials	11.9
Health Care	5.4
Asset Allocation (% of fund's net assets)
As of January 31, 2005*
Stocks 92.1%
Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	12.0%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 28.4%
Auto Components - 0.7%
Spartan Motors, Inc.	113,410	$ 1,254,315
Automobiles - 0.3%
National R.V. Holdings, Inc. (a)	57,700	615,659
Distributors - 0.4%
WESCO International, Inc. (a)	25,000	844,750
Hotels, Restaurants & Leisure - 3.7%
Ambassadors Group, Inc.	3,650	124,100
CBRL Group, Inc.	13,600	559,096
Cosi, Inc. (a)	147,200	883,200
Famous Dave's of America, Inc. (a)	89,900	1,069,810
Kerzner International Ltd. (a)	14,470	872,975
La Quinta Corp. unit (a)	106,300	923,747
Penn National Gaming, Inc. (a)	29,340	1,924,411
Wyndham International, Inc. Class A (a)	834,380	792,661
		7,150,000
Household Durables - 3.0%
Interface, Inc. Class A (a)	284,090	2,678,969
Jarden Corp. (a)	65,650	3,019,900
Lifetime Hoan Corp.	3,358	50,571
		5,749,440
Leisure Equipment & Products - 6.1%
Marine Products Corp.	35,820	907,321
MarineMax, Inc. (a)	48,300	1,519,518
RC2 Corp. (a)	322,990	9,350,561
		11,777,400
Media - 0.5%
Emmis Communications Corp. Class A (a)	51,900	911,883
Multiline Retail - 0.7%
Saks, Inc.	40,300	573,469
Tuesday Morning Corp. (a)	27,300	784,329
		1,357,798
Specialty Retail - 7.4%
Asbury Automotive Group, Inc. (a)	57,800	975,664
Cost Plus, Inc. (a)	60,630	1,590,325
Genesco, Inc. (a)	32,990	954,731
Hot Topic, Inc. (a)	90,915	1,761,933
Kirkland's, Inc. (a)	77,000	800,030
La Senza Corp. (sub. vtg.)	19,100	186,221
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Le Chateau, Inc.:
Class A (sub. vtg.) (c)	17,400	$ 312,304
Class A (sub. vtg.)	15,100	301,136
Lithia Motors, Inc. Class A (sub. vtg.)	37,525	1,019,930
Monro Muffler Brake, Inc. (a)	4,100	106,354
Pacific Sunwear of California, Inc. (a)	56,300	1,378,787
RONA, Inc. (a)	58,240	2,119,269
Select Comfort Corp. (a)	31,340	613,324
Sonic Automotive, Inc. Class A (sub. vtg.)	39,800	929,728
Steiner Leisure Ltd. (a)	17,030	528,254
The Cato Corp. Class A (sub. vtg.)	17,240	524,096
		14,102,086
Textiles, Apparel & Luxury Goods - 5.6%
Ashworth, Inc. (a)	39,900	449,673
Oxford Industries, Inc.	91,560	3,404,201
Steven Madden Ltd. (a)	223,110	4,283,712
Tommy Hilfiger Corp. (a)	161,130	1,582,297
True Religion Apparel, Inc. (a)	103,900	950,685
		10,670,568
TOTAL CONSUMER DISCRETIONARY		54,433,899
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. (a)	99,480	2,432,286
Hines Horticulture, Inc. (a)	72,530	275,614
Poore Brothers, Inc. (a)	122,530	412,926
Ridley, Inc. (a)	44,600	344,998
		3,465,824
ENERGY - 17.6%
Energy Equipment & Services - 3.3%
Maverick Tube Corp. (a)	58,620	1,996,597
Oil States International, Inc. (a)	28,860	549,783
Pason Systems, Inc.	107,650	3,340,398
Willbros Group, Inc. (a)	19,960	427,942
		6,314,720
Oil & Gas - 14.3%
Blackrock Ventures, Inc. (a)	166,490	1,297,255
Denbury Resources, Inc. (a)	75,590	2,207,228
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	79,080	$ 2,949,684
General Maritime Corp. (a)	8,660	397,494
Holly Corp.	132,750	4,017,015
Penn Virginia Corp.	45,670	1,934,581
Quicksilver Resources, Inc. (a)	231,100	10,267,765
Range Resources Corp.	102,150	2,266,709
Thunder Energy, Inc. (a)	268,860	1,826,268
Top Tankers, Inc.	20,400	344,556
		27,508,555
TOTAL ENERGY		33,823,275
FINANCIALS - 20.7%
Capital Markets - 0.2%
Affiliated Managers Group, Inc. (a)	6,000	380,460
Commercial Banks - 3.0%
Cathay General Bancorp	30,120	1,094,260
Center Financial Corp., California	82,960	1,726,398
Hanmi Financial Corp.	37,520	1,333,086
Nara Bancorp, Inc.	25,300	504,735
Wintrust Financial Corp.	20,260	1,124,025
		5,782,504
Consumer Finance - 0.5%
ACE Cash Express, Inc. (a)	35,490	936,936
Diversified Financial Services - 0.9%
Marlin Business Services Corp. (a)	99,100	1,803,620
Insurance - 8.0%
Arch Capital Group Ltd. (a)	11,090	407,336
HCC Insurance Holdings, Inc.	54,680	1,797,332
Hilb Rogal & Hobbs Co.	24,650	876,554
IPC Holdings Ltd.	54,600	2,304,666
National Interstate Corp.	1,300	20,215
Philadelphia Consolidated Holding Corp. (a)	12,580	843,741
RLI Corp.	37,520	1,630,619
Specialty Underwriters' Alliance, Inc.	174,900	1,708,773
StanCorp Financial Group, Inc.	11,900	1,011,500
United America Indemnity Ltd. Class A	127,412	2,293,416
USI Holdings Corp. (a)	214,230	2,420,799
		15,314,951
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 6.7%
American Campus Communities, Inc.	44,620	$ 903,555
American Financial Realty Trust (SBI)	63,800	960,190
CarrAmerica Realty Corp.	18,360	557,226
Education Realty Trust, Inc.	56,300	945,277
Extra Space Storage, Inc.	47,000	609,590
Far East Consortium International Ltd.	1,175,000	459,464
Feldman Mall Properties, Inc.	125,000	1,600,000
GMH Communities Trust	69,100	901,064
Highwoods Properties, Inc. (SBI)	43,900	1,075,550
Kilroy Realty Corp.	37,080	1,449,086
Macquarie Goodman Industrial Trust	920,400	1,697,130
Pan Pacific Retail Properties, Inc.	14,500	839,405
Reckson Associates Realty Corp.	24,570	753,808
		12,751,345
Thrifts & Mortgage Finance - 1.4%
Bank Mutual Corp.	88,100	1,064,248
KNBT Bancorp, Inc.	25,600	424,448
NetBank, Inc.	118,100	1,127,855
		2,616,551
TOTAL FINANCIALS		39,586,367
HEALTH CARE - 5.4%
Biotechnology - 0.2%
Stratagene Corp. (a)	61,700	407,220
Health Care Equipment & Supplies - 1.3%
Dade Behring Holdings, Inc. (a)	9,540	545,211
DJ Orthopedics, Inc. (a)	59,880	1,446,102
Orthofix International NV (a)	10,790	431,384
		2,422,697
Health Care Providers & Services - 3.7%
Air Methods Corp. (a)	104,700	778,968
America Service Group, Inc. (a)	32,860	901,350
DaVita, Inc. (a)	9,650	404,914
Horizon Health Corp. (a)	18,400	560,280
ICON PLC sponsored ADR (a)	52,960	1,859,955
Medtox Scientific, Inc. (a)	199,090	1,632,538
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Per-Se Technologies, Inc. (a)	31,957	$ 466,572
PSS World Medical, Inc. (a)	32,730	410,762
		7,015,339
Pharmaceuticals - 0.2%
Connetics Corp. (a)	11,500	280,830
Par Pharmaceutical Companies, Inc. (a)	4,000	151,600
		432,430
TOTAL HEALTH CARE		10,277,686
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	65,760	709,550
Ceramic Protection Corp. (a)	16,700	318,243
		1,027,793
Air Freight & Logistics - 1.6%
Dynamex, Inc. (a)	13,820	250,142
Hub Group, Inc. Class A (a)	10,660	580,544
Park-Ohio Holdings Corp. (a)	92,620	2,284,935
		3,115,621
Building Products - 0.2%
Quixote Corp.	22,300	445,777
Commercial Services & Supplies - 1.7%
Banta Corp.	10,900	472,079
Cenveo, Inc. (a)	213,130	628,734
Herman Miller, Inc.	36,380	972,074
Standard Parking Corp.	50,200	761,534
Waste Services, Inc. (a)	95,000	313,500
		3,147,921
Construction & Engineering - 1.9%
Comfort Systems USA, Inc. (a)	339,600	2,312,676
Granite Construction, Inc.	11,400	283,860
URS Corp. (a)	35,000	987,350
		3,583,886
Electrical Equipment - 1.1%
A.O. Smith Corp.	16,000	433,760
Acuity Brands, Inc.	61,650	1,693,526
		2,127,286
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	20,800	$ 1,311,856
Walter Industries, Inc.	11,600	406,232
		1,718,088
Machinery - 3.6%
Manitowoc Co., Inc.	42,960	1,563,744
Tennant Co.	24,000	929,040
Trinity Industries, Inc.	6,082	183,981
Wabtec Corp.	35,900	669,176
Watts Water Technologies, Inc. Class A	111,410	3,570,691
		6,916,632
Marine - 0.1%
Alexander & Baldwin, Inc.	4,000	184,000
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	32,000	480,000
TOTAL INDUSTRIALS		22,747,004
INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Instruments - 1.2%
KEMET Corp. (a)	123,800	1,046,110
Mettler-Toledo International, Inc. (a)	18,430	924,449
Winland Electronics, Inc. (a)	72,860	289,254
		2,259,813
Internet Software & Services - 1.0%
Cryptologic, Inc.	20,260	501,337
j2 Global Communications, Inc. (a)	3,960	128,621
Mediagrif Interactive Technologies, Inc. (a)	101,250	803,604
Vitria Technology, Inc. (a)	105,590	432,919
		1,866,481
Semiconductors & Semiconductor Equipment - 1.1%
Cascade Microtech, Inc.	37,000	392,200
Fairchild Semiconductor International, Inc. (a)	70,000	998,900
MKS Instruments, Inc. (a)	47,700	746,505
		2,137,605
Software - 0.7%
Moldflow Corp. (a)	79,580	1,344,902
TOTAL INFORMATION TECHNOLOGY		7,608,801
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.3%
Chemicals - 2.0%
Albemarle Corp.	16,500	$ 579,315
Cytec Industries, Inc.	15,070	768,570
Pioneer Companies, Inc. (a)	115,290	2,463,747
		3,811,632
Metals & Mining - 0.3%
Massey Energy Co.	18,250	692,223
TOTAL MATERIALS		4,503,855
TOTAL COMMON STOCKS (Cost $170,461,828)		176,446,711
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 2.31% (b) (Cost $16,381,642)	16,381,642	16,381,642
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $186,843,470)		192,828,353
NET OTHER ASSETS - (0.7)%		(1,341,346)
NET ASSETS - 100%		$ 191,487,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $312,304 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Le Chateau, Inc. Class A (sub. vtg.)	12/16/04	$ 321,007
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
Canada	6.0%
Bermuda	1.4%
Cayman Islands	1.2%
Ireland	1.0%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $186,843,470) - See accompanying schedule		$ 192,828,353
Foreign currency held at value (cost $113,820)		113,669
Receivable for investments sold		2,558,421
Receivable for fund shares sold		1,234,960
Dividends receivable		40,072
Interest receivable		34,569
Prepaid expenses		69,563
Other affiliated receivables		1,055
Other receivables		28,689
Total assets		196,909,351

Liabilities
Payable for investments purchased	$ 5,180,265
Payable for fund shares redeemed	70,768
Accrued management fee	116,361
Distribution fees payable	4,145
Other affiliated payables	32,382
Other payables and accrued expenses	18,423
Total liabilities		5,422,344

Net Assets		$ 191,487,007
Net Assets consist of:
Paid in capital		$ 185,399,299
Accumulated net investment loss		(173,598)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		276,113
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,985,193
Net Assets		$ 191,487,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,147,250 ÷ 193,541 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($2,304,283 ÷ 207,643 shares)	$ 11.10

Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,413,861 ÷ 127,603 shares) A	$ 11.08

Class C: Net Asset Value and offering price per share ($3,039,847 ÷ 274,296 shares) A	$ 11.08

Small Cap Value: Net Asset Value, offering price and redemption price per share ($181,521,573 ÷ 16,348,577 shares)	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,060,193 ÷ 95,488 shares)	$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 122,601
Interest		70,806
Total income		193,407

Expenses
Management fee	$ 186,717
Transfer agent fees	60,981
Distribution fees	7,997
Accounting fees and expenses	12,551
Non-interested trustees' compensation	51
Custodian fees and expenses	21,404
Registration fees	43,403
Audit	11,637
Legal	12
Total expenses before reductions	344,753
Expense reductions	(47,342)	297,411
Net investment income (loss)		(104,004)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	256,343
Foreign currency transactions	19,770
Total net realized gain (loss)		276,113
Change in net unrealized appreciation (depreciation) on: Investment securities	5,984,883
Assets and liabilities in foreign currencies	310
Total change in net unrealized appreciation (depreciation)		5,985,193
Net gain (loss)		6,261,306
Net increase (decrease) in net assets resulting from operations		$ 6,157,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (104,004)
Net realized gain (loss)	276,113
Change in net unrealized appreciation (depreciation)	5,985,193
Net increase (decrease) in net assets resulting from operations	6,157,302
Distributions to shareholders from net investment income	(69,594)
Share transactions - net increase (decrease)	185,372,117
Redemption fees	27,182
Total increase (decrease) in net assets	191,487,007

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $173,598)	$ 191,487,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.09
Total Return B, C, D	10.95%
Ratios to Average Net Assets G
Expenses before expense reductions	1.75% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	(.63)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,147
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.10
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.10
Total Return B, C, D	11.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.07% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	(.88)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,304
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.08
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.56% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	(1.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,414
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.08
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.43% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	(1.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,040
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Period ended January 31, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.11
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.10
Total Return B, C	11.05%
Ratios to Average Net Assets F
Expenses before expense reductions	1.31% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.14% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,522
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.11
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.10
Total Return B, C	11.05%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.14% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Value Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,083,627
Unrealized depreciation	(4,158,686)
Net unrealized appreciation (depreciation)	$ 5,924,941
Cost for federal income tax purposes	$ 186,903,412

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $181,634,225 and $11,402,518, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until November 1, 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 846	$ 366
Class T	.25%	.25%	1,730	732
Class B	.75%	.25%	2,162	1,999
Class C	.75%	.25%	3,259	2,344
			$ 7,997	$ 5,441

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,302
Class T	1,849
Class B *	98
Class C *	-
$ 6,249

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Small Cap Value. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Value shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 868	.26*
Class T	1,158	.34*
Class B	534	.25*
Class C	627	.19*
Small Cap Value	57,440	.24*
Institutional Class	354	.17*
	$ 60,981

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $61,054 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense limitations	Reimbursement from adviser

Class A	1.50%	$ 839
Class T	1.75%	1,091
Class B	2.25%	666
Class C	2.25%	571
Small Cap Value	1.25%	15,034
Institutional Class	1.25%	476
		$ 18,677

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $28,665 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

November 3, 2004 (commencement of operations) to January 31, 2005
From net investment income
Class A	$ 723
Small Cap Value	68,438
Institutional Class	433
Total	$ 69,594

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	November 3, 2004 (commencement of operations) to January 31, 2005	November 3, 2004 (commencement of operations) to January 31, 2005
Class A
Shares sold	193,487	$ 2,028,329
Reinvestment of distributions	54	590
Net increase (decrease)	193,541	$ 2,028,919
Class T
Shares sold	207,872	$ 2,197,638
Shares redeemed	(229)	(2,544)
Net increase (decrease)	207,643	$ 2,195,094
Class B
Shares sold	127,792	$ 1,329,789
Shares redeemed	(189)	(2,048)
Net increase (decrease)	127,603	$ 1,327,741
Class C
Shares sold	276,817	$ 2,931,865
Shares redeemed	(2,521)	(27,703)
Net increase (decrease)	274,296	$ 2,904,162
Small Cap Value
Shares sold	16,534,181	$ 177,946,027
Reinvestment of distributions	6,024	66,449
Shares redeemed	(191,628)	(2,079,070)
Net increase (decrease)	16,348,577	$ 175,933,406
Institutional Class
Shares sold	95,449	$ 982,362
Reinvestment of distributions	39	433
Net increase (decrease)	95,488	$ 982,795

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SCV-USAN-0305
1.803708.100

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	24	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	28	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	33
Top Fifty Securities and Derivatives of Fidelity's Fixed-Income Central Fund	35

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,071.80	$ 4.49
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.87	$ 4.38

* Expenses are equal to the Fund's annualized expense ratio of .86%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Mortgage Investments, Inc. Series A, 8.50%	0.9	0.9
Annaly Mortgage Management, Inc. Series A, 7.875%	0.9	1.1
Apartment Investment & Management Co. Series T, 8.00%	0.9	1.2
LaSalle Hotel Properties Series A, 10.25%	0.8	1.2
Affordable Residential Communties, Inc. Series A, 8.25%	0.8	1.1
	4.3
Top Five Bonds as of January 31, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
J.P. Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29	1.1	1.3
MeriStar Hospitality Corp. 9% 1/15/08	0.7	0.7
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	0.7	0.0
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class A3, 2.8% 11/15/15	0.7	0.0
Cohen Financial Capital Management LLC 9% 6/1/14	0.7	0.0
	3.9
Top Five REIT Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	10.2	6.7
REITs - Office Buildings	7.5	8.7
REITs - Management/Investment	6.8	5.7
REITs - Shopping Centers	6.6	7.3
REITs - Apartments	6.6	6.1
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *		As of July 31, 2004 **
	Stocks 45.0%		Stocks 45.7%
	Bonds 45.1%		Bonds 43.5%
	Convertible Securities 0.8%		Convertible Securities 1.6%
	Other Investments 3.3%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets 5.8%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	1.4%	** Foreign investments	1.4%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2005

Showing Percentage of Net Assets

Common Stocks - 15.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
KB Home	12,200	$ 1,325,530
Ryland Group, Inc.	18,000	1,167,660
		2,493,190
FINANCIALS - 15.4%
Real Estate - 15.4%
Aames Investment Corp. Maryland	50,000	524,500
Acadia Realty Trust (SBI)	190,300	3,056,218
AMB Property Corp. (SBI)	21,000	781,830
American Campus Communities, Inc.	62,000	1,255,500
American Financial Realty Trust (SBI)	91,600	1,378,580
Annaly Mortgage Management, Inc.	52,000	1,019,200
Anworth Mortgage Asset Corp.	86,500	861,540
Apartment Investment & Management Co. Class A	18,000	646,200
Arbor Realty Trust, Inc.	36,900	878,220
Arden Realty, Inc.	20,100	677,772
AvalonBay Communities, Inc.	18,900	1,264,788
Bimini Mortgage Management, Inc.	176,700	2,669,937
BNP Residential Properties, Inc.	64,400	1,038,128
Boston Properties, Inc.	27,200	1,571,616
Capital Lease Funding, Inc.	105,000	1,310,400
Catellus Development Corp.	42,200	1,131,804
Commercial Net Lease Realty, Inc.	34,800	652,500
Cornerstone Realty Income Trust, Inc.	207,600	1,995,036
Duke Realty Corp.	77,000	2,394,700
Eagle Hospitality Properties Trust, Inc.	141,600	1,386,264
Education Realty Trust, Inc.	79,900	1,341,521
Equity Lifestyle Properties, Inc.	68,030	2,332,068
Equity Residential (SBI)	81,300	2,564,202
Federal Realty Investment Trust (SBI)	66,200	3,123,316
General Growth Properties, Inc.	117,740	3,740,600
Glenborough Realty Trust, Inc.	92,800	1,787,328
GMH Communities Trust	76,000	991,040
Health Care Property Investors, Inc.	11,500	298,540
Health Care REIT, Inc.	61,100	2,046,850
Healthcare Realty Trust, Inc.	42,800	1,560,916
Hersha Hospitality Trust	127,700	1,405,977
Home Properties of New York, Inc.	6,000	242,400
HomeBanc Mortgage Corp., Georgia	127,000	1,191,260
Impac Mortgage Holdings, Inc.	32,700	746,868
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Inland Real Estate Corp.	221,100	$ 3,354,087
Kimco Realty Corp.	55,700	2,950,986
Lexington Corporate Properties Trust	99,300	2,125,020
LTC Properties, Inc.	35,000	681,800
Luminent Mortgage Capital, Inc.	50,000	556,500
MeriStar Hospitality Corp. (a)	110,000	849,200
MFA Mortgage Investments, Inc.	115,600	966,416
MortgageIT Holdings, Inc.	126,600	2,297,790
Nationwide Health Properties, Inc.	55,700	1,208,133
New Century Financial Corp.	23,300	1,395,437
Newcastle Investment Corp.	45,500	1,375,920
Origen Financial, Inc. (d)	100,000	800,000
Origen Financial, Inc.	70,600	564,800
Prentiss Properties Trust (SBI)	40,600	1,454,698
Redwood Trust, Inc.	17,000	963,220
Regency Centers Corp.	18,500	913,900
Saxon Capital, Inc.	39,500	855,175
Simon Property Group, Inc.	47,004	2,787,337
Spirit Finance Corp. (d)	200,000	2,380,000
Spirit Finance Corp.	50,000	595,000
Sunstone Hotel Investors, Inc.	67,700	1,414,930
The St. Joe Co.	10,100	694,880
Trizec Properties, Inc.	132,000	2,337,720
U-Store-It Trust	60,000	984,000
U.S. Restaurant Properties, Inc.	25,100	420,425
United Dominion Realty Trust, Inc. (SBI)	68,900	1,530,958
Ventas, Inc.	89,400	2,288,640
Vornado Realty Trust	38,500	2,661,890
W.P. Carey & Co. LLC	40,900	1,321,070
		92,597,551
TOTAL COMMON STOCKS (Cost $84,444,496)		95,090,741
Preferred Stocks - 30.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate - 0.8%
Crescent Real Estate Equities Co. Series A, 6.75%	17,700	$ 393,825
Equity Office Properties Trust Series B, 5.25%	74,000	3,777,700
Glenborough Realty Trust, Inc. Series A, 7.75%	38,330	976,265
		5,147,790
Nonconvertible Preferred Stocks - 29.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800	126,288
FINANCIALS - 29.2%
Diversified Financial Services - 0.6%
Westcoast Hospitality Capital Trust 9.50%	135,000	3,600,450
Real Estate - 28.6%
Accredited Mortgage Loan Trust Series A, 9.75%	162,595	4,349,416
Affordable Residential Communties, Inc. Series A, 8.25%	184,000	4,839,200
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200	2,747,580
Series C, 8.375%	25,000	669,000
American Home Mortgage Investment Corp.:
Series A, 9.375%	120,000	3,199,200
Series B, 9.25%	82,000	2,148,400
Annaly Mortgage Management, Inc. Series A, 7.875%	207,000	5,222,610
Anthracite Capital, Inc. Series C, 9.375%	46,000	1,239,700
Anworth Mortgage Asset Corp. Series A, 8.625%	66,727	1,684,857
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,811,520
Series Q, 10.10%	82,490	2,205,783
Series R, 10.00%	96,800	2,605,856
Series T, 8.00%	204,400	5,222,420
Series U, 7.75%	48,812	1,225,181
Series V, 8.00%	40,000	1,023,600
Series Y, 7.875%	40,000	1,003,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000	2,640,000
Bedford Property Investors, Inc.:
Series A, 8.75% (d)	69,000	3,657,000
Series B, 7.625%	64,800	1,668,600
Brandywine Realty Trust Series C, 7.50%	54,000	1,385,100
Capital Automotive 6.75%	153,000	3,880,080
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	48,600	$ 1,275,750
Series B, 8.75%	60,000	3,297,000
Cedar Shopping Centers, Inc. 8.875%	80,000	2,144,000
CenterPoint Properties Trust Series D, 5.377%	3,000	3,000,000
Colonial Properties Trust Series C, 9.25%	30,000	793,800
Commercial Net Lease Realty, Inc. Series A, 9.00%	19,200	520,320
Cousins Properties, Inc.:
Series A, 7.75%	131,700	3,397,860
Series B, 7.50%	40,000	1,010,000
Crescent Real Estate Equities Co. Series B, 9.50%	10,400	276,120
CRT Properties, Inc. Series A, 8.50%	25,000	660,500
Developers Diversified Realty Corp. (depositary shares):
Class F, 8.60%	7,200	194,040
Class G, 8.00%	42,800	1,144,044
Duke Realty Corp. (depositary shares) Series B, 7.99%	63,700	3,264,625
Eastgroup Properties, Inc. Series D, 7.95%	104,000	2,766,400
Entertainment Properties Trust Series A 9.50%	40,000	1,096,000
Equity Inns, Inc. Series B, 8.75%	60,000	1,592,400
Federal Realty Investment Trust Series B, 8.50%	11,600	310,416
Glimcher Realty Trust:
Series F, 8.75%	62,000	1,626,260
Series G, 8.125%	127,000	3,302,000
Health Care REIT, Inc.:
Series D, 7.875%	30,000	788,100
Series F, 7.625%	40,000	1,020,000
Highwoods Properties, Inc.:
(depositary shares) Series D, 8.00%	36,300	910,404
Series A, 8.625%	214	213,465
Series B, 8.00%	37,500	947,250
Host Marriott Corp.:
Class B, 10.00%	22,300	570,434
Class C, 10.00%	8,500	226,270
Series E, 8.875%	40,000	1,108,000
HRPT Properties Trust:
Series A, 9.875%	11,500	304,750
Series B, 8.75%	29,700	807,840
Impac Mortgage Holdings, Inc. Series C, 9.125%	130,000	3,347,500
Innkeepers USA Trust Series C, 8.00%	70,000	1,799,000
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
iStar Financial, Inc.:
Series D, 8.00%	4,000	$ 102,320
Series E, 7.875%	27,000	704,700
Series F, 7.80%	13,800	360,870
Kilroy Realty Corp. Series E, 7.80%	44,000	1,117,600
Kramont Realty Trust Series E, 8.25%	140,000	3,542,000
La Quinta Properties, Inc. (depositary shares) Series A, 9.00% (a)	10,000	257,500
LaSalle Hotel Properties:
Series A, 10.25%	178,900	4,955,530
Series B, 8.375%	19,400	529,620
Lexington Corporate Properties Trust Series B, 8.05%	124,500	3,261,900
LTC Properties, Inc. Series F, 8.00%	79,300	2,061,800
MFA Mortgage Investments, Inc. Series A, 8.50%	209,400	5,371,110
Mid-America Apartment Communities, Inc. Series H, 8.30%	127,800	3,361,140
Nationwide Health Properties, Inc. 7.677%	36,439	3,807,876
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	22,231	1,161,570
Newcastle Investment Corp. Series B, 9.75%	149,700	4,139,205
Novastar Financial, Inc. Series C, 8.90%	35,800	918,986
Omega Healthcare Investors, Inc.:
Series B, 8.625%	32,000	813,440
Series D, 8.375%	159,800	4,135,624
Parkway Properties, Inc. Series D, 8.00%	165,000	4,323,000
Prime Group Realty Trust Series B, 9.00%	45,600	1,140,000
ProLogis Series C, 8.54%	6,478	370,866
PS Business Parks, Inc.:
(depositary shares) 7.60%	32,500	835,250
(depositary shares) Series F, 8.75%	21,500	577,275
Series D, 9.50%	28,100	751,675
RAIT Investment Trust:
Series A, 7.75%	185,900	4,666,090
Series B, 8.375%	111,300	2,820,342
Realty Income Corp. 8.25%	76,800	2,162,688
Saul Centers, Inc. 8.00%	156,800	4,131,680
Simon Property Group, Inc.:
Series G, 7.89%	28,900	1,550,485
Series J, 8.375%	17,100	1,026,000
SNH Capital Trust I Series Z, 10.125%	43,300	1,162,605
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Taubman Centers, Inc.:
Series A, 8.30%	86,500	$ 2,184,125
Series G, 8.00%	25,000	643,750
The Mills Corp.:
Series B, 9.00%	25,000	682,500
Series C, 9.00%	63,100	1,720,106
Series E, 8.75%	44,100	1,193,346
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500	341,125
Winston Hotels, Inc. Series B, 8.00%	35,600	916,700
		171,945,250
TOTAL FINANCIALS		175,545,700
TOTAL NONCONVERTIBLE PREFERRED STOCKS		175,671,988
TOTAL PREFERRED STOCKS (Cost $174,727,150)		180,819,778
Nonconvertible Bonds - 25.1%
	Principal Amount
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 1.4%
Felcor Lodging LP 9% 6/1/11 (f)	$ 1,000,000	1,125,000
Hilton Hotels Corp. 7.625% 5/15/08	1,680,000	1,862,700
HMH Properties, Inc. 7.875% 8/1/08	202,000	208,060
Host Marriott LP:
7% 8/15/12 (d)	1,500,000	1,565,700
7.125% 11/1/13	1,503,000	1,583,786
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	2,080,000	2,314,000
		8,659,246
Household Durables - 2.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	1,000,000	1,100,000
D.R. Horton, Inc.:
4.875% 1/15/10	1,000,000	995,000
9.375% 3/15/11	300,000	331,875
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	420,000	420,000
7.75% 5/15/13	1,500,000	1,605,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
5.875% 1/15/15	$ 1,000,000	$ 990,000
7.75% 2/1/10	1,000,000	1,085,000
Ryland Group, Inc. 9.125% 6/15/11	1,000,000	1,102,500
Standard Pacific Corp. 9.25% 4/15/12	1,600,000	1,848,000
WCI Communities, Inc.:
7.875% 10/1/13	370,000	394,975
9.125% 5/1/12	1,500,000	1,668,750
William Lyon Homes, Inc. 7.5% 2/15/14	1,000,000	957,500
		12,498,600
TOTAL CONSUMER DISCRETIONARY		21,157,846
FINANCIALS - 19.5%
Diversified Financial Services - 0.7%
Cohen Financial Capital Management LLC 9% 6/1/14 (d)(e)	4,000,000	4,000,000
Real Estate - 18.8%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	1,512,867	1,637,678
AMB Property LP:
6.9% 6/30/15 (f)	1,200,000	1,219,682
7.2% 12/15/05	1,080,000	1,113,504
American Health Properties, Inc. 7.5% 1/15/07	1,000,000	1,059,159
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	3,190,000	3,389,375
Archstone-Smith Trust 5% 8/15/07	200,000	204,500
Arden Realty LP:
5.2% 9/1/11	500,000	506,191
7% 11/15/07	1,000,000	1,082,854
8.5% 11/15/10	1,000,000	1,181,723
8.875% 3/1/05	500,000	502,260
Bay Apartment Communities, Inc. 6.625% 1/15/08	840,000	897,168
Brandywine Operating Partnership LP 4.5% 11/1/09	1,000,000	992,657
Camden Property Trust 4.375% 1/15/10	620,000	616,122
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp.:
3.625% 4/1/09	$ 1,000,000	$ 970,106
5.25% 11/30/07	1,525,000	1,565,814
CB Richard Ellis Services, Inc. 9.75% 5/15/10	1,932,000	2,202,480
Colonial Properties Trust:
6.25% 6/15/14	1,000,000	1,071,114
7% 7/14/07	1,000,000	1,057,559
Commercial Net Lease Realty, Inc. 6.25% 6/15/14	500,000	523,690
Crescent Real Estate Equities LP 7.5% 9/15/07 (f)	1,500,000	1,560,000
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	2,000,000	2,170,000
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,505,000	1,494,251
6.625% 1/15/08	550,000	582,651
7.5% 7/15/18	200,000	224,631
Duke Realty LP:
5.25% 1/15/10	200,000	207,114
6.8% 2/12/09	1,500,000	1,651,106
EOP Operating LP:
3.16% 10/1/10 (f)	3,000,000	3,014,601
8.375% 3/15/06	1,000,000	1,049,230
ERP Operating LP 6.63% 4/13/15	450,000	453,172
Evans Withycombe Residential LP 7.625% 4/15/07	1,675,000	1,793,756
Federal Realty Investment Trust 6.125% 11/15/07	1,200,000	1,259,467
First Industrial LP:
5.25% 6/15/09	1,000,000	1,025,591
7.375% 3/15/11	2,100,000	2,351,517
7.6% 5/15/07	1,000,000	1,077,120
Gables Realty LP:
5.75% 7/15/07	1,100,000	1,137,195
7.25% 2/15/06	500,000	514,328
Health Care REIT, Inc.:
6% 11/15/13	1,000,000	1,038,487
7.5% 8/15/07	1,500,000	1,614,747
8% 9/12/12	1,450,000	1,704,807
Healthcare Realty Trust, Inc. 8.125% 5/1/11	2,790,000	3,289,379
Heritage Property Investment Trust, Inc. 4.5% 10/15/09 (d)	1,500,000	1,477,982
Highwoods/Forsyth LP:
7% 12/1/06	500,000	520,706
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Highwoods/Forsyth LP: - continued
7.125% 2/1/08	$ 950,000	$ 1,012,550
7.5% 4/15/18	1,250,000	1,361,544
Hospitality Properties Trust 6.75% 2/15/13	1,610,000	1,787,382
HRPT Properties Trust 6.5% 1/15/13	200,000	216,860
iStar Financial, Inc.:
5.125% 4/1/11	1,000,000	1,002,790
6.5% 12/15/13	1,000,000	1,067,500
7% 3/15/08	1,800,000	1,923,750
Liberty Property LP 7.25% 8/15/07	1,500,000	1,608,858
LNR Property Corp. 7.625% 7/15/13	1,000,000	1,130,000
Mack-Cali Realty LP 7.25% 3/15/09	100,000	109,854
MeriStar Hospitality Corp. 9% 1/15/08	4,000,000	4,220,000
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	750,000	810,000
Nationwide Health Properties, Inc. 8.25% 7/1/12	1,300,000	1,494,678
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,970,000	1,970,000
7% 4/1/14 (d)	500,000	500,000
Post Apartment Homes LP:
5.125% 10/12/11	1,500,000	1,503,945
6.85% 3/16/15 (f)	2,085,000	2,090,848
7.7% 12/20/10	2,500,000	2,854,470
Price Development Co. LP 7.29% 3/11/08	2,200,000	2,343,000
ProLogis 7.1% 4/15/08	775,000	846,175
Reckson Operating Partnership LP 7.75% 3/15/09	2,600,000	2,900,872
Security Capital Industrial Trust 7.95% 5/15/08	130,000	141,707
Senior Housing Properties Trust:
7.875% 4/15/15	585,000	640,575
8.625% 1/15/12	1,500,000	1,710,000
Shopping Center Associates 7.625% 5/15/05 (d)	1,500,000	1,516,428
Shurgard Storage Centers, Inc. 5.875% 3/15/13	1,000,000	1,039,312
Simon Property Group LP:
5.375% 8/28/08	550,000	571,221
7.125% 6/24/05	775,000	786,703
Tanger Properties LP 9.125% 2/15/08	300,000	337,500
The Rouse Co.:
3.625% 3/15/09	1,000,000	940,493
5.375% 11/26/13	2,000,000	1,931,116
7.2% 9/15/12	3,220,000	3,496,308
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Thornburg Mortgage, Inc. 8% 5/15/13	$ 3,000,000	$ 3,180,000
United Dominion Realty Trust:
5% 1/15/12	1,000,000	996,615
7.95% 7/12/06	2,200,000	2,322,971
United Dominion Realty Trust, Inc. 6.5% 6/15/09	325,000	350,678
Ventas Realty LP/Ventas Capital Corp.:
6.625% 10/15/14	1,670,000	1,686,700
8.75% 5/1/09	800,000	888,000
9% 5/1/12	1,961,000	2,274,760
Vornado Realty LP 4.5% 8/15/09	1,000,000	997,957
Vornado Realty Trust 5.625% 6/15/07	1,700,000	1,759,458
		113,329,052
TOTAL FINANCIALS		117,329,052
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Beverly Enterprises, Inc. 7.875% 6/15/14 (d)	1,030,000	1,153,600
Extendicare Health Services, Inc. 6.875% 5/1/14	1,500,000	1,518,750
Genesis HealthCare Corp. 8% 10/15/13	2,080,000	2,246,400
		4,918,750
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. 7.125% 10/15/12 (d)	1,500,000	1,503,750
American Tower Escrow Corp. 0% 8/1/08 (c)	2,000,000	1,502,600
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	2,160,000	2,284,200
7.5% 12/1/13	90,000	95,175
9.375% 8/1/11	2,000,000	2,215,000
		7,600,725
TOTAL NONCONVERTIBLE BONDS (Cost $146,938,587)		151,006,373
Asset-Backed Securities - 1.9%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (d)	412,857	413,889
Series 2003-HE5 Class A, 7% 8/17/33 (d)	264,518	265,576
Series 2003-HE7 Class A, 7% 12/15/33 (d)	489,129	492,797
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Conseco Finance Securitizations Corp. Series 2000-4 Class A4, 7.73% 4/1/31	$ 1,175,458	$ 1,127,617
Countrywide Home Loans Series 2004-11N Class N, 5.25% 4/25/36 (d)	650,210	648,337
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)	850,000	931,016
Fremont NIMS Trust Series 2003-B Class NOTE, 5.65% 11/25/33 (d)	71,574	71,663
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27	1,788,179	1,426,011
GS Mortgage Securities Corp. 5.5% 11/25/32 (d)	81,116	81,116
Home Equity Asset Trust Series 2003-6 Class NIMS 22, 6.5% 3/27/34 (d)	624,971	625,753
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (d)	6,851	6,851
Morgan Stanley Dean Witter Capital I Trust Series 2001-NC2 Class B1, 4.48% 1/25/32 (f)	188,237	187,932
OMI Trust:
Series 2000-A Class A2, 7.765% 5/15/17	989,543	833,711
Series 2002-B Class A4, 7.09% 6/15/32	2,000,000	1,899,475
Park Place NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (d)	927,661	929,980
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (d)	1,162,384	1,160,640
TOTAL ASSET-BACKED SECURITIES (Cost $11,241,298)		11,102,364
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.7%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (d)	225,201	209,507
Series 2002-R2 Class 2B3, 4.3457% 7/25/33 (d)(f)	279,799	176,798
Series 2003-40 Class B3, 4.5% 10/25/18	280,961	248,826
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)	599,458	444,161
Series 2003-R3:
Class B2, 5.5% 11/25/33	1,896,757	1,625,876
Class B3, 5.5% 11/25/33	567,950	446,018
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (f)	666,031	514,509
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 2.9433% 4/15/13 (d)(f)	2,000,000	1,998,938
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A Class B10, 18.62% 10/10/34 (f)	$ 557,951	$ 584,454
Series 2003-B Class B9, 14.37% 7/10/35 (d)(f)	974,518	1,021,119
Series 2004-C Class B5, 3.77% 9/10/36 (f)	398,232	398,232
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17	90,772	86,432
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (d)	189,723	167,283
Resix Finance Ltd. floater:
Series 2003-D Class B8, 8.92% 12/10/35 (d)(f)	736,508	762,809
Series 2004-A Class B7, 6.87% 2/10/36 (d)(f)	691,878	691,874
Series 2004-B Class B7, 6.42% 2/10/36 (d)(f)	831,998	834,738
TOTAL PRIVATE SPONSOR		10,211,574
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificate, Class B3, 5.75% 12/25/42	339,334	258,795
Fannie Mae REMIC Trust Series 2003-W4 Subordinate REMIC Pass-Through Certificate, Class 2B3, 4.4504% 10/25/42	85,610	53,935
Fannie Mae REMIC Trust Series 2003-W10 Subordinate REMIC Pass-Through Certificate, Class 2B3, 4.2536% 6/25/43	199,730	122,959
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificate, Class B3, 7% 9/25/41	299,409	252,065
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificate, Class 3B3, 4.2721% 2/25/42	174,614	117,155
TOTAL U.S. GOVERNMENT AGENCY		804,909
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,889,723)		11,016,483
Commercial Mortgage Securities - 13.4%
	Principal Amount	Value (Note 1)

Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29	$ 2,500,000	$ 2,890,020
Class B2, 7.525% 4/14/29	515,000	516,428
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2 Class XC, 0.3709% 6/11/35 (d)(f)(h)	76,322,590	1,810,891
Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	432,893	439,265
Class BWE, 7.226% 10/11/37 (d)	586,501	594,665
Class BWF, 7.55% 10/11/37 (d)	517,677	525,920
Class BWG, 8.155% 10/11/37 (d)	501,717	506,016
Class BWH, 9.073% 10/11/37 (d)	263,327	270,060
Class BWJ, 9.99% 10/11/37 (d)	432,893	442,625
Class BWK, 10.676% 10/11/37 (d)	340,130	349,755
Class BWL, 10.1596% 10/11/37 (d)	573,534	544,413
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class A3, 2.8% 11/15/15 (d)(f)	4,000,000	4,006,734
Commercial Mortgage Asset Trust Series 1999-C1 Class X, 0.8711% 1/17/32 (d)(f)(h)	16,932,461	827,891
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 3.46% 9/15/14 (d)(f)	125,000	125,194
Class H, 3.56% 9/15/14 (d)(f)	135,000	135,209
Series 2000-C1 Class G, 6.85% 8/15/33 (d)	2,800,000	2,738,895
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1 Class E, 6.23% 12/15/21 (d)(f)	2,000,000	1,999,986
Series 1998-C1 Class F, 6% 5/17/40 (d)	4,250,000	3,120,592
Series 1998-C2 Class F, 6.75% 11/11/30 (d)	2,000,000	2,007,313
Series 2003-TFLA Class AX, 0.5318% 4/15/13 (d)(f)(h)	21,595,000	79,902
Series 2004-C3 Class AX, 0.0718% 7/15/36 (d)(f)(h)	60,917,219	1,047,130
Series 2004-TF2A Class AX, 1.4278% 11/15/19 (d)(f)(h)	63,399,921	1,445,518
Series 2004-TFLA Class AX, 1.7479% 2/15/14 (d)(f)(h)	55,773,388	1,227,015
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class B3, 6.04% 11/12/31	2,000,000	2,001,775
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (d)	2,500,000	2,549,022
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.8633% 4/29/39 (d)(f)	$ 3,500,001	$ 3,637,266
weighted average coupon Series 1997-CHL1 Class D, 7.8633% 4/29/39 (d)(f)	1,750,000	1,832,305
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (d)(f)	2,860,000	2,962,536
Class G, 10% 1/15/34 (d)(f)	2,640,000	2,710,446
Greenwich Capital Commercial Funding Corp. floater:
Series 2003-FL1 Class MCH, 5.65% 7/5/18 (d)(f)	1,047,643	1,047,643
Series 2004-FL2A Class NMV, 4.15% 11/5/19 (d)(f)	2,000,000	2,006,250
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (d)(f)	2,895,000	2,115,290
Class X, 1.7955% 10/15/32 (d)(f)(h)	21,904,730	1,037,907
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	5,885,000	6,518,646
Series 1999-C7 Class F, 6% 10/15/35 (d)	350,000	364,949
Series 2000-BAT1 Class P, 10/15/32 (d)(i)	6,550,000	2,816,500
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-C4A Class F, 4.68% 7/11/15 (d)(f)	136,171	136,321
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (d)	2,250,000	2,323,847
Class E, 7.792% 5/28/30 (d)	2,020,000	2,047,942
Meristar Commercial Mortgage Trust Series 1999-C1:
Class C, 8.29% 3/3/16 (d)	1,500,000	1,670,332
Class X, 0.2154% 3/3/16 (d)(h)	36,650,000	307,985
Merrill Lynch Mortgage Investors, Inc. Series 2001-HRPA Class G, 6.778% 2/3/16 (d)	820,000	882,805
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13	750,000	749,517
Class E, 7.983% 10/15/13	1,453,000	1,443,594
Class X, 7.8532% 1/15/18 (f)(h)	7,192,953	3,241,324
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (d)	500,000	532,483
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)	555,000	572,309
Series 1998-HF1 Class F, 7.18% 3/15/30 (d)	1,500,000	1,626,746
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (d)	2,075,000	2,281,376
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)	$ 2,800,000	$ 2,959,313
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (d)	790,000	885,730
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,412,820)		80,913,596
Floating Rate Loans - 3.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Lake Las Vegas LLC Tranche 1, term loan 5.1575% 11/1/09 (f)	400,261	403,263
Wyndham International, Inc. term loan 7.1875% 6/30/06 (f)	3,185,953	3,193,918
		3,597,181
FINANCIALS - 2.5%
Diversified Financial Services - 0.4%
American Tower LP Tranche B, term loan 4.2299% 8/31/11 (f)	995,000	1,004,950
Landsource Communication Development LLC Tranche B, term loan 5.0625% 3/31/10 (f)	1,200,000	1,215,000
		2,219,950
Real Estate - 2.1%
Apartment Investment & Management Co. term loan 4.75% 11/2/09 (f)	2,000,000	2,030,000
Crescent Real Estate Funding XII LP term loan 4.64% 1/12/06 (f)	2,181,761	2,214,487
General Growth Properties, Inc.:
Tranche A, term loan 4.64% 11/12/07 (f)	2,987,027	2,994,495
Tranche B, term loan 4.64% 11/12/08 (f)	1,500,000	1,515,000
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08 (e)(f)	4,000,000	4,030,000
Newkirk Master LP term loan 7.0212% 11/24/06 (f)	209,771	212,863
		12,996,845
TOTAL FINANCIALS		15,216,795
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Beverly Enterprises, Inc. term loan 5.0818% 10/22/08 (f)	$ 197,500	$ 198,488
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SpectraSite Communications, Inc. Tranche B, term loan 4.03% 5/19/12 (f)	450,000	453,375
TOTAL FLOATING RATE LOANS (Cost $19,228,433)		19,465,839
Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 19.5343% 6/28/38 (d)(f) (Cost $590,000)	590,000	608,414
Fixed-Income Funds - 4.2%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $24,999,977)	251,145	24,996,462
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 2.31% (b) (Cost $33,690,385)	33,690,385	33,690,385
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $583,162,869)		608,710,435
NET OTHER ASSETS - (1.1)%		(6,694,758)
NET ASSETS - 100%		$ 602,015,677
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $95,241,101 or 15.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	0.5%
AAA,AA,A	5.0%
BBB	16.1%
BB	13.8%
B	7.1%
CCC,CC,C	0.5%
Not Rated	5.4%
Equities	45.8%
Short-Term Investments and Net Other Assets	5.8%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005

Assets
Investment in securities, at value (cost $583,162,869) - See accompanying schedule		$ 608,710,435
Cash		1,096,259
Receivable for investments sold		558,445
Receivable for fund shares sold		1,447,992
Dividends receivable		621,642
Interest receivable		3,453,984
Prepaid expenses		1,498
Other affiliated receivables		268
Other receivables		7,804
Total assets		615,898,327

Liabilities
Payable for investments purchased Regular delivery	$ 2,443,235
Delayed delivery	8,043,000
Payable for fund shares redeemed	2,948,767
Accrued management fee	283,984
Other affiliated payables	122,349
Other payables and accrued expenses	41,315
Total liabilities		13,882,650

Net Assets		$ 602,015,677
Net Assets consist of:
Paid in capital		$ 570,910,971
Undistributed net investment income		1,509,309
Accumulated undistributed net realized gain (loss) on investments		4,047,831
Net unrealized appreciation (depreciation) on investments		25,547,566
Net Assets, for 51,265,708 shares outstanding		$ 602,015,677
Net Asset Value, offering price and redemption price per share ($602,015,677 ÷ 51,265,708 shares)		$ 11.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2005

Investment Income
Dividends		$ 6,902,390
Interest		9,008,864
Total income		15,911,254

Expenses
Management fee	$ 1,529,257
Transfer agent fees	554,682
Accounting fees and expenses	102,123
Non-interested trustees' compensation	1,462
Custodian fees and expenses	9,484
Registration fees	41,728
Audit	40,975
Legal	1,739
Miscellaneous	4,470
Total expenses before reductions	2,285,920
Expense reductions	(11,064)	2,274,856
Net investment income (loss)		13,636,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,770,410
Change in net unrealized appreciation (depreciation) on investment securities		16,660,793
Net gain (loss)		21,431,203
Net increase (decrease) in net assets resulting from operations		$ 35,067,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2005	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,636,398	$ 19,812,277
Net realized gain (loss)	4,770,410	10,307,573
Change in net unrealized appreciation (depreciation)	16,660,793	3,123,862
Net increase (decrease) in net assets resulting from operations	35,067,601	33,243,712
Distributions to shareholders from net investment income	(16,847,468)	(17,564,086)
Distributions to shareholders from net realized gain	(7,090,927)	(1,945,418)
Total distributions	(23,938,395)	(19,509,504)
Share transactions Proceeds from sales of shares	218,297,025	411,886,173
Reinvestment of distributions	20,876,241	16,882,212
Cost of shares redeemed	(70,943,407)	(248,916,115)
Net increase (decrease) in net assets resulting from share transactions	168,229,859	179,852,270
Redemption fees	105,297	420,153
Total increase (decrease) in net assets	179,464,362	194,006,631

Net Assets
Beginning of period	422,551,315	228,544,684
End of period (including undistributed net investment income of $1,509,309 and undistributed net investment income of $4,720,379, respectively)	$ 602,015,677	$ 422,551,315
Other Information Shares
Sold	18,726,640	36,337,200
Issued in reinvestment of distributions	1,802,839	1,514,555
Redeemed	(6,050,512)	(22,005,866)
Net increase (decrease)	14,478,967	15,845,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.30	.59	.27
Net realized and unrealized gain (loss)	.51	.60	.71
Total from investment operations	.81	1.19	.98
Distributions from net investment income	(.38)	(.55)	(.07)
Distributions from net realized gain	(.18)	(.07)	-
Total distributions	(.56)	(.62)	(.07)
Redemption fees added to paid in capital D	- G	.01	- G
Net asset value, end of period	$ 11.74	$ 11.49	$ 10.91
Total Return B, C	7.18%	11.31%	9.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.85%	.97% A
Expenses net of voluntary waivers, if any	.86% A	.85%	.97% A
Expenses net of all reductions	.86% A	.85%	.94% A
Net investment income (loss)	5.13% A	5.25%	5.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 602,016	$ 422,551	$ 228,545
Portfolio turnover rate	27% A	61%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period February 4, 2003 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2005

1. Significant Accounting Policies.

Fidelity Real Estate Income Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,907,164
Unrealized depreciation	(3,329,398)
Net unrealized appreciation (depreciation)	$ 25,577,766
Cost for federal income tax purposes	$ 583,132,669

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $225,256,928 and $65,899,865, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $546,867 for the period.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,434 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,814 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,250.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the portfolio of investments, as of January 31, 2005, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2005 and the year ended July 31, 2004 and the financial highlights for the six months ended January 31, 2005, the year ended July 31, 2004 and for the period from February 4, 2003 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2005 and the year ended July 31, 2004 and its financial highlights for the six months ended January 31, 2005, the year ended July 31, 2004 and for the period from February 4, 2003 (commencement of operations) to July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Semiannual Report

Boston, Massachusetts

March 15, 2005

Semiannual Report

Fidelity Ultra-Short Central Fund

January 31, 2005 (Unaudited)

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

REI-USAN-0305
1.789734.101

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	13	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 8, 2004 to January 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value January 31, 2005	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,168.00	$ 6.50 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,017.64	$ 7.63 B

A Actual expenses are equal to the Fund's expense ratio of 1.50%; multiplied by the average account value over the period, multiplied by 146/365 (to reflect the period September 8, 2004 to January 31, 2005).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.50%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Westfield Group unit	9.0
Sun Hung Kai Properties Ltd.	4.8
Mitsui Fudosan Co. Ltd.	4.7
British Land Co. PLC	4.5
Mitsubishi Estate Co. Ltd.	3.9
Land Securities Group PLC	3.0
Stockland	2.9
Slough Estates PLC	2.9
Rodamco Europe NV	2.4
Gecina SA	2.3
40.4
Top Five Countries as of January 31, 2005
(excluding cash equivalents)	% of fund's net assets
United Kingdom	22.6
Australia	20.5
Japan	16.0
Hong Kong	13.8
Netherlands	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2005
% of fund's net assets
REITs - Management/Investment	28.0
REITs - Office Buildings	3.9
REITs - Shopping Centers	1.0
REITs - Industrial Buildings	0.6
Asset Allocation (% of fund's net assets)
As of January 31, 2005
Stocks 96.6%
Short-Term Investments and Net Other Assets 3.4%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1)
Australia - 20.5%
Centro Properties Group unit	622,500	$ 2,575,385
CFS Gandel Retail Trust	1,701,800	2,109,551
Commonwealth Property Office Fund	1,020,100	980,000
DB RREEF Trust unit	713,638	713,229
General Property Trust	553,800	1,660,449
Macquarie Goodman Industrial Trust	1,753,100	3,232,550
Multiplex Group unit	278,959	1,262,161
Stockland unit	946,700	4,305,386
Westfield Group unit	992,300	13,100,085
TOTAL AUSTRALIA		29,938,796
Austria - 0.6%
IMMOFINANZ Immobilien Anlagen AG (a)	98,300	909,682
Finland - 1.0%
Citycon Oyj	374,000	1,442,916
France - 6.1%
Gecina SA	33,000	3,385,060
Klepierre SA	27,500	2,390,762
Unibail (Reg.)	26,500	3,153,511
TOTAL FRANCE		8,929,333
Greece - 1.1%
Babis Vovos International Technical SA	111,980	1,675,560
Hong Kong - 13.8%
Cheung Kong Holdings Ltd. ADR	133,600	1,229,120
China Overseas Land & Investment Ltd.	2,700,000	675,013
Great Eagle Holdings Ltd.	220,000	504,882
Hang Lung Properties Ltd.	621,000	931,518
Henderson Land Development Co. Ltd.	609,700	2,892,222
Hong Kong Land Holdings Ltd.	711,000	1,677,960
Hysan Development Co. Ltd.	547,000	1,044,930
Kerry Properties Ltd.	403,500	848,401
New World Development Co. Ltd.	1,508,000	1,469,362
Sino Land Co.	2,136,000	1,903,267
Sun Hung Kai Properties Ltd.	755,000	6,993,564
TOTAL HONG KONG		20,170,239
Italy - 1.8%
Beni Stabili Spa	1,241,100	1,287,002
Pirelli & C. Real Estate Spa	25,000	1,376,065
TOTAL ITALY		2,663,067
Common Stocks - continued
	Shares	Value (Note 1)
Japan - 16.0%
Japan Prime Realty Investment Corp.	400	$ 1,107,841
Japan Real Estate Investment Corp.	154	1,307,793
Japan Retail Fund Investment Corp.	174	1,469,240
Mitsubishi Estate Co. Ltd.	451,000	5,697,071
Mitsui Fudosan Co. Ltd.	557,000	6,923,194
Nippon Building Fund, Inc.	306	2,574,977
NTT Urban Development Co.	200	895,537
Sumitomo Realty & Development Co. Ltd.	156,000	2,179,860
Tokyu Land Corp.	271,000	1,247,450
TOTAL JAPAN		23,402,963
Netherlands - 7.0%
Corio NV	33,645	1,965,487
Eurocommercial Properties NV	44,999	1,592,394
Nieuwe Steen Investments NV	56,270	1,349,499
Rodamco Europe NV	45,700	3,463,727
Wereldhave NV	18,500	1,904,919
TOTAL NETHERLANDS		10,276,026
Singapore - 3.9%
Ascendas Real Estate Investment Trust (A-REIT)	668,900	804,821
CapitaLand Ltd.	1,236,000	1,728,724
Keppel Land Ltd.	535,000	751,542
Singapore Land Ltd.	458,000	1,524,522
Suntec (REIT)	1,245,000	920,082
TOTAL SINGAPORE		5,729,691
Spain - 0.8%
Inmobiliaria Colonial	26,600	1,178,795
Sweden - 0.5%
Castellum AB	20,700	688,529
Switzerland - 0.9%
PSP Swiss Property AG	31,707	1,346,737
United Kingdom - 22.6%
British Land Co. PLC	406,400	6,590,212
Brixton PLC	208,900	1,377,048
Capital & Regional PLC	230,600	3,114,017
CLS Holdings PLC (a)	168,889	1,304,151
Derwent Valley Holdings PLC	49,300	1,012,083
Development Securities PLC	142,400	1,357,073
Eurocastle Investment Ltd.	19,700	429,576
Great Portland Estates PLC	82,400	518,342
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Hammerson PLC	193,900	$ 3,094,996
Land Securities Group PLC	171,700	4,452,940
Liberty International PLC	110,600	2,020,549
Minerva PLC	102,500	504,822
Shaftesbury PLC	81,600	584,005
Slough Estates PLC	443,900	4,274,261
Unite Group PLC	307,200	1,770,456
Workspace Group PLC	16,500	723,762
TOTAL UNITED KINGDOM		33,128,293
TOTAL COMMON STOCKS (Cost $134,153,604)		141,480,627
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (Cost $3,481,000)	$ 3,481,237	3,481,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $137,634,604)		144,961,627
NET OTHER ASSETS - 1.0%		1,434,043
NET ASSETS - 100%		$ 146,395,670
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,481,000) (cost $137,634,604) - See accompanying schedule		$ 144,961,627
Cash		596
Foreign currency held at value (cost $51,170)		51,071
Receivable for investments sold		1,314,457
Receivable for fund shares sold		3,779,574
Dividends receivable		400,249
Prepaid expenses		15,060
Other affiliated receivables		368
Other receivables		4,763
Total assets		150,527,765

Liabilities
Payable for investments purchased	$ 3,905,929
Payable for fund shares redeemed	45,346
Accrued management fee	101,779
Other affiliated payables	28,193
Other payables and accrued expenses	50,848
Total liabilities		4,132,095

Net Assets		$ 146,395,670
Net Assets consist of:
Paid in capital		$ 138,694,856
Distributions in excess of net investment income		(35,424)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		403,787
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,332,451
Net Assets, for 12,601,396 shares outstanding		$ 146,395,670
Net Asset Value, offering price and redemption price per share ($146,395,670 ÷ 12,601,396 shares)		$ 11.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period September 8, 2004 (commencement of operations) to January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 705,836
Interest		31,429
		737,265
Less foreign taxes withheld		(119,160)
Total income		618,105

Expenses
Management fee	$ 182,055
Transfer agent fees	64,073
Accounting fees and expenses	16,853
Non-interested trustees' compensation	70
Custodian fees and expenses	165,031
Registration fees	22,499
Audit	19,223
Legal	27
Miscellaneous	27
Total expenses before reductions	469,858
Expense reductions	(101,251)	368,607
Net investment income (loss)		249,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	702,661
Foreign currency transactions	(13,952)
Total net realized gain (loss)		688,709
Change in net unrealized appreciation (depreciation) on: Investment securities	7,327,023
Assets and liabilities in foreign currencies	5,428
Total change in net unrealized appreciation (depreciation)		7,332,451
Net gain (loss)		8,021,160
Net increase (decrease) in net assets resulting from operations		$ 8,270,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period September 8, 2004 (commencement of operations) to January 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 249,498
Net realized gain (loss)	688,709
Change in net unrealized appreciation (depreciation)	7,332,451
Net increase (decrease) in net assets resulting from operations	8,270,658
Distributions to shareholders from net investment income	(284,922)
Distributions to shareholders from net realized gain	(284,922)
Total distributions	(569,844)
Share transactions Proceeds from sales of shares	142,637,891
Reinvestment of distributions	534,380
Cost of shares redeemed	(4,517,151)
Net increase (decrease) in net assets resulting from share transactions	138,655,120
Redemption fees	39,736
Total increase (decrease) in net assets	146,395,670

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $35,424)	$ 146,395,670
Other Information Shares
Sold	12,951,007
Issued in reinvestment of distributions	46,067
Redeemed	(395,678)
Net increase (decrease)	12,601,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended January 31,	2005 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	1.63
Total from investment operations	1.67
Distributions from net investment income	(.03)
Distributions from net realized gain	(.03)
Total distributions	(.06)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 11.62
Total Return B, C	16.80%
Ratios to Average Net Assets F
Expenses before expense reductions	1.89% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.48% A
Net investment income (loss)	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,396
Portfolio turnover rate	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 8, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Real Estate Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,266,869
Unrealized depreciation	(1,997,046)
Net unrealized appreciation (depreciation)	$ 7,269,823
Cost for federal income tax purposes	$ 137,691,804

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management and Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $145,711,651 and $11,550,485, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded 1.50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $96,350.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,868 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $33.

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

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Cincinnati, OH 45277-0035

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Fidelity Investments
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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

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IRE-USAN-0305
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Fidelity Advisor

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2004 to January 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,109.50	$ 3.90 B
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63 C
Class T
Actual	$ 1,000.00	$ 1,110.00	$ 4.55 B
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89 C
Class B
Actual	$ 1,000.00	$ 1,108.00	$ 5.85 B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42 C
Class C
Actual	$ 1,000.00	$ 1,108.00	$ 5.85 B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42 C
Small Cap Value
Actual	$ 1,000.00	$ 1,110.50	$ 3.25 B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36 C
Institutional Class
Actual	$ 1,000.00	$ 1,110.50	$ 3.25 B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period November 3, 2004 to January 31, 2005).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Small Cap Value	1.25%
Institutional Class	1.25%

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Quicksilver Resources, Inc.	5.4
RC2 Corp.	4.9
Steven Madden Ltd.	2.3
Holly Corp.	2.1
Watts Water Technologies, Inc. Class A	1.9
Oxford Industries, Inc.	1.8
Pason Systems, Inc.	1.8
Jarden Corp.	1.6
Encore Acquisition Co.	1.5
Interface, Inc. Class A	1.4
24.7
Top Five Market Sectors as of January 31, 2005
% of fund's net assets
Consumer Discretionary	28.4
Financials	20.7
Energy	17.6
Industrials	11.9
Health Care	5.4
Asset Allocation (% of fund's net assets)
As of January 31, 2005*
Stocks 92.1%
Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	12.0%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 28.4%
Auto Components - 0.7%
Spartan Motors, Inc.	113,410	$ 1,254,315
Automobiles - 0.3%
National R.V. Holdings, Inc. (a)	57,700	615,659
Distributors - 0.4%
WESCO International, Inc. (a)	25,000	844,750
Hotels, Restaurants & Leisure - 3.7%
Ambassadors Group, Inc.	3,650	124,100
CBRL Group, Inc.	13,600	559,096
Cosi, Inc. (a)	147,200	883,200
Famous Dave's of America, Inc. (a)	89,900	1,069,810
Kerzner International Ltd. (a)	14,470	872,975
La Quinta Corp. unit (a)	106,300	923,747
Penn National Gaming, Inc. (a)	29,340	1,924,411
Wyndham International, Inc. Class A (a)	834,380	792,661
		7,150,000
Household Durables - 3.0%
Interface, Inc. Class A (a)	284,090	2,678,969
Jarden Corp. (a)	65,650	3,019,900
Lifetime Hoan Corp.	3,358	50,571
		5,749,440
Leisure Equipment & Products - 6.1%
Marine Products Corp.	35,820	907,321
MarineMax, Inc. (a)	48,300	1,519,518
RC2 Corp. (a)	322,990	9,350,561
		11,777,400
Media - 0.5%
Emmis Communications Corp. Class A (a)	51,900	911,883
Multiline Retail - 0.7%
Saks, Inc.	40,300	573,469
Tuesday Morning Corp. (a)	27,300	784,329
		1,357,798
Specialty Retail - 7.4%
Asbury Automotive Group, Inc. (a)	57,800	975,664
Cost Plus, Inc. (a)	60,630	1,590,325
Genesco, Inc. (a)	32,990	954,731
Hot Topic, Inc. (a)	90,915	1,761,933
Kirkland's, Inc. (a)	77,000	800,030
La Senza Corp. (sub. vtg.)	19,100	186,221
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Le Chateau, Inc.:
Class A (sub. vtg.) (c)	17,400	$ 312,304
Class A (sub. vtg.)	15,100	301,136
Lithia Motors, Inc. Class A (sub. vtg.)	37,525	1,019,930
Monro Muffler Brake, Inc. (a)	4,100	106,354
Pacific Sunwear of California, Inc. (a)	56,300	1,378,787
RONA, Inc. (a)	58,240	2,119,269
Select Comfort Corp. (a)	31,340	613,324
Sonic Automotive, Inc. Class A (sub. vtg.)	39,800	929,728
Steiner Leisure Ltd. (a)	17,030	528,254
The Cato Corp. Class A (sub. vtg.)	17,240	524,096
		14,102,086
Textiles, Apparel & Luxury Goods - 5.6%
Ashworth, Inc. (a)	39,900	449,673
Oxford Industries, Inc.	91,560	3,404,201
Steven Madden Ltd. (a)	223,110	4,283,712
Tommy Hilfiger Corp. (a)	161,130	1,582,297
True Religion Apparel, Inc. (a)	103,900	950,685
		10,670,568
TOTAL CONSUMER DISCRETIONARY		54,433,899
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. (a)	99,480	2,432,286
Hines Horticulture, Inc. (a)	72,530	275,614
Poore Brothers, Inc. (a)	122,530	412,926
Ridley, Inc. (a)	44,600	344,998
		3,465,824
ENERGY - 17.6%
Energy Equipment & Services - 3.3%
Maverick Tube Corp. (a)	58,620	1,996,597
Oil States International, Inc. (a)	28,860	549,783
Pason Systems, Inc.	107,650	3,340,398
Willbros Group, Inc. (a)	19,960	427,942
		6,314,720
Oil & Gas - 14.3%
Blackrock Ventures, Inc. (a)	166,490	1,297,255
Denbury Resources, Inc. (a)	75,590	2,207,228
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	79,080	$ 2,949,684
General Maritime Corp. (a)	8,660	397,494
Holly Corp.	132,750	4,017,015
Penn Virginia Corp.	45,670	1,934,581
Quicksilver Resources, Inc. (a)	231,100	10,267,765
Range Resources Corp.	102,150	2,266,709
Thunder Energy, Inc. (a)	268,860	1,826,268
Top Tankers, Inc.	20,400	344,556
		27,508,555
TOTAL ENERGY		33,823,275
FINANCIALS - 20.7%
Capital Markets - 0.2%
Affiliated Managers Group, Inc. (a)	6,000	380,460
Commercial Banks - 3.0%
Cathay General Bancorp	30,120	1,094,260
Center Financial Corp., California	82,960	1,726,398
Hanmi Financial Corp.	37,520	1,333,086
Nara Bancorp, Inc.	25,300	504,735
Wintrust Financial Corp.	20,260	1,124,025
		5,782,504
Consumer Finance - 0.5%
ACE Cash Express, Inc. (a)	35,490	936,936
Diversified Financial Services - 0.9%
Marlin Business Services Corp. (a)	99,100	1,803,620
Insurance - 8.0%
Arch Capital Group Ltd. (a)	11,090	407,336
HCC Insurance Holdings, Inc.	54,680	1,797,332
Hilb Rogal & Hobbs Co.	24,650	876,554
IPC Holdings Ltd.	54,600	2,304,666
National Interstate Corp.	1,300	20,215
Philadelphia Consolidated Holding Corp. (a)	12,580	843,741
RLI Corp.	37,520	1,630,619
Specialty Underwriters' Alliance, Inc.	174,900	1,708,773
StanCorp Financial Group, Inc.	11,900	1,011,500
United America Indemnity Ltd. Class A	127,412	2,293,416
USI Holdings Corp. (a)	214,230	2,420,799
		15,314,951
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 6.7%
American Campus Communities, Inc.	44,620	$ 903,555
American Financial Realty Trust (SBI)	63,800	960,190
CarrAmerica Realty Corp.	18,360	557,226
Education Realty Trust, Inc.	56,300	945,277
Extra Space Storage, Inc.	47,000	609,590
Far East Consortium International Ltd.	1,175,000	459,464
Feldman Mall Properties, Inc.	125,000	1,600,000
GMH Communities Trust	69,100	901,064
Highwoods Properties, Inc. (SBI)	43,900	1,075,550
Kilroy Realty Corp.	37,080	1,449,086
Macquarie Goodman Industrial Trust	920,400	1,697,130
Pan Pacific Retail Properties, Inc.	14,500	839,405
Reckson Associates Realty Corp.	24,570	753,808
		12,751,345
Thrifts & Mortgage Finance - 1.4%
Bank Mutual Corp.	88,100	1,064,248
KNBT Bancorp, Inc.	25,600	424,448
NetBank, Inc.	118,100	1,127,855
		2,616,551
TOTAL FINANCIALS		39,586,367
HEALTH CARE - 5.4%
Biotechnology - 0.2%
Stratagene Corp. (a)	61,700	407,220
Health Care Equipment & Supplies - 1.3%
Dade Behring Holdings, Inc. (a)	9,540	545,211
DJ Orthopedics, Inc. (a)	59,880	1,446,102
Orthofix International NV (a)	10,790	431,384
		2,422,697
Health Care Providers & Services - 3.7%
Air Methods Corp. (a)	104,700	778,968
America Service Group, Inc. (a)	32,860	901,350
DaVita, Inc. (a)	9,650	404,914
Horizon Health Corp. (a)	18,400	560,280
ICON PLC sponsored ADR (a)	52,960	1,859,955
Medtox Scientific, Inc. (a)	199,090	1,632,538
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Per-Se Technologies, Inc. (a)	31,957	$ 466,572
PSS World Medical, Inc. (a)	32,730	410,762
		7,015,339
Pharmaceuticals - 0.2%
Connetics Corp. (a)	11,500	280,830
Par Pharmaceutical Companies, Inc. (a)	4,000	151,600
		432,430
TOTAL HEALTH CARE		10,277,686
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	65,760	709,550
Ceramic Protection Corp. (a)	16,700	318,243
		1,027,793
Air Freight & Logistics - 1.6%
Dynamex, Inc. (a)	13,820	250,142
Hub Group, Inc. Class A (a)	10,660	580,544
Park-Ohio Holdings Corp. (a)	92,620	2,284,935
		3,115,621
Building Products - 0.2%
Quixote Corp.	22,300	445,777
Commercial Services & Supplies - 1.7%
Banta Corp.	10,900	472,079
Cenveo, Inc. (a)	213,130	628,734
Herman Miller, Inc.	36,380	972,074
Standard Parking Corp.	50,200	761,534
Waste Services, Inc. (a)	95,000	313,500
		3,147,921
Construction & Engineering - 1.9%
Comfort Systems USA, Inc. (a)	339,600	2,312,676
Granite Construction, Inc.	11,400	283,860
URS Corp. (a)	35,000	987,350
		3,583,886
Electrical Equipment - 1.1%
A.O. Smith Corp.	16,000	433,760
Acuity Brands, Inc.	61,650	1,693,526
		2,127,286
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	20,800	$ 1,311,856
Walter Industries, Inc.	11,600	406,232
		1,718,088
Machinery - 3.6%
Manitowoc Co., Inc.	42,960	1,563,744
Tennant Co.	24,000	929,040
Trinity Industries, Inc.	6,082	183,981
Wabtec Corp.	35,900	669,176
Watts Water Technologies, Inc. Class A	111,410	3,570,691
		6,916,632
Marine - 0.1%
Alexander & Baldwin, Inc.	4,000	184,000
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	32,000	480,000
TOTAL INDUSTRIALS		22,747,004
INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Instruments - 1.2%
KEMET Corp. (a)	123,800	1,046,110
Mettler-Toledo International, Inc. (a)	18,430	924,449
Winland Electronics, Inc. (a)	72,860	289,254
		2,259,813
Internet Software & Services - 1.0%
Cryptologic, Inc.	20,260	501,337
j2 Global Communications, Inc. (a)	3,960	128,621
Mediagrif Interactive Technologies, Inc. (a)	101,250	803,604
Vitria Technology, Inc. (a)	105,590	432,919
		1,866,481
Semiconductors & Semiconductor Equipment - 1.1%
Cascade Microtech, Inc.	37,000	392,200
Fairchild Semiconductor International, Inc. (a)	70,000	998,900
MKS Instruments, Inc. (a)	47,700	746,505
		2,137,605
Software - 0.7%
Moldflow Corp. (a)	79,580	1,344,902
TOTAL INFORMATION TECHNOLOGY		7,608,801
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.3%
Chemicals - 2.0%
Albemarle Corp.	16,500	$ 579,315
Cytec Industries, Inc.	15,070	768,570
Pioneer Companies, Inc. (a)	115,290	2,463,747
		3,811,632
Metals & Mining - 0.3%
Massey Energy Co.	18,250	692,223
TOTAL MATERIALS		4,503,855
TOTAL COMMON STOCKS (Cost $170,461,828)		176,446,711
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 2.31% (b) (Cost $16,381,642)	16,381,642	16,381,642
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $186,843,470)		192,828,353
NET OTHER ASSETS - (0.7)%		(1,341,346)
NET ASSETS - 100%		$ 191,487,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $312,304 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Le Chateau, Inc. Class A (sub. vtg.)	12/16/04	$ 321,007
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
Canada	6.0%
Bermuda	1.4%
Cayman Islands	1.2%
Ireland	1.0%
Others (individually less than 1%)	2.4%
100.0%

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $186,843,470) - See accompanying schedule		$ 192,828,353
Foreign currency held at value (cost $113,820)		113,669
Receivable for investments sold		2,558,421
Receivable for fund shares sold		1,234,960
Dividends receivable		40,072
Interest receivable		34,569
Prepaid expenses		69,563
Other affiliated receivables		1,055
Other receivables		28,689
Total assets		196,909,351

Liabilities
Payable for investments purchased	$ 5,180,265
Payable for fund shares redeemed	70,768
Accrued management fee	116,361
Distribution fees payable	4,145
Other affiliated payables	32,382
Other payables and accrued expenses	18,423
Total liabilities		5,422,344

Net Assets		$ 191,487,007
Net Assets consist of:
Paid in capital		$ 185,399,299
Accumulated net investment loss		(173,598)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		276,113
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,985,193
Net Assets		$ 191,487,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,147,250 ÷ 193,541 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($2,304,283 ÷ 207,643 shares)	$ 11.10

Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,413,861 ÷ 127,603 shares) A	$ 11.08

Class C: Net Asset Value and offering price per share ($3,039,847 ÷ 274,296 shares) A	$ 11.08

Small Cap Value: Net Asset Value, offering price and redemption price per share ($181,521,573 ÷ 16,348,577 shares)	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,060,193 ÷ 95,488 shares)	$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 122,601
Interest		70,806
Total income		193,407

Expenses
Management fee	$ 186,717
Transfer agent fees	60,981
Distribution fees	7,997
Accounting fees and expenses	12,551
Non-interested trustees' compensation	51
Custodian fees and expenses	21,404
Registration fees	43,403
Audit	11,637
Legal	12
Total expenses before reductions	344,753
Expense reductions	(47,342)	297,411
Net investment income (loss)		(104,004)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	256,343
Foreign currency transactions	19,770
Total net realized gain (loss)		276,113
Change in net unrealized appreciation (depreciation) on: Investment securities	5,984,883
Assets and liabilities in foreign currencies	310
Total change in net unrealized appreciation (depreciation)		5,985,193
Net gain (loss)		6,261,306
Net increase (decrease) in net assets resulting from operations		$ 6,157,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (104,004)
Net realized gain (loss)	276,113
Change in net unrealized appreciation (depreciation)	5,985,193
Net increase (decrease) in net assets resulting from operations	6,157,302
Distributions to shareholders from net investment income	(69,594)
Share transactions - net increase (decrease)	185,372,117
Redemption fees	27,182
Total increase (decrease) in net assets	191,487,007

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $173,598)	$ 191,487,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.09
Total Return B, C, D	10.95%
Ratios to Average Net Assets G
Expenses before expense reductions	1.75% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	(.63)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,147
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.10
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.10
Total Return B, C, D	11.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.07% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	(.88)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,304
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.08
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.56% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	(1.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,414
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.08
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.43% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	(1.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,040
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Period ended January 31, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.11
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.10
Total Return B, C	11.05%
Ratios to Average Net Assets F
Expenses before expense reductions	1.31% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.14% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,522
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.11
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.10
Total Return B, C	11.05%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.14% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Value Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,083,627
Unrealized depreciation	(4,158,686)
Net unrealized appreciation (depreciation)	$ 5,924,941
Cost for federal income tax purposes	$ 186,903,412

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $181,634,225 and $11,402,518, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until November 1, 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 846	$ 366
Class T	.25%	.25%	1,730	732
Class B	.75%	.25%	2,162	1,999
Class C	.75%	.25%	3,259	2,344
			$ 7,997	$ 5,441

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,302
Class T	1,849
Class B *	98
Class C *	-
$ 6,249

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Small Cap Value. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Value shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 868	.26*
Class T	1,158	.34*
Class B	534	.25*
Class C	627	.19*
Small Cap Value	57,440	.24*
Institutional Class	354	.17*
	$ 60,981

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $61,054 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense limitations	Reimbursement from adviser

Class A	1.50%	$ 839
Class T	1.75%	1,091
Class B	2.25%	666
Class C	2.25%	571
Small Cap Value	1.25%	15,034
Institutional Class	1.25%	476
		$ 18,677

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $28,665 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

November 3, 2004 (commencement of operations) to January 31, 2005
From net investment income
Class A	$ 723
Small Cap Value	68,438
Institutional Class	433
Total	$ 69,594

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	November 3, 2004 (commencement of operations) to January 31, 2005	November 3, 2004 (commencement of operations) to January 31, 2005
Class A
Shares sold	193,487	$ 2,028,329
Reinvestment of distributions	54	590
Net increase (decrease)	193,541	$ 2,028,919
Class T
Shares sold	207,872	$ 2,197,638
Shares redeemed	(229)	(2,544)
Net increase (decrease)	207,643	$ 2,195,094
Class B
Shares sold	127,792	$ 1,329,789
Shares redeemed	(189)	(2,048)
Net increase (decrease)	127,603	$ 1,327,741
Class C
Shares sold	276,817	$ 2,931,865
Shares redeemed	(2,521)	(27,703)
Net increase (decrease)	274,296	$ 2,904,162
Small Cap Value
Shares sold	16,534,181	$ 177,946,027
Reinvestment of distributions	6,024	66,449
Shares redeemed	(191,628)	(2,079,070)
Net increase (decrease)	16,348,577	$ 175,933,406
Institutional Class
Shares sold	95,449	$ 982,362
Reinvestment of distributions	39	433
Net increase (decrease)	95,488	$ 982,795

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCV-USAN-0305
1.803737.100

Fidelity Advisor

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	24	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2004 to January 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,109.50	$ 3.90 B
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63 C
Class T
Actual	$ 1,000.00	$ 1,110.00	$ 4.55 B
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89 C
Class B
Actual	$ 1,000.00	$ 1,108.00	$ 5.85 B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42 C
Class C
Actual	$ 1,000.00	$ 1,108.00	$ 5.85 B
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42 C
Small Cap Value
Actual	$ 1,000.00	$ 1,110.50	$ 3.25 B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36 C
Institutional Class
Actual	$ 1,000.00	$ 1,110.50	$ 3.25 B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period November 3, 2004 to January 31, 2005).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Small Cap Value	1.25%
Institutional Class	1.25%

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Quicksilver Resources, Inc.	5.4
RC2 Corp.	4.9
Steven Madden Ltd.	2.3
Holly Corp.	2.1
Watts Water Technologies, Inc. Class A	1.9
Oxford Industries, Inc.	1.8
Pason Systems, Inc.	1.8
Jarden Corp.	1.6
Encore Acquisition Co.	1.5
Interface, Inc. Class A	1.4
24.7
Top Five Market Sectors as of January 31, 2005
% of fund's net assets
Consumer Discretionary	28.4
Financials	20.7
Energy	17.6
Industrials	11.9
Health Care	5.4
Asset Allocation (% of fund's net assets)
As of January 31, 2005*
Stocks 92.1%
Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	12.0%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 28.4%
Auto Components - 0.7%
Spartan Motors, Inc.	113,410	$ 1,254,315
Automobiles - 0.3%
National R.V. Holdings, Inc. (a)	57,700	615,659
Distributors - 0.4%
WESCO International, Inc. (a)	25,000	844,750
Hotels, Restaurants & Leisure - 3.7%
Ambassadors Group, Inc.	3,650	124,100
CBRL Group, Inc.	13,600	559,096
Cosi, Inc. (a)	147,200	883,200
Famous Dave's of America, Inc. (a)	89,900	1,069,810
Kerzner International Ltd. (a)	14,470	872,975
La Quinta Corp. unit (a)	106,300	923,747
Penn National Gaming, Inc. (a)	29,340	1,924,411
Wyndham International, Inc. Class A (a)	834,380	792,661
		7,150,000
Household Durables - 3.0%
Interface, Inc. Class A (a)	284,090	2,678,969
Jarden Corp. (a)	65,650	3,019,900
Lifetime Hoan Corp.	3,358	50,571
		5,749,440
Leisure Equipment & Products - 6.1%
Marine Products Corp.	35,820	907,321
MarineMax, Inc. (a)	48,300	1,519,518
RC2 Corp. (a)	322,990	9,350,561
		11,777,400
Media - 0.5%
Emmis Communications Corp. Class A (a)	51,900	911,883
Multiline Retail - 0.7%
Saks, Inc.	40,300	573,469
Tuesday Morning Corp. (a)	27,300	784,329
		1,357,798
Specialty Retail - 7.4%
Asbury Automotive Group, Inc. (a)	57,800	975,664
Cost Plus, Inc. (a)	60,630	1,590,325
Genesco, Inc. (a)	32,990	954,731
Hot Topic, Inc. (a)	90,915	1,761,933
Kirkland's, Inc. (a)	77,000	800,030
La Senza Corp. (sub. vtg.)	19,100	186,221
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Le Chateau, Inc.:
Class A (sub. vtg.) (c)	17,400	$ 312,304
Class A (sub. vtg.)	15,100	301,136
Lithia Motors, Inc. Class A (sub. vtg.)	37,525	1,019,930
Monro Muffler Brake, Inc. (a)	4,100	106,354
Pacific Sunwear of California, Inc. (a)	56,300	1,378,787
RONA, Inc. (a)	58,240	2,119,269
Select Comfort Corp. (a)	31,340	613,324
Sonic Automotive, Inc. Class A (sub. vtg.)	39,800	929,728
Steiner Leisure Ltd. (a)	17,030	528,254
The Cato Corp. Class A (sub. vtg.)	17,240	524,096
		14,102,086
Textiles, Apparel & Luxury Goods - 5.6%
Ashworth, Inc. (a)	39,900	449,673
Oxford Industries, Inc.	91,560	3,404,201
Steven Madden Ltd. (a)	223,110	4,283,712
Tommy Hilfiger Corp. (a)	161,130	1,582,297
True Religion Apparel, Inc. (a)	103,900	950,685
		10,670,568
TOTAL CONSUMER DISCRETIONARY		54,433,899
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. (a)	99,480	2,432,286
Hines Horticulture, Inc. (a)	72,530	275,614
Poore Brothers, Inc. (a)	122,530	412,926
Ridley, Inc. (a)	44,600	344,998
		3,465,824
ENERGY - 17.6%
Energy Equipment & Services - 3.3%
Maverick Tube Corp. (a)	58,620	1,996,597
Oil States International, Inc. (a)	28,860	549,783
Pason Systems, Inc.	107,650	3,340,398
Willbros Group, Inc. (a)	19,960	427,942
		6,314,720
Oil & Gas - 14.3%
Blackrock Ventures, Inc. (a)	166,490	1,297,255
Denbury Resources, Inc. (a)	75,590	2,207,228
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	79,080	$ 2,949,684
General Maritime Corp. (a)	8,660	397,494
Holly Corp.	132,750	4,017,015
Penn Virginia Corp.	45,670	1,934,581
Quicksilver Resources, Inc. (a)	231,100	10,267,765
Range Resources Corp.	102,150	2,266,709
Thunder Energy, Inc. (a)	268,860	1,826,268
Top Tankers, Inc.	20,400	344,556
		27,508,555
TOTAL ENERGY		33,823,275
FINANCIALS - 20.7%
Capital Markets - 0.2%
Affiliated Managers Group, Inc. (a)	6,000	380,460
Commercial Banks - 3.0%
Cathay General Bancorp	30,120	1,094,260
Center Financial Corp., California	82,960	1,726,398
Hanmi Financial Corp.	37,520	1,333,086
Nara Bancorp, Inc.	25,300	504,735
Wintrust Financial Corp.	20,260	1,124,025
		5,782,504
Consumer Finance - 0.5%
ACE Cash Express, Inc. (a)	35,490	936,936
Diversified Financial Services - 0.9%
Marlin Business Services Corp. (a)	99,100	1,803,620
Insurance - 8.0%
Arch Capital Group Ltd. (a)	11,090	407,336
HCC Insurance Holdings, Inc.	54,680	1,797,332
Hilb Rogal & Hobbs Co.	24,650	876,554
IPC Holdings Ltd.	54,600	2,304,666
National Interstate Corp.	1,300	20,215
Philadelphia Consolidated Holding Corp. (a)	12,580	843,741
RLI Corp.	37,520	1,630,619
Specialty Underwriters' Alliance, Inc.	174,900	1,708,773
StanCorp Financial Group, Inc.	11,900	1,011,500
United America Indemnity Ltd. Class A	127,412	2,293,416
USI Holdings Corp. (a)	214,230	2,420,799
		15,314,951
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 6.7%
American Campus Communities, Inc.	44,620	$ 903,555
American Financial Realty Trust (SBI)	63,800	960,190
CarrAmerica Realty Corp.	18,360	557,226
Education Realty Trust, Inc.	56,300	945,277
Extra Space Storage, Inc.	47,000	609,590
Far East Consortium International Ltd.	1,175,000	459,464
Feldman Mall Properties, Inc.	125,000	1,600,000
GMH Communities Trust	69,100	901,064
Highwoods Properties, Inc. (SBI)	43,900	1,075,550
Kilroy Realty Corp.	37,080	1,449,086
Macquarie Goodman Industrial Trust	920,400	1,697,130
Pan Pacific Retail Properties, Inc.	14,500	839,405
Reckson Associates Realty Corp.	24,570	753,808
		12,751,345
Thrifts & Mortgage Finance - 1.4%
Bank Mutual Corp.	88,100	1,064,248
KNBT Bancorp, Inc.	25,600	424,448
NetBank, Inc.	118,100	1,127,855
		2,616,551
TOTAL FINANCIALS		39,586,367
HEALTH CARE - 5.4%
Biotechnology - 0.2%
Stratagene Corp. (a)	61,700	407,220
Health Care Equipment & Supplies - 1.3%
Dade Behring Holdings, Inc. (a)	9,540	545,211
DJ Orthopedics, Inc. (a)	59,880	1,446,102
Orthofix International NV (a)	10,790	431,384
		2,422,697
Health Care Providers & Services - 3.7%
Air Methods Corp. (a)	104,700	778,968
America Service Group, Inc. (a)	32,860	901,350
DaVita, Inc. (a)	9,650	404,914
Horizon Health Corp. (a)	18,400	560,280
ICON PLC sponsored ADR (a)	52,960	1,859,955
Medtox Scientific, Inc. (a)	199,090	1,632,538
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Per-Se Technologies, Inc. (a)	31,957	$ 466,572
PSS World Medical, Inc. (a)	32,730	410,762
		7,015,339
Pharmaceuticals - 0.2%
Connetics Corp. (a)	11,500	280,830
Par Pharmaceutical Companies, Inc. (a)	4,000	151,600
		432,430
TOTAL HEALTH CARE		10,277,686
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	65,760	709,550
Ceramic Protection Corp. (a)	16,700	318,243
		1,027,793
Air Freight & Logistics - 1.6%
Dynamex, Inc. (a)	13,820	250,142
Hub Group, Inc. Class A (a)	10,660	580,544
Park-Ohio Holdings Corp. (a)	92,620	2,284,935
		3,115,621
Building Products - 0.2%
Quixote Corp.	22,300	445,777
Commercial Services & Supplies - 1.7%
Banta Corp.	10,900	472,079
Cenveo, Inc. (a)	213,130	628,734
Herman Miller, Inc.	36,380	972,074
Standard Parking Corp.	50,200	761,534
Waste Services, Inc. (a)	95,000	313,500
		3,147,921
Construction & Engineering - 1.9%
Comfort Systems USA, Inc. (a)	339,600	2,312,676
Granite Construction, Inc.	11,400	283,860
URS Corp. (a)	35,000	987,350
		3,583,886
Electrical Equipment - 1.1%
A.O. Smith Corp.	16,000	433,760
Acuity Brands, Inc.	61,650	1,693,526
		2,127,286
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	20,800	$ 1,311,856
Walter Industries, Inc.	11,600	406,232
		1,718,088
Machinery - 3.6%
Manitowoc Co., Inc.	42,960	1,563,744
Tennant Co.	24,000	929,040
Trinity Industries, Inc.	6,082	183,981
Wabtec Corp.	35,900	669,176
Watts Water Technologies, Inc. Class A	111,410	3,570,691
		6,916,632
Marine - 0.1%
Alexander & Baldwin, Inc.	4,000	184,000
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	32,000	480,000
TOTAL INDUSTRIALS		22,747,004
INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Instruments - 1.2%
KEMET Corp. (a)	123,800	1,046,110
Mettler-Toledo International, Inc. (a)	18,430	924,449
Winland Electronics, Inc. (a)	72,860	289,254
		2,259,813
Internet Software & Services - 1.0%
Cryptologic, Inc.	20,260	501,337
j2 Global Communications, Inc. (a)	3,960	128,621
Mediagrif Interactive Technologies, Inc. (a)	101,250	803,604
Vitria Technology, Inc. (a)	105,590	432,919
		1,866,481
Semiconductors & Semiconductor Equipment - 1.1%
Cascade Microtech, Inc.	37,000	392,200
Fairchild Semiconductor International, Inc. (a)	70,000	998,900
MKS Instruments, Inc. (a)	47,700	746,505
		2,137,605
Software - 0.7%
Moldflow Corp. (a)	79,580	1,344,902
TOTAL INFORMATION TECHNOLOGY		7,608,801
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.3%
Chemicals - 2.0%
Albemarle Corp.	16,500	$ 579,315
Cytec Industries, Inc.	15,070	768,570
Pioneer Companies, Inc. (a)	115,290	2,463,747
		3,811,632
Metals & Mining - 0.3%
Massey Energy Co.	18,250	692,223
TOTAL MATERIALS		4,503,855
TOTAL COMMON STOCKS (Cost $170,461,828)		176,446,711
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 2.31% (b) (Cost $16,381,642)	16,381,642	16,381,642
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $186,843,470)		192,828,353
NET OTHER ASSETS - (0.7)%		(1,341,346)
NET ASSETS - 100%		$ 191,487,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $312,304 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Le Chateau, Inc. Class A (sub. vtg.)	12/16/04	$ 321,007
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
Canada	6.0%
Bermuda	1.4%
Cayman Islands	1.2%
Ireland	1.0%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $186,843,470) - See accompanying schedule		$ 192,828,353
Foreign currency held at value (cost $113,820)		113,669
Receivable for investments sold		2,558,421
Receivable for fund shares sold		1,234,960
Dividends receivable		40,072
Interest receivable		34,569
Prepaid expenses		69,563
Other affiliated receivables		1,055
Other receivables		28,689
Total assets		196,909,351

Liabilities
Payable for investments purchased	$ 5,180,265
Payable for fund shares redeemed	70,768
Accrued management fee	116,361
Distribution fees payable	4,145
Other affiliated payables	32,382
Other payables and accrued expenses	18,423
Total liabilities		5,422,344

Net Assets		$ 191,487,007
Net Assets consist of:
Paid in capital		$ 185,399,299
Accumulated net investment loss		(173,598)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		276,113
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,985,193
Net Assets		$ 191,487,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,147,250 ÷ 193,541 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($2,304,283 ÷ 207,643 shares)	$ 11.10

Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,413,861 ÷ 127,603 shares) A	$ 11.08

Class C: Net Asset Value and offering price per share ($3,039,847 ÷ 274,296 shares) A	$ 11.08

Small Cap Value: Net Asset Value, offering price and redemption price per share ($181,521,573 ÷ 16,348,577 shares)	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,060,193 ÷ 95,488 shares)	$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 122,601
Interest		70,806
Total income		193,407

Expenses
Management fee	$ 186,717
Transfer agent fees	60,981
Distribution fees	7,997
Accounting fees and expenses	12,551
Non-interested trustees' compensation	51
Custodian fees and expenses	21,404
Registration fees	43,403
Audit	11,637
Legal	12
Total expenses before reductions	344,753
Expense reductions	(47,342)	297,411
Net investment income (loss)		(104,004)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	256,343
Foreign currency transactions	19,770
Total net realized gain (loss)		276,113
Change in net unrealized appreciation (depreciation) on: Investment securities	5,984,883
Assets and liabilities in foreign currencies	310
Total change in net unrealized appreciation (depreciation)		5,985,193
Net gain (loss)		6,261,306
Net increase (decrease) in net assets resulting from operations		$ 6,157,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

November 3, 2004 (commencement of operations) to January 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (104,004)
Net realized gain (loss)	276,113
Change in net unrealized appreciation (depreciation)	5,985,193
Net increase (decrease) in net assets resulting from operations	6,157,302
Distributions to shareholders from net investment income	(69,594)
Share transactions - net increase (decrease)	185,372,117
Redemption fees	27,182
Total increase (decrease) in net assets	191,487,007

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $173,598)	$ 191,487,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.09
Total Return B, C, D	10.95%
Ratios to Average Net Assets G
Expenses before expense reductions	1.75% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	(.63)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,147
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.10
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.10
Total Return B, C, D	11.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.07% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	(.88)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,304
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.08
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.56% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	(1.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,414
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2005 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.08
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.43% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	(1.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,040
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 2004 (commencement of operations) to January 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Period ended January 31, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.11
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.10
Total Return B, C	11.05%
Ratios to Average Net Assets F
Expenses before expense reductions	1.31% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.14% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,522
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.11
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 11.10
Total Return B, C	11.05%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.14% A
Net investment income (loss)	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060
Portfolio turnover rate	51% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 2004 (commencement of operations) to January 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Value Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,083,627
Unrealized depreciation	(4,158,686)
Net unrealized appreciation (depreciation)	$ 5,924,941
Cost for federal income tax purposes	$ 186,903,412

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $181,634,225 and $11,402,518, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until November 1, 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 846	$ 366
Class T	.25%	.25%	1,730	732
Class B	.75%	.25%	2,162	1,999
Class C	.75%	.25%	3,259	2,344
			$ 7,997	$ 5,441

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,302
Class T	1,849
Class B *	98
Class C *	-
$ 6,249

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Small Cap Value. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Value shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 868	.26*
Class T	1,158	.34*
Class B	534	.25*
Class C	627	.19*
Small Cap Value	57,440	.24*
Institutional Class	354	.17*
	$ 60,981

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $61,054 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense limitations	Reimbursement from adviser

Class A	1.50%	$ 839
Class T	1.75%	1,091
Class B	2.25%	666
Class C	2.25%	571
Small Cap Value	1.25%	15,034
Institutional Class	1.25%	476
		$ 18,677

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $28,665 for the period.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

November 3, 2004 (commencement of operations) to January 31, 2005
From net investment income
Class A	$ 723
Small Cap Value	68,438
Institutional Class	433
Total	$ 69,594

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	November 3, 2004 (commencement of operations) to January 31, 2005	November 3, 2004 (commencement of operations) to January 31, 2005
Class A
Shares sold	193,487	$ 2,028,329
Reinvestment of distributions	54	590
Net increase (decrease)	193,541	$ 2,028,919
Class T
Shares sold	207,872	$ 2,197,638
Shares redeemed	(229)	(2,544)
Net increase (decrease)	207,643	$ 2,195,094
Class B
Shares sold	127,792	$ 1,329,789
Shares redeemed	(189)	(2,048)
Net increase (decrease)	127,603	$ 1,327,741
Class C
Shares sold	276,817	$ 2,931,865
Shares redeemed	(2,521)	(27,703)
Net increase (decrease)	274,296	$ 2,904,162
Small Cap Value
Shares sold	16,534,181	$ 177,946,027
Reinvestment of distributions	6,024	66,449
Shares redeemed	(191,628)	(2,079,070)
Net increase (decrease)	16,348,577	$ 175,933,406
Institutional Class
Shares sold	95,449	$ 982,362
Reinvestment of distributions	39	433
Net increase (decrease)	95,488	$ 982,795

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCVI-USAN-0305
1.803748.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 23, 2005